As filed with the Securities and Exchange Commission on April 29, 1998.



                                                     Registration No. 33-76684

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          POST-EFFECTIVE AMENDMENT NO.5


  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                        (formerly NASL Variable Account)
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA (formerly North American Security Life Insurance Company)
                               (Name of Depositor)

                              116 Huntington Avenue
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)

                                 (617) 266-6004
               (Depositor's Telephone Number Including Area Code)

       James D. Gallagher, Esq.                           Copy to:
       Vice President, Secretary                    J. Sumner Jones, Esq.
          and General Counsel                      Jones & Blouch, L.L.P.
   The Manufacturers Life Insurance          1025 Thomas Jefferson Street, N.W.
       Company of North America                     Washington, DC 20007
           73 Tremont Street
      Boston, Massachusetts 02108
(Name and Address of Agent for Service)


                          -----------------------------

It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
       ---


        X  on May 1, 1998 pursuant to paragraph (b) of Rule 485
       ---


           60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ---


           on (date) pursuant to paragraph (a)(1) of Rule 485
       ---


*The Prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by an earlier registration statement under File No. 33-49604.

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 Item   Caption in Prospectus
Part A     ---------------------
------

1.         Cover Page
2.         Special Terms
3.         Summary
4.         Performance Data; Financial Statements
5.         General Information about The Manufacturers Life Insurance Company of
             North America, The Manufacturers Life Insurance Company of North America Separate Account A and Manufacturers Investment Trust
6.         Charges and Deductions; Withdrawal Charge; Reduction or Elimination
             of Withdrawal Charge; Administration Fees; Reduction or Elimination of Annual Administration Fee; Mortality and Expense Risk Charge; Taxes; Appendix A; Appendix B
7.         Accumulation Provisions; Company Approval Purchase Payments;
             Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special Transfer Services-Dollar Cost Averaging; Withdrawals; Special Withdrawal Services Systematic Withdrawal Plan; Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification;
8.         Annuity Provisions; General; Annuity Options; Determination of Amount
             of the First Variable Annuity Payment; Annuity Units and the Determination of Subsequent
           Variable Annuity Payments; Transfers After Maturity Date
9.         Accumulation Provisions; Death Benefit Before Maturity Date; Annuity
             Provisions; Death Benefit After Maturity Date
10.        Accumulation Provisions; Purchase Payments; Accumulation Units; Value
             of Accumulation Units; Net Investment Factor; Distribution of Contracts
11.        Withdrawals; Restrictions under the Texas Optional Retirement
             Program; Accumulation Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review
12.        Federal Tax Matters; Introduction; The Company's Tax Status; Taxation
             of Annuities in General; Diversification Requirements; Qualified Retirement Plans
13.        Legal Proceedings
14.        Statement of Additional Information - Table of Contents

Part B     Caption in Statement of
------     Additional Information
           -----------------------

15.        Cover Page
16.        Table of Contents
17.        General Information and History
18.        Services-Accountants; Services-Servicing Agent
19.        Not Applicable
20.        Services-Principal Underwriter
21.        Performance Data
22.        Not Applicable
23.        Financial Statements

                                     PART A


                      INFORMATION REQUIRED IN A PROSPECTUS

            Annuity Service Office                  Mailing Address
             116 Huntington Avenue               Post Office Box 9230
          Boston, Massachusetts 02116            Boston, Massachusetts
                (617) 266-6004                        02205-9230
                (800) 344-1029

--------------------------------------------------------------------------------
  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------
                                       OF

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                      FLEXIBLE PAYMENT DEFERRED COMBINATION
                    FIXED AND VARIABLE GROUP ANNUITY CONTRACT
                                NON-PARTICIPATING

     This Prospectus describes a flexible purchase payment deferred combination fixed and variable group annuity contract (the "contract") issued by The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (the "Company"), a stock life insurance company, the ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"). The contract is designed for use in connection with retirement plans which may or may not qualify for special Federal income tax treatment. Prior to February, 1995, the Company issued a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("prior contract" or "Ven 8 contracts"), which were sold during the period from September, 1992 until February, 1995. This Prospectus principally describes the contract but also describes the Ven 8 contracts. The principal differences between the contract offered by this Prospectus and the Ven 8 contract relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions (see "Appendix D Prior Contracts").


     The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The contract offers forty-three investment options: thirty-eight variable and five fixed. The variable portion of the contract value and annuity payments, if selected on a variable basis, will vary according to the investment performance of the sub-accounts of The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (the "Variable Account"). The Variable Account is a separate account established by the Company. Purchase payments and earnings on those purchase payments may be allocated to and transferred among one or more of thirty-eight sub-accounts of the Variable Account. The assets of each sub-account are invested in shares of Manufacturers Investment Trust, formerly NASL Series Trust (the "Trust") or Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"), each a mutual fund having an investment portfolio for each sub-account of the Variable Account (see the accompanying prospectus of the Trust and Merrill Variable Funds). Fixed contract values may be accumulated under one, three, five and seven year fixed account investment options and, in states where approved, a dollar cost averaging fixed investment option. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     Additional information about the variable portion of the contract and Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing the Company at the above address or telephoning (800) 344-1029. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The table of contents for the Statement of Additional Information is included on page 49 of this Prospectus.

     SHARES OF THE TRUST OR THE MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT AND CERTIFICATE THAT A PROSPECTIVE PURCHASER SHOULD KNOW BEFORE INVESTING. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1998.


V22/23.PRO598 (MLAM)

                                TABLE OF CONTENTS



SPECIAL TERMS ............................................3
SUMMARY ..................................................5
TABLE OF ACCUMULATION UNIT VALUES ........................13
GENERAL INFORMATION ABOUT THE
MANUFACTURERS LIFE INSURANCE COMPANY
OF NORTH AMERICA, THE MANUFACTURERS
LIFE INSURANCE COMPANY OF NORTH
AMERICA SEPARATE ACCOUNT A,
MANUFACTURERS INVESTMENT TRUST AND
MERRILL LYNCH VARIABLE SERIES FUNDS, INC..................15
 The Manufacturers Life Insurance Company of North
        America ..........................................15
 The Manufacturers Life Insurance Company of North
        America Separate Account A........................16
     Manufacturers Investment Trust ......................16
     Merrill Lynch Variable Series Funds, Inc.............20
DESCRIPTION OF THE CONTRACT ..............................21
   ELIGIBLE GROUPS .......................................21
   ACCUMULATION PROVISIONS ...............................21
     Purchase Payments ...................................21
     Accumulation Units ..................................22
     Value of Accumulation Units .........................22
     Net Investment Factor ...............................22
     Transfers Among Investment Options ..................23
     Maximum Number of Investment Options ................23
     Telephone Transactions ..............................23
     Special Transfer Services - Dollar Cost Averaging....24
     Asset Rebalancing Program ...........................24
     Withdrawals .........................................24
     Special Withdrawal Services - Income Plan ...........25
     Loans ...............................................25
     Death Benefit Before Maturity Date ..................26
    ANNUITY PROVISIONS ...................................28
     General .............................................28
     Annuity Options .....................................28
     Determination of Amount of the First Variable
        Annuity Payment ..................................29
     Annuity Units and the Determination of Subsequent
        Variable Annuity Payments ........................29
     Transfers After Maturity Date .......................30
     Death Benefit On or After Maturity Date .............30
   OTHER CONTRACT PROVISIONS .............................30
     Ten Day Right to Review .............................30
     Ownership ...........................................30
     Beneficiary .........................................31
     Annuitant ...........................................31
     Modification ........................................31
     Discontinuance of New Owners ........................32
     Misstatement and Proof of Age, Sex or Survival ......32
  FIXED ACCOUNT INVESTMENT OPTIONS .......................32
  GUARANTEED RETIREMENT INCOME PROGRAM....................35
CHARGES AND DEDUCTIONS ...................................36
     Withdrawal Charges ..................................37
     Reduction or Elimination of Withdrawal Charges ......38
     Administration Fees .................................38
     Reduction or Elimination of Annual
        Administration Fee ...............................39
     Mortality and Expense Risk Charge ...................39
     Taxes ...............................................40
FEDERAL TAX MATTERS ......................................40
  INTRODUCTION ...........................................40
  THE COMPANY'S TAX STATUS ...............................40
  TAXATION OF ANNUITIES IN GENERAL .......................41
     Tax Deferral During Accumulation Period .............41
     Taxation of Partial and Full Withdrawals ............42
     Taxation of Annuity Payments ........................42
     Taxation of Death Benefit Proceeds ..................43
     Penalty Tax on Premature Distributions ..............43
     Aggregation of Contracts ............................43
  QUALIFIED RETIREMENT PLANS .............................43
     Qualified Plan Types ................................44
     Direct Rollovers ....................................46
  FEDERAL INCOME TAX WITHHOLDING .........................47
GENERAL MATTERS ..........................................47
     Tax Deferral ........................................47
     Performance Data ....................................47
     Financial Statements ................................47
     Asset Allocation and Timing Services ................47
     Restrictions Under the Texas Optional
     Retirement Program ..................................48
     Distribution of Contracts ...........................48
     Owner Inquiries .....................................48
     Confirmation Statements .............................48
     Legal Proceedings ...................................48
     Other Information ...................................48
     Year 2000 Issues.....................................49
STATEMENT OF ADDITIONAL INFORMATION-
  TABLE OF CONTENTS ......................................49
APPENDIX A:  EXAMPLES OF CALCULATION OF
  WITHDRAWAL CHARGE ......................................50
APPENDIX B:  STATE PREMIUM TAXES .........................52
APPENDIX C:  PENNSYLVANIA MAXIMUM
  MATURITY AGE ...........................................53
APPENDIX D:  PRIOR CONTRACTS (VEN 8) .....................54

                                  SPECIAL TERMS

     The following terms as used in this Prospectus have the indicated meanings:

     Accumulation Unit - A unit of measure that is used to calculate the value of an owner's variable investment account before the maturity date.

     Annuitant - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The "annuitant" is as designated on the certificate specifications page or in the application, unless changed.

     Annuity Option - The method selected by each owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.

     Annuity Service Office - The service office of the Company is P.O. Box 9230, Boston, Massachusetts 02205-9230.

     Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

     Application - The document signed by each owner that serves as his or her application for participation under the contract.

     Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of an owner or, in certain circumstances, the annuitant. If there is a surviving owner, that person will be deemed to be the beneficiary.

     Certificate - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

     Certificate Anniversary - The anniversary of the certificate date.

     Certificate Date - The date of issue of a certificate under the contract.

     Certificate Year - The period of twelve consecutive months beginning on the certificate date or any anniversary thereof.

     Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

     Contract Application - The document signed by the Group Holder that evidences the Group Holder's application for a Contract.

     Contract Value - The total of an owner's investment account values and, if applicable, any amount in the loan account attributable to that owner.

     Debt - Any amounts in an owner's loan account plus any accrued loan interest. The loan provision is available only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA.

     Due Proof of Death - Due Proof of Death is required upon the death of the owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:

     (a)  A certified copy of a death certificate;
     (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
     (c)  Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms by the Company's Annuity Service Office.

     Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

     General Account - All the assets of the Company other than assets in separate accounts.

     Group Holder - The person, persons or entity to whom the contract is issued.

     Investment Account - An account established by the Company which represents an owner's interest in an investment option prior to the maturity date.

     Investment Account Value - The value of an owner's investment in an investment account.


     Investment Options - The investment choices available to owners. Currently, there are thirty-eight variable and five fixed investment options under the contract.


     Loan Account - The portion of the general account that is used for collateral when a loan is taken by an owner.

     Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

     Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the certificate specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. See Appendix D for information on the Maturity Date applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     Net Purchase Payment - The purchase payment paid by or on behalf of an owner less the amount of premium tax, if any.

     Non-Qualified Certificates - Certificates issued under non-qualified Contracts.

     Non-Qualified Contracts - Contracts which are not issued under qualified plans.

     Owner - The person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner is specified in the application, unless changed. The maximum issue age is 85.

     Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

     Purchase Payment - An amount paid by or on behalf of an owner to the Company as consideration for the benefits provided by the contract.

     Qualified Certificates - Certificates issued under qualified contracts.

     Qualified Contracts - Contracts issued under qualified plans.

     Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

     Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

     Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

     Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

     Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

     Variable Account - The Variable Account, which is a separate account of the Company.

     Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                     SUMMARY

     The Contract. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable group annuity contract. Specific accounts are maintained under the contract for each member of the eligible group participating in the contract as evidenced by the issuance of certificates. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. Except as specifically noted herein and as set forth under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     Eligible Groups. The contract may be issued to fund either non-qualified retirement plans or plans qualifying for special income tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), such as individual retirement accounts and annuities, including Roth IRAs, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS").

     Purchase Payments. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. The minimum initial purchase payment is $3,500 if the source of such payment was a direct rollover of an eligible rollover distribution from a qualified plan under Section 401(a) of the Code or a Tax Sheltered Annuity described in Section 403(b) of the Code, all or part of which assets are invested in a group annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.). Purchase payments may be made at any time, except that if a purchase payment would cause the owner's contract value to exceed $1,000,000, or the owner's contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company. The Company may, at its option, cancel a certificate and an owner's participation under a contract at the end of any two consecutive certificate years in which no purchase payments by or on behalf of the owner have been made, if both (i) the total purchase payments made for the certificate, less any withdrawals, are less than $2,000; and (ii) the contract value for the owner at the end of such two year period is less than $2,000. The cancellation of contract privileges may vary in certain states in order to comply with the requirements of insurance laws and regulations in such state (see "PURCHASE PAYMENTS").


     Investment Options. Purchase payments may be allocated among the forty-three investment options currently available under the contract: thirty-eight variable account investment options and five fixed account investment options. Due to current administrative capabilities, a contract owner is limited to a maximum of seventeen investment options (including all fixed account investment options) during the period prior to the maturity date of the contract. The thirty-eight variable account investment options are the thirty-eight sub-accounts of the Variable Account, a separate account established by the Company. The sub-accounts invest in corresponding portfolios of the Trust: the Pacific Rim Emerging Markets Trust, the Science & Technology Trust, the International Small Cap Trust, the Emerging Growth Trust, the Pilgrim Baxter Growth Trust, the Small/Mid Cap Trust, the International Stock Trust, the Worldwide Growth Trust, the Global Equity Trust, the Small Company Value Trust, the Equity Trust, the Growth Trust, the Quantitative Equity Trust, the Blue Chip Growth Trust, the Real Estate Securities Trust, the Value Trust, the International Growth and Income Trust, the Growth and Income Trust, the Equity-Income Trust, the Balanced Trust, the Aggressive Asset Allocation Trust, the High Yield Trust, the Moderate Asset Allocation Trust, the Conservative Asset Allocation Trust, the Strategic Bond Trust, the Global Government Bond Trust, the Capital Growth Bond Trust, the Investment Quality Bond Trust, the U.S. Government Securities Trust, the Money Market Trust, the Lifestyle Aggressive 1000 Trust, the Lifestyle Growth 820 Trust, the Lifestyle Balanced 640 Trust, the Lifestyle Moderate 460 Trust and the Lifestyle Conservative 280 Trust and Merrill Lynch Variable Funds: Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund (see the accompanying prospectus of the Trust and Merrill Variable Funds). The portion of an owner's contract value in the Variable Account and monthly annuity payments, if selected on a variable basis, will reflect the investment performance of the sub-accounts selected (see "THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A"). Purchase payments may also be allocated to the five fixed account investment options: one, three, five and seven year guaranteed investment accounts and, in states where approved, a dollar cost averaging fixed investment account. Under the fixed account investment options, the Company guarantees the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of an owner's contract value in the fixed account investment options and monthly annuity payments, if selected on a fixed basis, will reflect such interest and principal guarantees (see "FIXED ACCOUNT INVESTMENT OPTIONS"). Subject to certain regulatory limitations, the Company may elect to add, subtract or substitute investment options.


     Transfers. Prior to the maturity date, amounts may be transferred among an owner's variable account investment options and from the owner's variable account investment options to his or her fixed account investment options without charge. In addition, amounts may be transferred prior to the maturity date among the owner's fixed account investment options and from the owner's fixed account investment options to his or her variable account investment options, subject to a one year holding period requirement and a market value charge which may apply to such a transfer (see "FIXED ACCOUNT INVESTMENT OPTIONS"). After the maturity date, transfers are not permitted from variable annuity options to fixed annuity options or from fixed annuity options to variable annuity options. Transfers from any investment account must be at least $300 or, if less, the entire balance in the investment account. If, after the transfer the amount remaining in the investment account from which the transfer is made is less than $100, then we will transfer the entire amount instead of the requested amount. The Company may impose certain additional limitations on transfers (see "TRANSFERS AMONG INVESTMENT OPTIONS" and "TRANSFERS AFTER MATURITY DATE"). Transfer privileges may also be used under a special service offered by the Company to dollar cost average an investment in the contract (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING").

     Withdrawals. Prior to the earlier of the maturity date or the death of an owner, the owner may withdraw all or a portion of his or her contract value. The amount withdrawn from any investment account must be at least $300 or, if less, the entire balance of the investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce the owner's contract value to less than $300, the withdrawal request will be treated as a request to withdraw the owner's entire contract value. A withdrawal charge and an administration fee may be imposed (see "WITHDRAWALS"). A withdrawal may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Withdrawal privileges may also be exercised pursuant to the Company's systematic withdrawal plan service (see "SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN").

     Loans. The Company offers a loan privilege under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Where available, owners may obtain loans using their contract value as the only security for the loan. The effective cost of a loan is 2% per year of the amount borrowed (see "LOANS").

     Confirmation Statements. Owners will be sent confirmation statements for certain transactions in their account. Owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the owner will be deemed to have ratified the transaction.

     Death Benefits. The Company will pay the death benefit described below (which, as defined, is net of any debt) to the beneficiary if any owner dies before the maturity date. If there is a surviving owner, that owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The death benefit will be determined as of the date on which written notice and proof of death and all required claim forms are received at the Company's Annuity Service Office.


     CERTIFICATES ISSUED PRIOR TO MAY 1, 1998. If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be determined as follows: During the first certificate year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent certificate year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous certificate year, plus any purchase payments made and less any amounts deducted in connection with partial WITHDRAWALS made by or on behalf of the owner since then.


     If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. If any owner dies and the oldest owner had an attained age greater than 80 on the certificate date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits (see "DEATH BENEFIT BEFORE MATURITY DATE"). For certificates issued on or after October 1, 1997, any withdrawal charges applied against the death benefit shall be waived by the Company.

     CERTIFICATES ISSUED ON OR AFTER MAY 1, 1998. If any owner dies and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be determined as follows: During the first certificate year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made by or on behalf of the owner, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent certificate year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous certificate year, plus any purchase payments made by or on behalf of the owner and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then. If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of (a) contract value or (b) the death benefit on the last day of the certificate year ending just prior to the owner's 81st birthday, plus any payments made by or on behalf of the owner, less amounts deducted in connection with partial withdrawals.


     If any owner dies and the oldest owner had an attained age of 81 years or greater on the certificate date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner.


     In the states of Texas and Washington, the death benefit described under "Certificates Issued Prior to May 1, 1998" will continue to apply to certificates issued on or after May 1, 1998.


     If the annuitant dies after the maturity date and annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, the Company will make the remaining guaranteed payments to the beneficiary (see "DEATH BENEFIT ON OR AFTER MATURITY DATE"). See Appendix D for information on death benefit provisions applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     Annuity Payments. The Company offers a variety of fixed and variable annuity options. Periodic annuity payments will begin on the maturity date. The owner selects the maturity date, frequency of payment and annuity option (see "ANNUITY PROVISIONS").


     Guaranteed Retirement Income Program. The Guaranteed Retirement Income Program (the "Income Benefit") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The Income Benefit is based on the aggregate net purchase payments applied to the certificate, accumulated at interest, minus an adjustment for any partial withdrawals (the "Income Base"). The amount of the monthly annuity payment provided by the Income Benefit is determined by applying the Income Base to the monthly income factors set forth in the Income Benefit Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the Income Benefit Rider. If the Income Benefit is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the Income Benefit Rider, the Company will pay the monthly annuity payment available under the contract. The Income Benefit is available for certificates issued on or after May 1, 1998. The Income Benefit is not available in all states (see "GUARANTEED RETIREMENT INCOME PROGRAM").


     Ten Day Review. Within 10 days of receipt of his or her certificate, an owner may cancel the certificate by returning it to the Company. The ten day right to review may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states (see "TEN DAY RIGHT TO REVIEW").

     Modification. The contract or any certificate may not be modified by the Company without the consent of the group holder or the owner, as applicable, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, the Company may change the withdrawal charges, administration fees, mortality and expense risk charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification (see "MODIFICATION").

     Discontinuance of New Owners. On thirty days' notice to the group holder, the Company may limit or discontinue acceptance of new applications and the issuance of new certificates under a contract (see "DISCONTINUANCE OF NEW OWNERS").

     Charges and Deductions. The following table and Example are designed to assist group holders and owners in understanding the various costs and expenses to which they are subject directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain owners. The items listed under "Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.

TRANSACTION EXPENSES

     Deferred sales load (as percentage of purchase payments)

            NUMBER OF COMPLETE YEARS                 WITHDRAWAL CHARGE
              PURCHASE PAYMENT IN                        PERCENTAGE
                   CONTRACT
--------------------------------------------------------------------------------
                      0                                      6%
                      1                                      6%
                      2                                      5%
                      3                                      5%
                      4                                      4%
                      5                                      3%
                      6                                      2%
                      7+                                     0%

ANNUAL ADMINISTRATION FEE...................................        $30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees.............................        1.25%
Administration fee - asset based............................        0.15%

Total Separate Account Annual Expenses......................        1.40%

OPTIONAL INCOME RIDER FEE...................................        0.25%(2)
(as a percentage of the Income Base)

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

                                                                 OTHER EXPENSES
                                        MANAGEMENT               (AFTER EXPENSE                 TOTAL TRUST
TRUST PORTFOLIO                            FEES                   REIMBURSEMENT)***           ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       0.850%                     0.570%                      1.420%
Science & Technology................       1.100%                     0.160%                      1.260%
International Small Cap.............       1.100%                     0.210%                      1.310%
Emerging Growth.....................       1.050%                     0.060%                      1.110%


----------

    (1)The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all the owner's investment accounts is equal to or greater than $100,000. See Appendix D for information on the administration fee applicable to certain contracts which are no longer being issued (Ven 8 contracts).


    (2) If the Guaranteed Retirement Income Program is elected, this fee is deducted on each certificate anniversary. The Guaranteed Retirement Income Program is not available for Ven 8 contracts (see "GUARANTEED RETIREMENT INCOME PROGRAM").


                                                                OTHER EXPENSES
                                        MANAGEMENT               (AFTER EXPENSE                 TOTAL TRUST
TRUST PORTFOLIO                             FEES                REIMBURSEMENT)***            ANNUAL EXPENSES
---------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth...............       1.050%                     0.130%                      1.180%
Small/Mid Cap.......................       1.000%                     0.050%                      1.050%
International Stock.................       1.050%                     0.330%                      1.380%
Worldwide Growth....................       1.000%                     0.320%                      1.320%
Global Equity.......................       0.900%                     0.110%                      1.010%
Small Company Value.................       1.050%                     0.100%*                     1.150%
Equity..............................       0.750%                     0.050%                      0.800%
Growth..............................       0.850%                     0.100%                      0.950%
Quantitative Equity.................       0.700%                     0.070%                      0.770%***
Blue Chip Growth....................       0.925%                     0.050%                      0.975%
Real Estate Securities..............       0.700%                     0.070%                      0.770%***
Value...............................       0.800%                     0.160%                      0.960%
International Growth and Income.....       0.950%                     0.170%                      1.120%
Growth and Income...................       0.750%                     0.040%                      0.790%
Equity-Income.......................       0.800%                     0.050%                      0.850%
Balanced............................       0.800%                     0.080%                      0.880%
Aggressive Asset Allocation.........       0.750%                     0.150%                      0.900%
High Yield..........................       0.775%                     0.110%                      0.885%
Moderate Asset Allocation...........       0.750%                     0.100%                      0.850%
Conservative Asset Allocation.......       0.750%                     0.140%                      0.890%
Strategic Bond......................       0.775%                     0.100%                      0.875%
Global Government Bond..............       0.800%                     0.130%                      0.930%
Capital Growth Bond.................       0.650%                     0.080%                      0.730%***
Investment Quality Bond.............       0.650%                     0.090%                      0.740%
U.S. Government Securities..........       0.650%                     0.070%                      0.720%
Money Market........................       0.500%                     0.040%                      0.540%
Lifestyle Aggressive 1000#..........           0%                     1.116%**                    1.116%
Lifestyle Growth 820#...............           0%                     1.048%**                    1.048%
Lifestyle Balanced 640#.............           0%                     0.944%**                    0.944%
Lifestyle Moderate 460#.............           0%                     0.850%**                    0.850%
Lifestyle Conservative 280#.........           0%                     0.708%**                    0.708%


*  Based on estimates of payments to be made during the current fiscal year.
** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be .04% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1997) as noted in the chart below:



                                            MANAGEMENT                               TOTAL TRUST
TRUST PORTFOLIO                                FEES           OTHER EXPENSES      ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000...........             0%                1.156%              1.156%
Lifestyle Growth 820................             0%                1.088%              1.088%
Lifestyle Balanced 640..............             0%                0.984%              0.984%
Lifestyle Moderate 460..............             0%                0.890%              0.890%
Lifestyle Conservative 280..........             0%                0.748%              0.748%




*** During the one year period ended December 31, 1997, Manufacturers Securities Services, LLC voluntarily waived fees payable to it and/or reimbursed expenses to the extent necessary to prevent "Total Trust Annual Expenses" for the Quantitative Equity, Real Estate and Capital Growth Bond Trusts from exceeding
 .50% of the Trust's average net assets.

This voluntary fee waiver was terminated effective January 1, 1998. Expenses shown in the table for these three Trusts do not reflect the fee waiver.



# Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, the Adviser is currently paying these expenses as described in footnote ** above.


MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)


                                                                                                                   TOTAL COMPANY
                                                                                             OTHER EXPENSES      ANNUAL EXPENSES
                                                                                             (AFTER EXPENSE       (AFTER EXPENSE
                                                               MANAGEMENT                   REIMBURSEMENT AND    REIMBURSEMENT AND
                                                                EXPENSES      12b-1 FEES         WAIVER)              WAIVER)
                                                               -------------------------------------------------------------------
Merrill Lynch Special Value Focus Fund                           0.75%          0.15%            0.06%*                0.96%
Merrill Lynch Basic Value Focus Fund                             0.60%          0.15%            0.07%*                0.82%
Merrill Lynch Developing Capital Markets Focus Fund              0.81%          0.15%            0.43%*                1.39%


*Note that these are the expenses for the fiscal year ended December 31, 1997.

Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each portfolio in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. During 1997, MLAM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.19% of that Fund's average daily net assets of Class B shares; absent this waiver, the total expenses for Class B shares of this Fund would have been 1.58%.

EXAMPLE

A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the owner withdrew all of his or her contract value at the end of the applicable time period:

PORTFOLIO                              1 YEAR           3 YEARS           5 YEARS+         5 YEARS*         10 YEARS*
-----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $84              $138              $182             $192              $321
Science & Technology................      83               133               174              184               305
International Small Cap.............      83               134               177              187               310
Emerging Growth.....................      81               129               167              177               291
Pilgrim Baxter Growth...............      82               131               170              180               298
Small/Mid Cap.......................      81               127               164              174               285
International Stock.................      84               136               180              190               317
Worldwide Growth....................      83               135               177              187               311
Global Equity.......................      81               126               162              172               281
Small Company Value.................      82               137
Equity..............................      79               120               151              161               260
Growth..............................      80               124               159              169               275
Quantitative Equity.................      78               119               150              160               257
Blue Chip Growth....................      80               125               160              170               277
Real Estate Securities..............      78               119               150              160               257
Value...............................      80               125               159              169               276
International Growth and Income.....      82               129               167              177               292
Growth and Income...................      78               120               151              161               259
Equity-Income.......................      79               121               154              164               265
Balanced............................      79               122               155              165               268
Aggressive Asset Allocation.........      80               123               156              166               270

PORTFOLIO                               1 YEAR          3 YEARS           5 YEARS+         5 YEARS*         10 YEARS*
-----------------------------------------------------------------------------------------------------------------------
High Yield..........................      79               122               155              165               268
Moderate Asset Allocation...........      79               121               154              164               265
Conservative Asset Allocation.......      79               123               156              166               269
Strategic Bond......................      79               122               155              165               267
Global Government Bond..............      80               124               158              168               273
Capital Growth Bond.................      78               118               148              158               253
Investment Quality Bond.............      78               118               148              158               254
U.S. Government Securities..........      78               118               147              157               252
Money Market........................      76               112               138              148               233
Lifestyle Aggressive 1000...........      82               129               167              177               291
Lifestyle Growth 820................      81               127               164              174               285
Lifestyle Balanced 640..............      80               124               158              168               274
Lifestyle Moderate 460..............      79               121               154              164               265
Lifestyle Conservative 280..........      78               117               146              156               250
Merrill Lynch Special Value
  Focus.............................      80               125
Merrill Lynch Basic Value Focus.....      79               121
Merrill Lynch Developing Capital
  Markets Focus.....................      84               137


+ For prior contracts no longer issued, Ven 8 contracts, (as described in Appendix D) only. The difference in numbers is attributable to the different withdrawal charges. See Appendix D.

* The example of expenses for the Small Company Value Trust, Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund contains figures for only one and three years since they are newly created portfolios.

     A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

PORTFOLIO                               1 YEAR           3 YEARS          5 YEARS*         10 YEARS*
-----------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........     $29               $89              $152             $321
Science & Technology................      28                85               144              305
International Small Cap.............      28                86               147              310
Emerging Growth.....................      26                80               137              291
Pilgrim Baxter Growth...............      27                82               140              298
Small/Mid Cap.......................      25                78               134              285
International Stock.................      29                88               150              317
Worldwide Growth....................      28                86               147              311
Global Equity.......................      25                78               133              283
Small Company Value.................      26                81
Equity..............................      23                71               121              260
Growth..............................      24                75               129              275
Quantitative Equity.................      23                70               120              257
Blue Chip Growth....................      25                76               130              277
Real Estate Securities..............      23                70               120              257
Value...............................      25                76               129              276
International Growth and Income.....      26                80               137              292
Growth and Income...................      23                70               121              259
Equity-Income.......................      23                72               124              265
Balanced............................      24                73               125              268

PORTFOLIO                               1 YEAR           3 YEARS           5 YEARS*        10 YEARS*
-----------------------------------------------------------------------------------------------------
Aggressive Asset Allocation.........      24                74               126              270
High Yield..........................      24                73               125              268
Moderate Asset Allocation...........      23                72               124              265
Conservative Asset Allocation.......      24                73               126              269
Strategic Bond......................      24                73               125              267
Global Government Bond..............      24                75               128              273
Capital Growth Bond.................      22                69               118              253
Investment Quality Bond.............      22                69               118              254
U.S. Government Securities..........      22                68               117              252
Money Market........................      20                63               108              233
Lifestyle Aggressive 1000...........      26                80               137              291
Lifestyle Growth 820................      25                78               134              285
Lifestyle Balanced 640..............      24                75               128              274
Lifestyle Moderate 460..............      23                72               124              265
Lifestyle Conservative 280..........      22                68               116              250
Merrill Lynch Special Value
  Focus.............................      24                76
Merrill Lynch Basic Value Focus.....      23                71
Merrill Lynch Developing Capital
  Markets Focus.....................      29                88


* The example of expenses for the Small Company Value Trust, Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund contains figures for only one and three years since they are newly created portfolios.

     For purposes of presenting the foregoing Example, the Company has made certain assumptions mandated by the SEC. The Company has assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Such assumptions, which are mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts, do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. Consequently, the amounts listed in the Example above should not be considered a representation of past or future expenses and actual expenses borne by contract owners may be greater or lesser than those shown.

     In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Administration Fee" to a 0.063% annual asset charge based on the $47,500 approximate average size of certificates of this series. So translated, such charge would be higher for smaller contract values and lower for larger contract values.

                                 * * * * * * * *

     The above summary is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and Statement of Additional Information and the accompanying prospectus and statement of additional information for the Trust, to which reference should be made. This Prospectus generally describes only the variable aspects of the contract, except where fixed aspects are specifically mentioned.

                       TABLE OF ACCUMULATION UNIT VALUES +

------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                               UNIT VALUE AT            UNIT VALUE AT            NUMBER OF UNITS
                                          START OF YEAR*            END OF YEAR              AT END OF YEAR
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1997                                        $12.500000               $ 8.180904                  74,344.781
------------------------------------------------------------------------------------------------------------------
Science & Technology
1997                                        $12.500000               $13.647195                 385,384.991
------------------------------------------------------------------------------------------------------------------
International Small Cap
1996                                        $12.500000               $13.493094                 265,493.981
1997                                         13.493094                13.410016                 411,567.524
------------------------------------------------------------------------------------------------------------------
Emerging Growth
1997                                        $12.500000               $14.574077                 211,397.254
------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth
1997                                        $12.500000               $12.327066                 347,682.217
------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
1996                                        $12.500000               $13.215952                 684,451.580
1997                                         13.215952                15.020670               1,150,785.107
------------------------------------------------------------------------------------------------------------------
International Stock
1997                                        $12.500000               $12.652231                 204,655.753
------------------------------------------------------------------------------------------------------------------
Worldwide Growth
1997                                        $12.500000               $13.965674                 101,148.358
------------------------------------------------------------------------------------------------------------------
Global Equity
1994                                        $16.715126               $15.500933                 171,668.821
1995                                         15.500933                16.459655                 583,284.547
1996                                         16.459655                18.276450                 923,612.249
1997                                         18.276450                21.770913               1,299,904.123
------------------------------------------------------------------------------------------------------------------
Small Company Value
1997                                        $12.500000               $11.898363                  59,637.804
------------------------------------------------------------------------------------------------------------------
Equity
1994                                        $14.381312               $14.786831                 156,302.930
1995                                         14.786831                20.821819                 761,321.040
1996                                         20.821819                24.664354               1,637,731.552
1997                                         24.664354                29.002593               1,935,946.769
------------------------------------------------------------------------------------------------------------------
Growth
1996                                        $12.500000               $13.727312                 252,538.943
1997                                         13.727312                16.968111                 639,712.776
------------------------------------------------------------------------------------------------------------------
Quantitative Equity
1997                                        $12.500000               $16.107191                 215,077.482
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1994                                        $ 8.699511               $ 8.837480                  67,651.751
1995                                          8.837480                11.026969                 532,417.987
1996                                         11.026969                13.688523               1,036,815.886
1997                                         13.688523                17.134232               2,075,335.712
------------------------------------------------------------------------------------------------------------------
Real Estate Securities
1997                                        $12.500000               $14.949140                 145,941.281
------------------------------------------------------------------------------------------------------------------
Value
1997                                        $12.500000               $15.057118                 477,917.950
------------------------------------------------------------------------------------------------------------------
International Growth and Income
1995                                        $10.000000               $10.554228                 403,796.120
1996                                         10.554228                11.718276                 783,705.750
1997                                         11.718276                11.545714               1,064,531.666
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                          START OF YEAR*             END OF YEAR             AT END OF YEAR
------------------------------------------------------------------------------------------------------------------
Growth and Income
1994                                        $13.239339               $13.076664                 147,028.139
1995                                         13.076664                16.660889                 916,107.230
1996                                         16.660889                20.178770               2,035,385.742
1997                                         20.178770                26.431239               3,295,978.088
------------------------------------------------------------------------------------------------------------------
Equity-Income
1994                                        $11.375744               $11.107620                 147,434.130
1995                                         11.107620                13.548849                 816,934.091
1996                                         13.548849                16.011513               1,486,734.204
1997                                         16.011513                20.479412               2,237,941.970
------------------------------------------------------------------------------------------------------------------
Balanced
1997                                        $12.500000               $14.609853                 102,157.738
------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation
1994                                        $12.538660               $12.381395                  41,051.814
1995                                         12.381395                14.990551                 102,929.895
1996                                         14.990551                16.701647                 162,245.394
1997                                         16.701647                19.614359                 188,134.226
------------------------------------------------------------------------------------------------------------------
High Yield
1997                                        $12.500000               $13.890491                 338,419.694
------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation
1994                                        $12.522239               $12.396295                  98,925.767
1995                                         12.396295                14.752561                 312,206.344
1996                                         14.752561                15.995076                 518,913.471
1997                                         15.995076                18.276161                 675,599.424
------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation
1994                                        $12.378545               $12.298940                  33,929.162
1995                                         12.298940                14.320582                 127,957.567
1996                                         14.320582                15.113142                 174,512.432
1997                                         15.113142                16.607511                 214,321.762
------------------------------------------------------------------------------------------------------------------
Strategic Bond
1994                                        $10.192707               $ 9.965972                  17,448.655
1995                                          9.965972                11.716972                 276,219.578
1996                                         11.716972                13.250563                 696,578.665
1997                                         13.250563                14.500997               1,080,748.752
------------------------------------------------------------------------------------------------------------------
Global Government Bond
1994                                        $14.734788               $14.630721                  46,005.023
1995                                         14.630721                17.772344                 117,694.301
1996                                         17.772344                19.803954                 194,577.024
1997                                         19.803954                20.104158                 242,752.181
------------------------------------------------------------------------------------------------------------------
Capital Growth Bond
1997                                        $12.500000               $13.475788                  16,629.109
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1994                                        $14.307698               $14.216516                  15,254.616
1995                                         14.216516                16.751499                 118,436.044
1996                                         16.751499                16.943257                 276,418.440
1997                                         16.943257                18.336912                 407,957.213
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1994                                        $14.188969               $14.111357                  14,981.455
1995                                         14.111357                16.083213                 136,450.591
1996                                         16.083213                16.393307                 299,784.238
1997                                         16.393307                17.535478                 377,170.452
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                               UNIT VALUE AT            UNIT VALUE AT           NUMBER OF UNITS
                                          START OF YEAR*             END OF YEAR             AT END OF YEAR
------------------------------------------------------------------------------------------------------------------
Money Market
1994                                        $13.453100               $13.623292                  57,620.649
1995                                         13.623292                14.190910                 218,876.370
1996                                         14.190910                14.699636                 436,831.126
1997                                         14.699636                15.241915                 751,417.909
------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
  1997                                      $12.500000               $13.669625                 621,262.575
------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
  1997                                      $12.500000               $14.033299               1,246,305.915
------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
  1997                                      $12.500000               $14.066417                 964,581.576
------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
  1997                                      $12.500000               $14.016704                 245,410.54
------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
  1997                                      $12.500000               $13.825120                 129,160.895
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Special Value Focus Fund
  1997                                      $12.500000               $27.655848                   5,349.303
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus Fund
  1997                                      $12.500000               $15.792005                   6,541.426
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets
Focus Fund
  1997                                      $12.500000               $ 9.191866                     763.637
------------------------------------------------------------------------------------------------------------------


* Units under this series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of International Growth and Income where units were first credited on January 9, 1995, Small/Mid Cap and International Small Cap where units were first credited on March 4, 1996, Growth where units were first credited on July 15, 1996, Pacific Rim Emerging Markets, Science & Technology, Emerging Growth, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield, Capital Growth Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 where units were first credited on January 1, 1997, Small Company Value where units were first credited on October 1, 1997 and Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund were units were first credited on October 22, 1997.


+ See Appendix D for the TABLE of ACCUMULATION UNIT VALUES for certain contracts which are no longer being issued (Ven 8 contracts).



                            GENERAL INFORMATION ABOUT
           THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA,
  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A, MANUFACTURERS INVESTMENT TRUST AND MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

     The Manufacturers Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of Delaware in 1979. The Company's principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. The ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, the Company was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company.

     On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name. On January

19, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and policyholders as well as regulatory approval.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A

     The Company established The Manufacturers Life Insurance Company of North America Separate Account A (the "Variable Account") on August 24, 1984 as a separate account under Delaware law. The income, gains and losses, whether or not realized, from assets of the Variable Account are, in accordance with the contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Nevertheless, all obligations arising under the contracts are general corporate obligations of the Company. Assets of the Variable Account may not be charged with liabilities arising out of any other business of the Company.

     The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If deemed by the Company to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered under such Act in the event such registration is no longer required.

     The Company reserves the right to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account established by the Company or an affiliated company. The Company will not eliminate existing sub-accounts or combine sub-accounts without obtaining any necessary approval of the appropriate state or Federal regulatory authorities.

MANUFACTURERS INVESTMENT TRUST

     The assets of each available sub-account of the Variable Account are invested in shares of a corresponding portfolio of Manufacturers Investment Trust (the "Trust"). A description of each portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, Emerging Growth Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment subadvisory services from Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc.

     The Trust currently has fifteen subadvisers who manage all of the portfolios:

SUBADVISER                                 SUBADVISER TO
----------                                 -------------

Fidelity Management Trust Company          Equity Trust
                                           Conservative Asset Allocation Trust
                                           Moderate Asset Allocation Trust
                                           Aggressive Asset Allocation Trust

Founders Asset Management LLC              Growth Trust
                                           Worldwide Growth Trust
                                           Balanced Trust
                                           International Small Cap Trust

Fred Alger Management, Inc.                Small/Mid Cap Trust

J.P. Morgan Investment Management Inc.     International Growth and Income Trust

Manufacturers Adviser Corporation          Pacific Rim Emerging Markets Trust
                                           Quantitative Equity Trust
                                           Real Estate Securities Trust
                                           Capital Growth Bond Trust
                                           Money Market Trust
                                           Lifestyle Trusts

Miller Anderson & Sherrerd, LLP            Value Trust
                                           High Yield Trust

SUBADVISER                                 SUBADVISER TO
----------                                 -------------

Morgan Stanley Asset Management Inc.       Global Equity Trust

Oechsle International Advisors, L.P.       Global Government Bond Trust

Pilgrim Baxter & Associates, Ltd.          Pilgrim Baxter Growth Trust

Rosenberg Institutional Equity Management  Small Company Value Trust

Rowe Price-Fleming International, Inc.     International Stock Trust

Salomon Brothers Asset Management Inc      U.S. Government Securities Trust
                                           Strategic Bond Trust

T. Rowe Price Associates, Inc.             Science & Technology Trust
                                           Blue Chip Growth Trust
                                           Equity-Income Trust

Warburg Pincus Asset Management, Inc.      Emerging Growth Trust

Wellington Management Company, LLP         Growth and Income Trust
                                           Investment Quality Bond Trust


     The following is a brief description of each portfolio:

     The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

     The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

     The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

     The EMERGING GROWTH TRUST seeks maximum capital appreciation by investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

     The PILGRIM BAXTER GROWTH TRUST seeks capital appreciation by investing in companies believed by the subadviser to have an outlook for strong earnings growth and the potential for significant capital appreciation.

     The SMALL/MID CAP TRUST seeks long-term capital appreciation by investing at least 65% of its total assets (except during temporary defensive periods) in small/mid cap equity securities. As used herein small/mid cap equity securities are equity securities of companies that, at the time of purchase, have total market capitalization between $500 million and $5 billion.

     The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

     The WORLDWIDE GROWTH TRUST seeks long-term growth of capital by normally investing at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world.

     The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

     The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

     The EQUITY TRUST seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

     The GROWTH TRUST seeks long-term growth of capital by investing at least 65% of the portfolio's total assets in the common stocks of well-established, high-quality growth companies that the subadviser believes have the potential to increase earnings faster than the rest of the market.

     The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

     The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

     The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

     The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

     The INTERNATIONAL GROWTH AND INCOME TRUST seeks long-term growth of capital and income by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign issuers. The portfolio may also invest in debt securities of corporate or sovereign issuers rated A or higher by Moody's Investor Services, Inc. or Standard & Poor's Corporation or, if unrated, of equivalent credit quality as determined by the subadviser.

     The GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

     The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

     The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

     The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

     The AUTOMATIC ASSET ALLOCATION TRUSTS seek the highest potential total return consistent with a specified level of risk tolerance -- conservative, moderate or aggressive -- by investing primarily in the kinds of securities in which the Equity, Investment Quality Bond, U.S. Government Securities and Money Market Trusts may invest.

     - The AGGRESSIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with an aggressive level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 15% over any three year period.

     - The MODERATE ASSET ALLOCATION TRUST seeks the highest total return consistent with a moderate level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 10% over any three year period.

     - The CONSERVATIVE ASSET ALLOCATION TRUST seeks the highest total return consistent with a conservative level of risk tolerance. This Trust attempts to limit the decline in portfolio value in very adverse market conditions to 5% over any three year period.

     The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

     The GLOBAL GOVERNMENT BOND TRUST seeks a high level of total return by placing primary emphasis on high current income and the preservation of capital by investing primarily in a global portfolio of high-quality, fixed-income securities of foreign and United States governmental entities and supranational issuers.

     The CAPITAL GROWTH BOND TRUST seeks to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

     The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

     The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

     The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

     The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

     The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

     The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

     In pursuing the Strategic Bond, High Yield and Investment Quality Bond Trusts' investment objective, each portfolio expects to invest a portion of its assets in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risks of these securities include price volatility and risk of default in the payment of interest and principal. See "Risk Factors Relating to High Yield Securities" contained in the Trust prospectus before investing in any of these Trusts.

     In pursuing the Pacific Rim Emerging Markets, International Stock, Worldwide Growth, International Small Cap, Global Equity, Strategic Bond, International Growth and Income, High Yield and Global Government Bond Trusts' investment objective, each portfolio may invest up to 100% of its assets in foreign securities which may present additional risks. See "Foreign Securities" in the Trust prospectus before investing in any of these Trusts.

     If the shares of a portfolio are no longer available for investment or in the Company's judgment investment in a portfolio becomes inappropriate in view of the purposes of the Variable Account, the Company may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without notice to the contract owner and prior approval of the SEC to the extent required by the 1940 Act.

     The Company will vote shares of the Trust portfolios held in the Variable Account at meetings of shareholders of the Trust in accordance with voting instructions received from the persons having the voting interest under the contracts. The number of portfolio shares for which voting instructions may be given will be determined by the Company in the manner described below, not more than 90 days prior to the meeting of the Trust. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. Portfolio shares held in the Variable Account that are attributable to contract owners and as to which no timely instructions are received and portfolio shares held in the Variable Account that are beneficially owned by the Company will be voted by the Company in proportion to the instructions received.

     Prior to the maturity date, the person having the voting interest under a contract is the owner and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. After the maturity date, the person having the voting interest under a contract is the annuitant and the number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. The Company reserves the right to make any changes in the voting rights described above that may be permitted by the Federal securities laws or regulations or interpretations of these laws or regulations.

     A full description of the Trust, including the investment objectives, policies and restrictions of each of the portfolios, is contained in the prospectus for the Trust which accompanies this Prospectus and should be read by a prospective purchaser before investing.


MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

     The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Asset Management, L.P. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to .15% of a portfolio's Class B net assets. The portfolios are not available for investment for Ven 1 and Ven 3 contract owners. Set forth below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

     The MERRILL LYNCH SPECIAL VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size.

     The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the portfolio believes are undervalued and therefore represent basic investment value.

     The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

     The Merrill Lynch Developing Capital Markets Focus Fund may invest in high yield securities, commonly known as "junk bonds" which also present a high degree of risk. The risks of these securities include price volatility and risk of default in the payment of interest and principal. See "Risks of High Yield Securities" in the Merrill Lynch Variable Series Funds, Inc. prospectus dated April 16, 1998. The Merrill Lynch Developing Capital Markets Focus Fund may also invest up to 100% of its assets in foreign securities which present additional risks. See "Other Portfolio Strategies - Foreign Securities" in the Merrill Lynch Variable Series Funds, Inc. prospectus dated April 16, 1998.

     A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

     PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.


                           DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

     The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as deferred compensation and payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with MSS, the principal underwriter of the contracts.

     An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by the Company, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to the Company. The Company reserves the right to decline to issue a certificate to any person in its sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

     Purchase payments are paid to the Company at its Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. The minimum initial purchase payment is $3,500 if the source of such payment was a direct rollover of an eligible rollover distribution from a qualified plan under Section 401(a) of the Code or a Tax Sheltered Annuity described in Section 403(b) of the Code, all or part of which assets are invested in a group annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.). The Company may provide by separate agreement for purchase payments to be automatically withdrawn from an owner's bank account on a periodic basis. If a purchase payment would cause the contract value for an owner to exceed $1,000,000 or the owner's contract value already exceeds $1,000,000, additional purchase payments will be accepted only with the prior approval of the Company.

     The Company may, at its option, cancel a certificate and an owner's participation under a contract at the end of any two consecutive certificate years in which no purchase payments by or on behalf of the owner have been made, if both (i) the total purchase payments made for the certificate, less any withdrawals, are less than $2,000; and (ii) the contract value for the owner at the end of such two year period is less than $2,000. The cancellation of contract privileges may vary in certain states in order to comply with the requirements of insurance laws and regulations in such state. Upon cancellation the Company will pay the owner his or her contract value computed as of the valuation period during which the cancellation occurs less any debt and less the annual $30 administration fee. The amount paid will be treated as a withdrawal for Federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

     Purchase payments are allocated among the investment options in accordance with the percentages designated by the owner. In addition, owners have the option to participate in the Guarantee Plus Program administered by the Company. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. A percentage of the initial purchase payment is allocated to the chosen fixed account, such that at the end of the guaranteed period the fixed account will have grown to an amount at least equal to the total initial purchase payment. The percentage depends upon the current interest rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as indicated on the certificate specifications page. Owners may elect to participate in the Guarantee Plus Program and may obtain full information concerning the program and its restrictions from their securities dealers or the Annuity Service Office. An owner may change the allocation of subsequent purchase payments at any time upon written notice to the Company or by telephone in accordance with the Company's telephone transfer procedures.

ACCUMULATION UNITS

     The Company will establish an investment account for each owner for each variable account investment option to which such owner allocates purchase payments. Purchase payments are credited to such investment accounts in the form of accumulation units. The following discussion of accumulation units, the value of accumulation units and the net investment factor formula pertains only to the accumulations in the variable account investment options. The parallel discussion regarding accumulations in the fixed account investment options appears elsewhere in this Prospectus (see "FIXED ACCOUNT INVESTMENT OPTIONS").

     The number of accumulation units to be credited to each investment account is determined by dividing the net purchase payment allocated to that investment account by the value of an accumulation unit for that investment account for the valuation period during which the purchase payment is received at the Company's Annuity Service Office complete with all necessary information or, in the case of the first purchase payment for a certificate, pursuant to the procedures described below.

     Initial purchase payments for a certificate received by mail will usually be credited in the valuation period during which received at the Annuity Service Office, and in any event not later than two business days after receipt of all information necessary for processing issuance of the certificate. The applicant will be informed of any deficiencies preventing processing if the certificate cannot be issued and the purchase payment credited within two business days after receipt. If the deficiencies are not remedied within five business days after receipt, the purchase payment will be returned promptly to the applicant, unless the applicant specifically consents to the Company's retaining the purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited in the valuation period during which received where such broker-dealers have made special arrangements with the Company.

VALUE OF ACCUMULATION UNITS

     The value of accumulation units will vary from one valuation period to the next depending upon the investment results of the particular sub-accounts to which purchase payments are allocated. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first valuation period under contracts similar to the contracts described in this Prospectus. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such sub-account (described below) for the valuation period for which the value is being determined.

NET INVESTMENT FACTOR

     The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

     Where (a) is:

          (1) the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

          (2) the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

     Where (b) is:

          the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

     Where (c) is:

          a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. Currently, such factor is equal on an annual basis to 1.4% (0.15% for administrative expenses and 1.25% for mortality and expense risks). The charges deducted from the sub-account reduce the value of the accumulation units for the sub-account.

     The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same.

TRANSFERS AMONG INVESTMENT OPTIONS

     Before the maturity date an owner may transfer amounts among his or her variable account investment options and from such investment options to his or her fixed account investment options at any time and without charge upon written notice to the Company or by telephone if the owner authorizes the Company in writing to accept telephone transfer requests. Accumulation units will be canceled from the investment account from which amounts are transferred and credited to the investment account to which amounts are transferred. The Company will effect such transfers so that the contract value for a certificate on the date of the transfer will not be affected by the transfer. The owner must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then the Company will transfer the entire amount instead of the requested amount. The Company reserves the right to limit, upon notice, the maximum number of transfers an owner may make to one per month or six at any time within a certificate year. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

     Due to current administrative capabilities, a contract owner is limited to a maximum of 17 investment options (including all fixed account investment options) during the period prior to the maturity date of the contract (the "Contract Period"). In calculating this limit for each contract owner, investment options to which the contract owner has allocated purchased payments at any time during the Contract Period will be counted toward the 17 maximum even if the contract owner no longer has contract value allocated to these investment options.

TELEPHONE TRANSACTIONS

     Owners are permitted to request transfers/redemptions by telephone. The Company will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. To be permitted to request a transfer/redemption by telephone, an owner must elect the option. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where it fails to employ its procedures properly. Such procedures include the following. Upon telephoning a request, owners will be asked to provide their account number, and if not available, their social security number. For the owner's and Company's protection, all conversations with owners will be tape recorded. All telephone transactions will be followed by a confirmation statement of the transaction.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

     The Company administers a Dollar Cost Averaging ("DCA") program which enables an owner to pre-authorize a periodic exercise of the contractual transfer rights described above. Owners entering into a DCA agreement instruct the Company to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only initial and subsequent net payments may be allocated to the DCA fixed account investment option. The DCA program is generally suitable for owners making a substantial deposit and who desire to control the risk of investing at the top of a market cycle. The DCA program allows such investments to be made in equal installments over time in an effort to reduce such risk. Owners interested in the DCA program may elect to participate in the program on the application or by separate application. Owners may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM


     The Company administers an Asset Rebalancing Program which enables an owner to indicate to the Company the percentage levels he or she would like to maintain in particular portfolios. The contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. The entire contract value must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, owners should monitor their use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. Owners interested in the Asset Rebalancing Program may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.


     For rebalancing programs begun on or after October 1, 1996 asset rebalancing will only be permitted on the following time schedules:

     (i) quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

     (ii) semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

     (iii) annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

WITHDRAWALS

     Prior to the earlier of the maturity date or the death of an owner, an owner may withdraw all or a portion of his or her contract value upon written request complete with all necessary information to the Company's Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Code and regulations promulgated by the Treasury Department. In the case of a total withdrawal, the Company will pay the contract value as of the date of receipt of the request at its Annuity Service Office, less the annual $30 administration fee if applicable, any debt and any applicable withdrawal charge, and the owner's certificate will be canceled. In the case of a partial withdrawal, the Company will pay the amount requested and cancel that number of accumulation units credited to each investment account necessary to equal the amount withdrawn from each investment account plus any applicable withdrawal charge deducted from such investment account (see "CHARGES AND DEDUCTIONS").

     When making a partial withdrawal, the owner should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option less any applicable withdrawal charge. If the owner does not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken pro rata from the variable account investment options: taking from each such variable account investment option an amount which bears the same relationship to the total amount withdrawn as the value of such variable account investment option bears to the total value of all the owner's investments in variable account investment options.

     For the rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS."

     There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, the Company will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, the Company will treat the partial withdrawal as a total withdrawal of the contract value.

     The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at the Company's Annuity Service Office, except that the Company reserves the right to defer the right of withdrawal or postpone payments for any period when: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings), (2) trading on the New York Stock Exchange is restricted, (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in
(2) and (3) exist.

     Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS").

     TELEPHONE REDEMPTIONS. The owner may request the option to withdraw a portion of his or her contract value by telephone by completing a separate application. The Company reserves the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.

SPECIAL WITHDRAWAL SERVICES - INCOME PLAN


     The Company administers an Income Plan ("IP") which enables an owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Owners entering into an IP agreement instruct the Company to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a certificate year is limited to not more than 10% of the purchase payments made by or on behalf of the owner to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal. If an additional withdrawal is made by an owner participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next certificate anniversary. The IP is not available to owners participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals may, however, be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS"). Owners interested in an IP may elect to participate in this program may obtain a separate application and full information concerning the program and its restrictions from their securities dealer or the Annuity Service Office. Currently, there is no fee charged for the IP service.


LOANS

     The Company offers a loan privilege only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Where available, owners may obtain loans using their contract value as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisors and retirement plan fiduciaries should be consulted prior to exercising loan privileges.

     Under the terms of the contract, the maximum loan value is equal to 80% of an owner's contract value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans taken by the owner plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

     When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the owner's loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the owner's investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that owners may repay contract debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the owner's loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent purchase payment. On each certificate anniversary, the Company will transfer from the owner's investment accounts to his or her loan account the amount by which the owner's debt exceeds the balance in his or her loan account.

     The Company charges interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the owner's debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the owner's loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date an owner's debt exceeds his or her contract value, there will be a default as to the owner. In such case the owner will receive a notice indicating the payment needed to cure the default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the contract may be foreclosed as to that owner (terminated without value) and the certificate canceled.

     The amount of an owner's debt will be deducted from the death benefit otherwise payable to the beneficiary (see "DEATH BENEFIT BEFORE MATURITY DATE"). In addition, debt, whether or not repaid, will have a permanent effect on an owner's contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the owner's contract value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the contract value will be higher than it would have been had no debt been outstanding.

DEATH BENEFIT BEFORE MATURITY DATE

     In General. The following discussion applies principally to contracts and certificates that are not issued in connection with qualified plans, I.E., a "non-qualified" contract or certificate. The requirements of the tax law applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, a prospective purchaser of a contract or certificate to be used in connection with a qualified plan should seek competent legal and tax advice regarding the suitability of the contract or certificate for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract or certificate used in the plan. In particular, a prospective purchaser who intends to use the contract or certificate in connection with a qualified plan should consider that the contract provides a death benefit (described below) that could be characterized as an incidental death benefit. There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS"). See Appendix D for information on death benefit provisions applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     Amount of Death Benefit.

     CERTIFICATES ISSUED PRIOR TO MAY 1, 1998. If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be determined as follows: During the first certificate year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent certificate year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous certificate year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then.

     If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. If any owner dies and the oldest owner had an attained age greater than 80 on the certificate date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For certificates issued on or after October 1, 1997, any withdrawal charges applied against the death benefit shall be waived by the Company.


     CERTIFICATES ISSUED ON OR AFTER MAY 1, 1998. If any owner dies and the oldest owner had an attained age of less than 81 years on the certificate date, the death benefit will be determined as follows: During the first certificate year, the death benefit will be the greater of: (a) the contract value or (b) the sum of all purchase payments made by or on behalf of the owner, less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner. During any subsequent certificate year, the death benefit will be the greater of: (a) the contract value or (b) the death benefit on the last day of the previous certificate year, plus any purchase payments made by or on behalf of the owner and less any amounts deducted in connection with partial withdrawals made by or on behalf of the owner since then. If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of (a) contract value or (b) the death benefit on the last day of the certificate year ending just prior to the owner's 81st birthday, plus any payments made by or on behalf of the owner, less amounts deducted in connection with partial withdrawals.


     If any owner dies and the oldest owner had an attained age of 81 years or greater on the certificate date, the death benefit will be the greater of: (a) the contract value or (b) the excess of (i) the sum of all purchase payments made by or on behalf of the owner over (ii) the sum of any amounts deducted in connection with partial withdrawals made by or on behalf of the owner.


     In the states of Texas and Washington, the death benefit described under "Certificates Issued Prior to May 1, 1998" will continue to apply to certificates issued on or after May 1, 1998.


     Determination of Death Benefit. The determination of the death benefit will be made on the date written notice and proof of death, as well as all required claims forms, are received at the Company's Annuity Service Office. No person is entitled to the death benefit until this time. In addition, partial withdrawals include amounts applied under an annuity option under the contract. Also, amounts deducted in connection with partial withdrawals include charges imposed on a partial withdrawal, but not amounts charged in payment of the annual administration fee. If the owner has any debt under the contract, the death benefit equals the death benefit, as described above, less such debt.

     Payment of Death Benefit. The Company will pay the death benefit (which, as defined above, is net of any debt) to the beneficiary if any owner dies before the maturity date. If there is a surviving owner, that owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the owner, if a natural person, will become the annuitant unless the owner designates another person as the annuitant.

     The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the certificate will continue subject to the following:
(1) The beneficiary will become the owner. (2) Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of the Company's receipt at its Annuity Service Office of written notice and proof of death and all required claim forms. (3) No additional purchase payments may be made. (4) If the beneficiary is not the deceased's owner spouse, distribution of the owner's entire interest in the certificate must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value which must be distributed immediately in a single sum. (5) If the owner's spouse is the beneficiary, the certificate will continue with the spouse as the new owner. In such a case, the distribution rules described in "(4)" applicable when an owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the certificate. In addition, the death benefit on the last day of the previous certificate year (or the last day of the certificate year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death. (6) If any owner dies and the oldest owner had an attained age of less than 81 on the certificate date, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any owner dies and the oldest owner had an attained age greater than 80 on the certificate date, withdrawal charges will be assessed only upon payment of the death benefit (if such charges are otherwise applicable), so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable. For certificates issued after October 1, 1997, any withdrawal charge applied against the death benefit shall be waived.

     If the annuitant is changed and the owner is not a natural person, the entire interest in the certificate must be distributed to the owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

     A substitution or addition of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a payment made on that date for purposes of computing the amount of the death benefit. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change of owner will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous certificate year shall be set to zero as of the date of the owner change. No such change in death benefit will be made if the individual whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

     Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

ANNUITY PROVISIONS

GENERAL

     Proceeds payable on death, withdrawal or the maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT BEFORE MATURITY DATE").

     Generally, annuity benefits under the contract will begin on the maturity date of the certificate. The maturity date is the date specified on the certificate specifications page, unless changed. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. An owner may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless the Company consents. Maturity dates which occur at advanced ages, E.G., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

     An owner may select the frequency of annuity payments. However, if the owner's contract value at the maturity date is such that a monthly payment would be less than $20, the Company may pay the contract value, less any debt, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

     Annuity benefits are available under the contract on a fixed or variable basis, or any combination of fixed and variable bases. On or before the maturity date, an owner may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of settlement acceptable to the Company. If an annuity option is not selected, the Company will provide as a default option annuity payments on a fixed, variable or combined fixed and variable basis in proportion to the Investment Account Value of each investment option at the maturity date. Annuity payments will continue for 10 years or the life of the annuitant, if longer. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

     The following annuity options are guaranteed in the contract:

     Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

     Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

     In addition to the foregoing annuity options which the Company is contractually obligated to offer at all times, the Company currently offers the following annuity options. The Company may cease offering the following annuity options at any time and may offer other annuity options in the future.

     Option 3: Life annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

     Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Since there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

     Option 5: Period Certain Only Annuity for 5, 10, 15 or 20 years - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The first variable annuity payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract and the certificate. The rates contained in such tables depend upon the annuitant's sex and age (as adjusted depending on the annuitant's year of birth) and the annuity option selected, except for contracts issued in connection with certain employer sponsored plans where sex-based tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. The rates are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. See Appendix D for information on assumed interest rates applicable to certain contracts which are no longer being issued (Ven 8 contracts).

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     Variable annuity payments subsequent to the first will be based on the investment performance of the sub-accounts selected by the owner. The amount of such subsequent payments is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of such sub-account (as of the same date the contract value used to effect annuity payments under a certificate was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account selected by the owner are then totaled to arrive at the amount of the payment to be made. The number of annuity units remains constant during the annuity payment period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

     The value of an annuity unit for each sub-account for any valuation period is determined by multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

     A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. A higher assumption would mean a larger first annuity payment, but more slowly rising subsequent payments when actual investment performance exceeds the assumed rate, and more rapidly falling subsequent payments when actual investment performance is less than the assumed rate. A lower assumption would have the opposite effect. If the actual net investment performance is 3% annually, annuity payments will be level.

TRANSFERS AFTER MATURITY DATE

     Once variable annuity payments have begun, an owner may transfer all or part of the investment upon which such payments are based from one sub-account to another. Transfers will be made upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred by the owner to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. The Company reserves the right to limit, upon notice, the maximum number of transfers an owner may make per certificate year to four. In addition, the Company reserves the right to defer the transfer privilege at any time that the Company is unable to purchase or redeem shares of the Trust portfolios. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT ON OR AFTER MATURITY DATE

     If annuity payments have been selected based on an annuity option providing for payments for a guaranteed period, and the annuitant dies on or after the maturity date, the Company will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, the Company will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

     An owner may return his or her certificate to the Company's Annuity Service Office or agent at any time within 10 days after receipt of the certificate. Within 7 days of receipt of the certificate by the Company, the Company will pay the owner's contract value, less any debt, computed at the end of the valuation period during which the certificate is received by the Company, to the owner.

     No withdrawal charge is imposed upon return of the certificate within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states. When the certificate is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, the Company will return all purchase payments if this is greater than the amount otherwise payable.

OWNERSHIP

     The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated on the certificate specifications page or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner. If amounts become payable under the certificate to any beneficiary, the beneficiary is the owner.

     In the case of non-qualified contracts, an owner's interest in the contract may be changed, or the certificate may be collaterally assigned, at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Ownership of the contract may be assigned at any time by the group holder. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of the contract value for Federal tax purposes. A change of any owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a purchase payment made on that date for purposes of computing the amount of the death benefit (see "DEATH BENEFIT BEFORE MATURITY DATE").

     Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date the Company receives the request at its Annuity Service Office. The Company assumes no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

     In the case of qualified contracts, ownership of the contract or an owner's interest in the contract generally may not be transferred except to the trustee of an exempt employees' trust which is part of a retirement plan qualified under
Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, an owner's interest in a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

     See Appendix D for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

BENEFICIARY

     The beneficiary is the person, persons or entity designated on the certificate specifications page or as subsequently named. However, if there is a surviving owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased owner. In the case of certain qualified contracts or certificates, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

     See Appendix D for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

ANNUITANT

     The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the certificate specifications page unless changed.

     On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

MODIFICATION

     The contract or any certificate may not be modified by the Company without the consent of the group holder or the owner, as applicable, except as may be required to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, the Company may change the withdrawal charges, administration fees, mortality and expense risk charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

     See Appendix D for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

DISCONTINUANCE OF NEW OWNERS

     On thirty days' notice to the group holder, the Company may limit or discontinue acceptance of new applications and the issuance of new certificates under a contract.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

     The Company may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If the Company has made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

     Due to certain exemptive and exclusionary provisions, interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended (the "1933 Act") and the Company's general account is not registered as an investment company under the 1940 Act. Accordingly, neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosures in this Prospectus relating thereto. Disclosures relating to interests in the fixed account investment options and the general account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

     Pursuant to a Guarantee Agreement dated March 31, 1996, Manulife, the ultimate parent of the Company, unconditionally guarantees to the Company on behalf of and for the benefit of the Company and owners and groupholders of fixed annuity contracts issued by the Company that it will, on demand, make funds available to the Company for the timely payment of contractual claims under fixed annuity contracts issued after June 27,1984. This Guarantee covers the fixed portion of the contracts described by this Prospectus. This Guarantee may be terminated by Manulife on notice to the Company. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the Guarantee except if: (i) the liability to pay contractual claims under the contracts is assumed by another insurer or (ii) the Company is sold and the buyer's guarantee is substituted for the Manulife guarantee.


     Effective June 30, 1995, the Company entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this Prospectus. Under this Reinsurance Agreement, the Company remains liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse the Company for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to the Company, and no contract owner shall have any right of action against Peoples.



     Investment Options. Currently there are five fixed account investment options under the contract: one, three, five and seven year investment accounts and, in states where approved, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING" for details). The Company may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. The guaranteed interest rates on new amounts allocated or transferred to a fixed investment account are determined from time-to-time by the Company in accordance with market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and may not be changed by the Company. See Appendix D for information on fixed account investment options and the guaranteed rate of interest applicable to certain contracts which are no longer being issued (Ven 8 contracts).


     Investment Accounts. Owners may allocate purchase payments, or make transfers from their variable investment options, to fixed account investment options at any time prior to the maturity date. The Company establishes a separate investment account each time an owner allocates or transfers amounts to a fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

     Renewals. At the end of a guarantee period, an owner may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. An owner may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

     If an owner does not specify the renewal option desired, the Company will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, the Company will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case the Company will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

     Market Value Charge. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. The Company reserves the right to modify the market value charge as to any certificates issued after the effective date of a charge specified in written notice to the group holder.

     The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

     A -  The guaranteed interest rate on the investment account.

     B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.


     C - The number of complete months remaining to the end of the guarantee period.

     For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

     The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

     There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the owner; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the certificate;
(d) amounts withdrawn from investment accounts within one month prior to the end of the guarantee period; (e) amounts withdrawn from a one-year fixed investment account; and (f) amounts withdrawn in any certificate year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that certificate year.

     Notwithstanding application of the foregoing formula, in no event will the market value charge (i) be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's investment in the contract. See Appendix D for information on the market value charge applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     Transfers. Prior to the maturity date, an owner may transfer amounts among his or her fixed account investment options and from the fixed account investment options to his or her variable account investment options, subject to the following conditions. An amount in a fixed investment account may not be transferred until held in such account for at least one year, except transfers may be made pursuant to the Dollar Cost Averaging program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

     An owner must specify the fixed account investment option from or to which a transfer is to be made. Where there are multiple investment accounts within a fixed account investment option, amounts must be withdrawn from the fixed account investment option on a first-in-first-out basis.

     Withdrawals. An owner may make total and partial withdrawals of amounts held in his or her fixed account investment options at any time prior to the earlier of the death of an owner or the maturity date. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from fixed account investment options: (1) the Company reserves the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date it receives the written withdrawal request and certificate if required (if a withdrawal is deferred for more than 30 days pursuant to this right, the Company will pay interest on the amount deferred at a rate not less than 3% per year); (2) if there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from such accounts on a first-in-first-out basis; and (3) the market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.


     Where an owner requests a partial withdrawal in excess of his or her amounts in the variable account investment options and does not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from his or her investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one year fixed account investment option.


     Withdrawals from the contract may be subject to income tax and a 10% penalty tax, and withdrawals are permitted from contracts and certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS").

     Loans. The Company offers a loan privilege only under contracts or certificates issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. Where available, owners may obtain loans using their contract value as the only security for the loan. Owners may borrow amounts allocated to their fixed investment accounts in the same manner and subject to the same limitations as set forth under "LOANS." The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

     Fixed Annuity Options. Subject to the distribution of death benefit provisions (see "DEATH BENEFIT BEFORE MATURITY DATE"), on death, withdrawal or the maturity date, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS"). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (less any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table in use by the Company is more favorable to the owner, the Company will substitute that table. The Company guarantees the dollar amount of fixed annuity payments.


GUARANTEED RETIREMENT INCOME PROGRAM

     The Guaranteed Retirement Income Program (the "Income Benefit") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The Income Benefit is based on the aggregate net purchase payments applied to the certificate, accumulated at interest, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by the Income Benefit is determined by applying the Income Base, described below, to the annuity purchase rates set forth in the Income Benefit Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the Income Benefit Rider. If the Income Benefit is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the Income Benefit Rider, the Company will pay the monthly annuity payment available under the contract. The Income Benefit is available for certificates issued on or after May 1, 1998. The Income Benefit is not available in all states.

     Income Base. The Income Base is equal to (a) less (b), where (a) is the sum of all payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the certificate, and (b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs. The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

     If the Income Benefit is added to the contract after the certificate date, the Income Base on the date the rider is issued (the "Rider Date") is the contract value on the Rider Date. For purposes of subsequent calculation of the Income Base, the contract value on the Rider Date will be treated as a purchase payment made on the Rider Date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the Rider Date will not be considered in determining the Income Base.

     The Income Base is also reduced for any withdrawal charge remaining on the date the Income Benefit is exercised. The Company reserves the right to reduce the Income Base by any premium taxes that may apply.

     The Income Base is used solely for purposes of calculating the Income Benefit and does not provide a contract value or guarantee performance of any investment option.

     Step-Up of Income Base. Within 30 days immediately following any certificate anniversary, the owner may elect to step-up the Income Base to the contract value on that contract anniversary by sending the Company a written request. If the owner elects to step-up the Income Base, the earliest date that the owner may exercise the Income Benefit is extended to the seventh certificate anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").

     Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.

     Conditions of Exercise of the Income Benefit. The Income Benefit may be exercised subject to the following conditions:

     1. The Income Benefit must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later certificate anniversary following the date the income benefit is elected or, in the case of a step-up of the Income Base, the seventh or later certificate anniversary following the Step-Up Date.

     2. The Income Benefit must be exercised by the later of (i) the certificate anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth certificate anniversary.

     Monthly Income Factors. The Income Benefit may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.

     Option 1: Life Annuity with a 10-Year Period certain. An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

     Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain. An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

     The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year.


     Illustrated below are Income Benefit amounts per $100,000 of initial payments, for a male annuitant and a female co-annuitant both age 60 (at issue), on certificate anniversaries as indicated below, assuming no subsequent payments or withdrawals and assuming there was no step-up of the Income Base. The Company will, upon request, provide illustrations of the Income Benefit for an annuitant based on other assumptions.



                                                                          Income Benefit-Annual
                                       Income Benefit-Annual          Income Joint & Survivor Life
      Contract Anniversary at        Income Life Annuity with 10      Annuity with 20 Year Period
             Election                   Year Period Certain                    Certain
  -------------------------------------------------------------------------------------------------
                 7                             $ 9,797                         $ 7,830
                10                             $12,593                         $ 9,842
                15                             $19,124                         $14,293


     Income Rider Fee. The risk assumed by the Company associated with the Income Benefit is that the annuity benefits payable under the Income Benefit are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate the Company for this risk, the Company charges an annual Income Rider Fee (the "Rider Fee"). On or before Maturity Date, the Rider Fee is deducted on each certificate anniversary. The amount of the Rider Fee is equal to .25% multiplied by the Income Base in effect on that certificate anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



     In the case of full withdrawal of contract value on any date other than the certificate anniversary, the Company will deduct the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee is equal to .25% multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.


     THE INCOME BENEFIT DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, THE INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BENEFIT," WITHDRAWALS WILL REDUCE THE INCOME BENEFIT.

                             CHARGES AND DEDUCTIONS

     Charges and deductions are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying prospectus of the Trust.

WITHDRAWAL CHARGES

     If a withdrawal is made from the contract by an owner before the maturity date of the certificate, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than seven complete years. There is never a withdrawal charge with respect to earnings accumulated for an owner in the contract, certain other free withdrawal amounts described below or purchase payments by or on behalf of the owner that have been in the contract more than seven complete years. In no event may the total withdrawal charges exceed 6% of the total purchase payments made by or on behalf of the owner. The amount of the withdrawal charge and when it is assessed is discussed below:

     1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments" for each certificate. In any certificate year, the free withdrawal amount for that year is the greater of (1) the excess of the owner's contract value on the date of withdrawal over the unliquidated purchase payments made by or on behalf of the owner (the accumulated earnings on the owner's certificate) or (2) the excess of (i) over (ii), where (i) is 10% of total purchase payments made by or on behalf of the owner and (ii) is all prior partial withdrawals made by or on behalf of the owner in that certificate year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

     2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments made by or on behalf of the owner which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments made by or on behalf of the owner equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

     3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

 NUMBER OF COMPLETE YEARS
   PURCHASE PAYMENT IN                          WITHDRAWAL CHARGE
        CONTRACT                                   PERCENTAGE
--------------------------------------------------------------------
           0                                           6%
           1                                           6%
           2                                           5%
           3                                           5%
           4                                           4%
           5                                           3%
           6                                           2%
           7+                                          0%

     The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

     4. The withdrawal charge is deducted from the owner's contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge plus market value charge.

     5. There is generally no withdrawal charge on distributions made as a result of the death of the owner or, if applicable, annuitant (see "DEATH BENEFIT BEFORE MATURITY DATE - Amount of Death Benefit") and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

     The amount collected from the withdrawal charge will be used to reimburse the Company for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

     For examples of calculation of the withdrawal charge, see Appendix A. See Appendix D for information on withdrawal charges applicable to certain contracts which are no longer being issued (Ven 8 contracts). Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS"). The Company reserves the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

     The amount of the withdrawal charge on a contract or certificate may be reduced or eliminated when some or all of the certificates are to be sold to a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the withdrawal charge will be determined by the Company in the following manner:

     1. The size and type of group to which the sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of sales with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Certificate sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing more sales with fewer sales contacts.

     4. The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer certificates in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the certificates, thereby reducing the Company's sales expenses.

     5. There may be other circumstances of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, it is determined that there will be a reduction in sales expenses, the Company will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a certificate is issued to an officer, director or employee (or a relative thereof) of the Company, Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

     Withdrawal Charge Waiver in Connection with Clinton's Administration's Fiscal Year 1999 Budget Proposal

     The Clinton administration's Fiscal Year 1999 Budget proposal dated February 2, 1998 (the "1999 Budget Proposal") contains proposals to change the taxation of non-qualified annuity contracts (see "FEDERAL TAX MATTERS - Introduction."). While it is uncertain whether the 1999 Budget Proposal will become law, if the 1999 Budget Proposal is enacted substantially as proposed, withdrawal charges will be waived on purchase payments made on or after February 2, 1998, provided such amounts are withdrawn within 60 days of the date that the 1999 Budget Proposal becomes law. The Company reserves the right to terminate this withdrawal charge waiver at any time. If the waiver is terminated, purchase payments made from February 2, 1998 to the termination date of the waiver will not be subject to withdrawal charge as provided above. This waiver does not affect a contract owner's right to cancel a contract within the ten day right to review period (see "OTHER CONTRACT PROVISIONS -- Ten Day Right to Review"). Withdrawals may be subject to income tax to the extent of earnings under the contract and, if made prior to age 59 1/2, generally will be subject to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS - Taxation of Partial and Full Withdrawals").

ADMINISTRATION FEES

     Except as noted below, the Company will deduct each year an annual administration fee of $30 from each owner's contract value as partial compensation for the cost of providing all administrative services attributable to the contracts and certificates and the operations of the Variable Account and the Company in connection with the contracts and certificates. However, if prior to the maturity date the contract value is greater than or equal to $100,000 at the time of the fee's assessment, the fee will be waived. Prior to the maturity date, this administration fee is deducted on the last day of each certificate year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the sum of the investments options. If an owner's entire contract value is withdrawn on other than the last day of any certificate year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. See Appendix D for the administration fee applicable to certain contracts which are no longer being issued (Ven 8 contracts).

     A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse the Company for administrative expenses. This asset-based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in each owner's contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contract values will in effect pay a higher proportion of this portion of the administrative expense than smaller contract values.

     The Company does not expect to recover from such fees any amount in excess of its accumulated administrative expenses. Even though administrative expenses may increase, the Company guarantees that it will not increase the amount of the administration fees as to any certificates issued prior to the effective date of the Company's modification of such fees. There is no necessary relationship between the amount of the administrative charge imposed on a given certificate and the amount of the expense that may be attributed to that certificate.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

     The amount of the annual administration fee on a contract or a certificate may be reduced or eliminated when some or all of the certificates are to be sold to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by the Company in the following manner:

     1. The size and type of group to which administrative services are to be provided will be considered.

     2. The total amount of purchase payments to be received will be considered.

     3. There may be other circumstances of which the Company is not presently aware, which could result in reduced administrative expense.

     If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, the Company will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. The Company may waive all or a portion of the administration fee when a certificate is issued to an officer, director or employee, or relative thereof, of the Company, Manulife, the Trust or any of their affiliates.

MORTALITY AND EXPENSE RISK CHARGE

     The mortality risk assumed by the Company is the risk that annuitants may live for a longer period of time than estimated. The Company assumes this mortality risk by virtue of annuity rates incorporated into the contract which cannot be changed with respect to existing certificates. This assures each annuitant that his longevity will not have an adverse effect on the amount of annuity payments. Also, the Company guarantees that if an owner dies before the maturity date, it will pay a death benefit (see "DEATH BENEFIT BEFORE MATURITY DATE"). The expense risk assumed by the Company is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

     To compensate it for assuming these risks, the Company currently deducts from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis, consisting of .8% for the mortality risk and .45% for the expense risk. The charge will be reflected in each owner's contract value as a proportionate reduction in the value of each variable investment account. The rate of the mortality and expense risk charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. The Company may issue contracts and certificates with a mortality or expense risk charge at rates less than those set out above, if it concludes that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks undertaken, the Company will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, where an owner elects benefits payable on a variable basis, the mortality and expense risk charge is assessed although the Company bears only the expense risk and not any mortality risk. The mortality and expense risk charge is not assessed against the fixed account investment options.

TAXES

     The Company reserves the right to charge, or provide for, certain taxes against purchase payments (either at the time of payment or liquidation), contract values, payment of death benefit or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the Company determines to have resulted from the (i) establishment or maintenance of the Variable Account, (ii) receipt by the Company of purchase payments, (iii) issuance of the contracts or certificates, or (iv) commencement or continuance of annuity payments under the contracts or certificates. In addition, the Company will withhold taxes to the extent required by applicable law.

     Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority (see "APPENDIX B: STATE PREMIUM TAXES").

                               FEDERAL TAX MATTERS

INTRODUCTION

     The following discussion of the Federal income tax treatment of the contract or certificate is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of a group annuity contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

     The 1999 Budget Proposal contains proposals to change the taxation of non-qualified annuity contracts. The 1999 Budget Proposal proposes to tax exchanges of variable contracts for fixed contracts, exchanges of fixed contracts for variable contracts, exchanges of variable contracts for variable contracts and reallocation within variable contracts. Currently, owners of annuity contracts may exchange their contracts for another annuity without currently incurring tax, and reallocations among investment options are not treated as a taxable exchange. In addition, the 1999 Budget Proposal proposes that the contract owner's basis in annuity contracts be reduced annually by 1.25% of the cash value for purposes of determining the taxable gain on surrenders, withdrawals, and all annuity payments except those made for life at the rates guaranteed in the contract. Currently, basis in annuity contracts is not reduced by this amount. The 1999 Budget Proposal states that it generally would apply only to contracts issued after the date of first congressional committee action, but that the new exchange and reallocation rules would also apply to any existing contract that was materially changed. While it is uncertain whether the 1999 Budget Proposal will become law, if the 1999 Budget Proposal is enacted substantially as proposed, withdrawal charges will be waived (see "CHARGES AND DEDUCTIONS -- Reduction or Elimination of Withdrawal Charge").

     This discussion does not address state or local tax consequences associated with the purchase of a contract or certificate. In addition, THE COMPANY MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR CERTIFICATE OR OF ANY TRANSACTION INVOLVING A CONTRACT OR CERTIFICATE.

THE COMPANY'S TAX STATUS

     The Company is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. The Company does not anticipate that it will incur any Federal income tax liability attributable to such income and gains of the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the Company may impose a charge against the Variable Account in order to make provisions for such taxes.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

     Under existing provisions of the Code, except as described below, any increase in an owner's contract value is generally not taxable to the owner or annuitant until received, either in the form of annuity payments as contemplated by the certificate, or in some other form of distribution. However, certain requirements must be satisfied in order for this general rule to apply, including: (1) the certificate must be owned by an individual (or treated as owned by an individual), (2) the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations, (3) the Company, rather than the owner, must be considered the owner of the assets of the Variable Account for Federal tax purposes, and (4) the certificate must provide for appropriate amortization, through annuity payments, of the certificate's purchase payments and earnings, e.g., the maturity date must not occur at too advanced an age.

     Non-Natural Owners. As a general rule, deferred annuity contracts (or certificates) held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts (or certificates) is taxed as ordinary income that is received or accrued by the owner during the taxable year. There are several exceptions to this general rule for non-natural owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. Thus, if a group annuity contract is held by a trustee, certificate owners who are individuals should be treated as owning an annuity contract for Federal tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

     In addition, exceptions to the general rule for non-natural owners will apply with respect to (1) certificates acquired by an estate of a decedent by reason of the death of the decedent, (2) certain qualified contracts or certificates, (3) certain annuities purchased by employers upon the termination of certain qualified plans, (4) certain annuities used in connection with structured settlement agreements, and (5) annuities purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

     Loss of Interest Deduction Where Certificates are Held by or for the Benefit of Certain Non-Natural Persons. In the case of certificates issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the certificate. However, this interest deduction disallowance does not affect certificates where the income on such certificates is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the certificate, or entities that will be beneficiaries under a certificate, should consult a tax advisor.

     Diversification Requirements. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a certificate would not be treated as an annuity contract for Federal income tax purposes and an owner would be taxable currently on the excess of his or her contract value over the premiums he or she paid for the certificate.

     Although the Company does not control the investments of the Trust, it expects that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

     Ownership Treatment. In certain circumstances, a variable annuity owner may be considered the owner, for Federal income tax purposes, of the assets of the separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the variable annuity owner's gross income. The IRS has stated in published rulings that a variable annuity owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The ownership rights under this certificate are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyholders were not owners of separate account assets. For example, an owner under this certificate has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the contract and certificate as necessary to attempt to prevent owners from being considered the owners of the assets of the Variable Account.

     Delayed Maturity Dates. If the maturity date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age, e.g., past age 85, it is possible that the certificate would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the certificate could be currently includible in the owner's income.

     The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that the Company will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

     In the case of a partial withdrawal, amounts received are includible in income to the extent the owner's contract value before the withdrawal exceeds his or her "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the certificate to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain contributions to qualified plans) less any amounts previously received from the certificate which were not included in income.

     Other than in the case of certain qualified contracts or certificates, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in a certificate without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between his or her contract value and the "investment in the contract" at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

     The certificate provides a death benefit that in certain circumstances may exceed the greater of the purchase payments made by or on behalf of an owner and the contract value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for Federal income tax purposes as a partial withdrawal from the certificate.

     There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY PAYMENTS

     Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations). A simplified method of determining the taxable portion of annuity payments applies to certificates issued in connection with certain qualified plans other than IRAs.

     Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a certificate because of the death of an owner or an annuitant. Prior to the maturity date, such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the maturity date, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

     There is a 10% penalty tax on the taxable amount of any payment from a non-qualified certificate unless the payment is: (a) received on or after the owner reaches age 59 1/2; (b) attributable to the owner becoming disabled (as defined in the tax law); (c) made to a beneficiary on or after the death of the owner or, if the owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law), (e) made under a certificate purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the certificate and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or (f) made with respect to certain annuities issued in connection with structured settlement agreements. (A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.)

AGGREGATION OF CONTRACTS

     In certain circumstances, the amount of an annuity payment or a withdrawal from a certificate that is includible in income may be determined by combining some or all of the non-qualified certificates and annuity contracts owned by an individual. For example, if a person purchases a certificate offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts or certificates from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

     The certificates are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the certificate with the various types of qualified plans.

     The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts (or certificates), where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the owner may claim for such contribution, are limited under qualified plans. If this certificate is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

     In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs, distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts generally must commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

     There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction agreement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA", including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment (a) received on or after the owner reaches age 59 1/2, (b) received on or after the owner's death or because of the owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. Owners wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

     When issued in connection with a qualified plan, a contract and certificate will be amended as generally necessary to conform to the requirements of the type of plan. However, owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract and certificate. In addition, the Company shall not be bound by terms and conditions of qualified plans to the extent such terms and conditions contradict the contract or certificate, unless the Company consents.

QUALIFIED PLAN TYPES

     Following are brief descriptions of various types of qualified plans in connection with which the Company may issue a certificate.

     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The certificate may not, however, be used in connection with an "Education IRA" under Section 530 of the Code.

     IRAs generally may not provide life insurance, but they may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the certificate's death benefit could be viewed as providing life insurance coverage with the result that the certificate would not be viewed as satisfying the requirements of an IRA.

     Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the tax treatment of the certificate's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract or certificates in connection with such plans should seek competent advice.

     SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the certificate's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE
IRAs). Employees intending to use the contract in connection with such plans should seek competent advice.

     Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract or certificates in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments made by or on behalf of an owner and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental death benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Employers intending to use the contract or certificates in connection with such plans should seek competent advice.

     Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts or certificates for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts or certificates. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments made by or on behalf of an owner and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

     Tax-sheltered annuity contracts must contain restrictions on withdrawals of
(i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and
(iii) earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

     Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract or certificate purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes. Those who intend to use the contracts or certificates in connection with such plans should seek competent advice.

     Roth IRAs. Recently enacted Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. Furthermore, a rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover contribution to a Roth IRA from another Roth IRA or from a non-Roth IRA, but only if such rollover contribution meets the rollover requirements for IRAs under Section 408(d)(3) of the Code. In the case of a qualified rollover contribution or a transfer from a non-Roth IRA to a Roth IRA, any portion of the amount rolled over which would be includible in gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in gross income. However, the 10 percent penalty tax on premature distributions generally will not apply.

     All or part of amounts in a non-Roth IRA may be converted into a Roth IRA. Such a conversion can be made without taking an actual distribution from the IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable. The conversion of an IRA to a Roth IRA is a special type of qualified rollover distribution. Hence, the IRA participant must be eligible to make a qualified rollover distribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of the IRA value in gross income, as described above. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

     Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the owner attains age 59 1/2, (b) made after the owner's death, (c) attributable to the owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after
(a) the first taxable year for which a contribution was made to any Roth IRA established for the owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from non-Roth IRAs. Distributions from a Roth IRA need not commence at age 70 1/2.

     As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Persons intending to use the contract in connection with a Roth IRA should seek competent advice.


     The state income tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. A tax advisor should be consulted regarding the state law treatment of a Roth IRA.


DIRECT ROLLOVERS

     If the certificate is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the certificate will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

     Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the certificate, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the distributee elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

     The Company will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a certificate unless the distributee notifies the Company at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, the Company may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

TAX DEFERRAL

     The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity payments begin (see "FEDERAL TAX MATTERS"). This tax deferred treatment may be beneficial to owners in building assets in a long-term investment program.

PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both (i) redemption at the end of the time period and
(ii) not assuming redemption at the end of the time period. Standardized figures include total return figures from: (i) the inception date of the sub-account of the Variable Account which invests in the portfolio or (ii) ten years, whichever period is shorter. Non-standardized figures include total return numbers from
(i) inception date of the portfolio or (ii) ten years, whichever period is shorter. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of this contract, August 9, 1994, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by the Company, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund Inc. portfolio) adjusted to reflect current contract charges. Past performance figures quoted are not intended to indicate future performance of any sub-account. More detailed information on the computations is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS

     Financial Statements for the Variable Account and the Company are contained in the Statement of Additional Information.

ASSET ALLOCATION AND TIMING SERVICES

     The Company is aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases the Company has agreed to honor transfer instructions from such asset allocation and timing services where it has received powers of attorney, in a form acceptable to it, from the owners participating in the service. THE COMPANY DOES NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND GROUPHOLDERS/OWNERS SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS AND CERTIFICATES.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (1) termination of employment in the Texas public institutions of higher education, (2) retirement,
(3) death, or (4) the participant's attainment of age 70 1/2. Accordingly, before any amounts may be distributed from the contract, proof must be furnished to the Company that one of the four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers his or her contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts issued under the ORP.

DISTRIBUTION OF CONTRACTS

     MSS located at 73 Tremont Street, Boston, Massachusetts 02108, a Delaware limited liability company controlled by the Company, is the principal underwriter of the contracts and certificates in addition to providing advisory services to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). MSS has entered into an exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan"). Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Wood Logan is a wholly owned subsidiary of a holding company that is 62.5% owned by The Manufacturers Life Insurance Company (U.S.A.), 22.5% owned by MRL Holding, LLC and 15% owned by the principals of Wood Logan. Sales of the contracts and certificates will be made by registered representatives of broker-dealers authorized by MSS to sell them. Such registered representatives will also be licensed insurance agents of the Company. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to such registered representatives. In addition, Wood Logan will prepare sales and promotional materials for the Company's approval. MSS will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments. In addition, MSS may pay trail compensation after the first certificate year, which under normal circumstances will not exceed 0.75% of contract value per year. MSS may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, MSS will provide reimbursement of certain sales and marketing expenses. MSS will pay the promotional agent for providing marketing support for the distribution of the contracts and certificates.

OWNER INQUIRIES

     All owner inquiries should be directed to the Company's Annuity Service Office at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

     Owners will be sent confirmation statements for certain transactions in their account. Owners should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to the Company's Annuity Service Office. If the owner fails to notify the Company's Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, the owner will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither the Company nor MSS are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

OTHER INFORMATION

     A registration statement has been filed with the SEC under the 1933 Act with respect to the variable portion of the contracts discussed in this Prospectus. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus or the Statement of Additional Information concerning the content of the contracts and other legal instruments are only summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


YEAR 2000 ISSUES

     Like other business organizations and individuals, the Company would be adversely affected if its computer systems and those of its service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company is completing an assessment of the Year 2000 impact on its systems and business processes. Management believes that the Company will complete its Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes.

     The date on which the Company believes it will complete the Year 2000 project is based on management's best estimates, which were derived utilizing numerous assumptions of future events. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.


                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


General Information and History.........................................   3
Performance Data........................................................   3
Services
    Independent Auditors................................................  10
    Servicing Agent.....................................................  10
    Principal Underwriter...............................................  10
Cancellation of Certificate.............................................  10
Financial Statements....................................................  11

                                   APPENDIX A

EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*

Example 1 - Assume a single payment of $50,000 is made by an owner into the contract and a certificate is issued. No transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract value of the certificate were completely withdrawn. This illustration is based on hypothetical contract values.

   CERTIFICATE          HYPOTHETICAL                 FREE
      YEAR                CONTRACT                 WITHDRAWAL      PAYMENTS                      CHARGE
                           VALUE                     AMOUNT       LIQUIDATED         ---------------------------------
                                                                                     PERCENT                    AMOUNT
----------------------------------------------------------------------------------------------------------------------
        2                 55,000                     5,000(a)       50,000              6%                       3,000
        4                 50,500                     5,000(b)       45,500              5%                       2,275
        6                 60,000                    10,000(c)       50,000              3%                       1,500
        8                 70,000                    20,000(d)       50,000              0%                           0

(a) During any certificate year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made by the owner less any prior partial withdrawals in that certificate year. In the second certificate year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the fourth certificate year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the sixth certificate year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

     Example 2 - Assume a single payment of $50,000 is made by an owner into the contract and a certificate is issued. No transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third certificate year of $2,000, $5,000, $7,000, and $8,000. The illustration below is based on hypothetical contract values.

     HYPOTHETICAL             PARTIAL                   FREE                                     WITHDRAWAL
       CONTRACT              WITHDRAWAL              WITHDRAWAL           PAYMENTS                 CHARGE
         VALUE               REQUESTED                 AMOUNT            LIQUIDATED   ---------------------------------
                                                                                      PERCENT                    AMOUNT
-----------------------------------------------------------------------------------------------------------------------
        65,000                 2,000                 15,000(a)                  0       5%                            0
        49,000                 5,000                  3,000(b)              2,000       5%                          100
        52,000                 7,000                  4,000(c)              3,000       5%                          150
        44,000                 8,000                      0(d)              8,000       5%                          400

(a) The free withdrawal amount during any certificate year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that certificate year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current certificate year, the remaining free withdrawal amount during the third certificate year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next certificate year the full 10% of payments would be available again for withdrawal requests during that year.

* Examples do not illustrate withdrawal charges applicable to Ven 8 contracts.

                                   APPENDIX B

STATE PREMIUM TAXES

     Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                                                               TAX RATE

                                                                    QUALIFIED               NON-QUALIFIED
STATE                                                               CONTRACTS                 CONTRACTS
----------------------------------------------------------------------------------------------------------
CALIFORNIA...........................................                  .50%                     2.35%
DISTRICT OF COLUMBIA.................................                 2.25%                     2.25%
KENTUCKY.............................................                 2.00%                     2.00%
MAINE................................................                  .00%                     2.00%
NEVADA...............................................                  .00%                     3.50%
PUERTO RICO..........................................                 1.00%                     1.00%
SOUTH DAKOTA*........................................                  .00%                     1.25%
WEST VIRGINIA........................................                 1.00%                     1.00%
WYOMING..............................................                  .00%                     1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX C

PENNSYLVANIA MAXIMUM MATURITY AGE


For all certificates issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:


  ISSUE AGE                                          MAXIMUM MATURITY AGE
----------------------------------------------------------------------------
   70 or less                                                85
   71-75                                                     86
   76-80                                                     88
   81-85                                                     90
   86-90                                                     93
   91-93                                                     96
   94-95                                                     98
   96-97                                                     99
   98-99                                                    101
   100-101                                                  102
   102                                                      103
   103                                                      104
   104                                                      105
   105                                                      106


     It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. The Company will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

     If certificates are issued with annuitants over age 84, a withdrawal charge could be imposed if they terminate the certificate rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 7-year withdrawal charge schedule of the certificate.

                                   APPENDIX D

PRIOR CONTRACTS

     Prior to February, 1995, the Company issued a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("prior contract") -- "Ven 8" contracts, which were sold during the period from September, 1992 until February, 1995.

     The principal differences between the contract offered by this Prospectus and the prior contract relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions.

INVESTMENT OPTIONS


     The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract does not allow for investments in the five and seven year fixed account investments options. The prior contract allows investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contract does not provide the Company the authority to offer additional fixed account investment options for any yearly period from two to ten years. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.


FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

     The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.

MARKET VALUE CHARGE

     For purposes of calculating the market value adjustment factor (see "Fixed Account Investment Options - Market Value Charge") the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

     There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the certificate; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that certificate year.

     Notwithstanding application of the market value adjustment formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in a owner receiving total withdrawal proceeds of less than the owner's investment in the contract.

WITHDRAWAL CHARGES

     The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.

Prior Contract Withdrawal Charge

     The withdrawal charge assessed under the prior contract is as follows:

     If a withdrawal is made from the contract by an owner before the maturity date of the certificate, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete years. There is never a withdrawal charge with respect to earnings accumulated for an owner in the contract, certain other free withdrawal amounts described below or purchase payments by or on behalf of the owner that have been in the contract more than six complete years. In no event may the total withdrawal charges exceed 6% of the total purchase payments made by or on behalf of the owner. The amount of the withdrawal charge and when it is assessed is discussed below:

     1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments" for each certificate. In any certificate year, the free withdrawal amount for that year is the greater of (1) the excess of the owner's contract value on the date of withdrawal over the unliquidated purchase payments made by or on behalf of the owner (the accumulated earnings on the owner's certificate) or (2) 10% of total purchase payments made by or on behalf of the owner less any prior partial withdrawals by the owner in that certificate year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

     2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

     3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

     NUMBER OF COMPLETE YEARS                      WITHDRAWAL CHARGE
   PURCHASE PAYMENT IN CONTRACT                       PERCENTAGE
-------------------------------------------------------------------------
              0                                           6%
              1                                           6%
              2                                           5%
              3                                           4%
              4                                           3%
              5                                           2%
              6+                                          0%

     The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

     4. The withdrawal charge is deducted from the owner's contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

     5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

OTHER CONTRACT CHARGES

     The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contract Death Benefit Provisions

     The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:

     Death of Annuitant who is not the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue his or her participation under the contract as a new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

     Death of Annuitant who is the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the certificate is a non-qualified certificate, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the certificate is a non-qualified certificate, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue his or her participation under the contract as a new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a owner dies generally will apply when that spouse, as the owner, dies.

     Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner shall have the ownership rights of the owner and will be entitled to the owner's interest in the contract. If the certificate is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue his or her participation under the contract as a new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

     For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified certificate has more than one individual owner, death benefits must be paid as provided in the contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

     Entity as Owner. In the case of a non-qualified certificate where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant under the certificate will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

     If a non-qualified certificate has both an individual and a non-individual owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

     The minimum death benefit during the first six certificate years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six certificate year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company' Annuity Service Office.

     Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Contract Maturity Date

     Under the prior contract, the contract maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth certificate anniversary. The prior contract allows the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

Annuity Tables Assumed Interest Rate

     A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

Beneficiary

     Under the prior contract certain provisions relating to beneficiary are as follows:

     The beneficiary is the person, persons or entity designated in the application or as subsequently named to whom benefits will be paid on the death of the annuitant. The beneficiary may be changed by the owner during the lifetime of the annuitant and prior to the maturity date subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the owner or the owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts or certificates, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Ownership

     Under the prior contract certain provisions relating to ownership are as follows:

     The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

     In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

Modification

     The prior contract does not include "free withdrawal percentage" among contract terms the Company is authorized to change on 60 days' notice to the group holder.


GUARANTEED RETIREMENT INCOME PROGRAM

     The Guaranteed Retirement Income Program is not available for prior contracts.


             TABLE OF ACCUMULATION UNIT VALUES

=====================================================================================================================
SUB-ACCOUNT                                UNIT VALUE AT          UNIT VALUE AT            NUMBER OF UNITS
                                          START OF YEAR*           END OF YEAR              AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997                                      $12.500000               $ 8.180904                18,049.496
---------------------------------------------------------------------------------------------------------------------
Science & Technology
  1997                                      $12.500000               $13.647195                68,696.549
---------------------------------------------------------------------------------------------------------------------
International Small Cap
  1996                                      $12.500000               $13.493094               265,493.981
  1997                                       13.493094                13.410016               148,139.543
---------------------------------------------------------------------------------------------------------------------
Emerging Growth
  1997                                      $12.500000               $14.574077                29,183.460
--------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Growth
  1997                                      $12.500000               $12.327066                33,654.601
---------------------------------------------------------------------------------------------------------------------
Small/Mid Cap
  1996                                      $12.500000               $13.215952               293,815.378
  1997                                       13.215952                15.020670               362,356.638
---------------------------------------------------------------------------------------------------------------------
International Stock
  1997                                      $12.500000               $12.652231                18,313.864
---------------------------------------------------------------------------------------------------------------------
Worldwide Growth
  1997                                      $12.500000               $13.965674                 8,228.033
---------------------------------------------------------------------------------------------------------------------
Global Equity
  1992                                      $12.003976               $11.790318                28,203.763
  1993                                       11.790318                15.450341               985,277.929
  1994                                       15.450341                15.500933             2,268,423.530
  1995                                       15.500933                16.459655             2,132,127.330
  1996                                       16.459655                18.276450             1,785,966.081
  1997                                       18.276450                21.770913             1,662,176.913
---------------------------------------------------------------------------------------------------------------------
Small Company Value
  1997                                      $12.500000               $11.898363                21,030.641
---------------------------------------------------------------------------------------------------------------------
Equity
  1992                                      $12.386657               $13.143309               122,807.657
  1993                                       13.143309                15.075040             1,315,253.114
  1994                                       15.075040                14.786831             1,958,082.571
  1995                                       14.786831                20.821819             2,278,573.962
  1996                                       20.821819                24.664354             2,007,082.996
  1997                                       24.664354                29.002593             1,794,644.944
---------------------------------------------------------------------------------------------------------------------
Growth
  1996                                      $12.500000               $13.727312                98,424.809
  1997                                       13.727312                16.968111               276,494.410
---------------------------------------------------------------------------------------------------------------------
Quantitative Equity
  1997                                      $12.500000               $16.107191                32,343.397
---------------------------------------------------------------------------------------------------------------------
Blue Chip Growth
  1992                                      $10.000000               $ 9.923524                58,049.495
  1993                                        9.923524                 9.413546               707,931.534
  1994                                        9.413546                 8.837480             1,001,113.147
  1995                                        8.837480                11.026969             1,257,014.677
  1996                                       11.026969                13.688523             1,223,305.806
  1997                                       13.688523                17.134232             1,282,330.299
---------------------------------------------------------------------------------------------------------------------
Estate Securities                           $12.500000               $14.949140                46,874.008
  1997
---------------------------------------------------------------------------------------------------------------------
Value
  1997                                      $12.500000               $15.057118                41,009.600
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                UNIT VALUE AT            UNIT VALUE AT            NUMBER OF UNITS
                                           START OF YEAR*            END OF YEAR              AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------
International Growth and Income
  1995                                      $10.000000               $10.554228                100,475.374
  1996                                       10.554228                11.718276                223,718.019
  1997                                       11.718276                11.545714                216,124.371
---------------------------------------------------------------------------------------------------------------------
Growth and Income
  1992                                      $10.942947               $11.927411                149,476.889
  1993                                       11.927411                12.893007              1,610,454.400
  1994                                       12.893007                13.076664              2,142,828.604
  1995                                       13.076664                16.660889              2,230,320.953
  1996                                       16.660889                20.178770              2,214,190.721
  1997                                       20.178770                26.431239              2,165,598.782
---------------------------------------------------------------------------------------------------------------------
Equity-Income
  1993                                      $10.000000               $11.175534                715,700.792
  1994                                       11.175534                11.107620              1,432,473.155
  1995                                       11.107620                13.548849              1,741,975.072
  1996                                       13.548849                16.011513              1,661,006.752
  1997                                       16.011513                20.479412              1,587,287.165
---------------------------------------------------------------------------------------------------------------------
Balanced
  1997                                      $12.500000               $14.609853                  3,333.690
---------------------------------------------------------------------------------------------------------------------
Aggressive Asset Allocation
  1992                                      $10.880194               $11.623893                 21,660.089
  1993                                       11.623893                12.642493                244,300.482
  1994                                       12.642493                12.381395                395,864.362
  1995                                       12.381395                14.990551                422,911.593
  1996                                       14.990551                16.701647                365,478.331
  1997                                       16.701647                19.614359                297,611.885
---------------------------------------------------------------------------------------------------------------------
High Yield
  1997                                      $12.500000               $13.890491                 59,072.119
---------------------------------------------------------------------------------------------------------------------
Moderate Asset Allocation
  1992                                      $11.012835               $11.772128                120,020.418
  1993                                       11.772128                12.775798              1,245,900.794
  1994                                       12.775798                12.396295              1,690,801.919
  1995                                       12.396295                14.752561              1,435,414.191
  1996                                       14.752561                15.995076              1,266,755.972
  1997                                       15.995076                18.276161              1,089,331.565
---------------------------------------------------------------------------------------------------------------------
Conservative Asset Allocation
  1992                                      $11.102574               $11.821212                415,991.541
  1993                                       11.821212                12.705196                506,414.765
  1994                                       12.705196                12.298940                330,900.271
  1995                                       12.298940                14.320582                478,239.388
  1996                                       14.320582                15.113142                325,608.369
  1997                                       15.113142                16.607511                340,682.860
---------------------------------------------------------------------------------------------------------------------
Strategic Bond
  1993                                      $10.000000               $10.750617                381,406.287
  1994                                       10.750617                 9.965972                564,406.390
  1995                                        9.965972                11.716972                682,547.892
  1996                                       11.716972                13.250563                797,845.050
  1997                                       13.250563                14.500997                763,855.628
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                 UNIT VALUE AT          UNIT VALUE AT             NUMBER OF UNITS
                                           START OF YEAR*           END OF YEAR               AT END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Global Government Bond
  1992                                       $13.322602               $13.415849                56,786.509
  1993                                        13.415849                15.741586               745,370.831
  1994                                        15.741586                14.630721               694,644.982
  1995                                        14.630721                17.772344               586,608.921
  1996                                        17.772344                19.803954               494,576.435
  1997                                        19.803954                20.104158               436,440.899
---------------------------------------------------------------------------------------------------------------------
Capital Growth Bond
  1997                                       $12.500000               $13.475788                   391.426
---------------------------------------------------------------------------------------------------------------------
Investment Quality Bond
  1992                                       $13.147350               $13.936240                59,746.432
  1993                                        13.936240                15.118716               319,417.770
  1994                                        15.118716                14.216516               384,804.353
  1995                                        14.216516                16.751499               371,328.627
  1996                                        16.751499                16.943257               361,839.590
  1997                                        16.943257                18.336912               291,735.510
---------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
  1992                                       $13.015785               $13.651495               212,815.440
  1993                                        13.651495                14.490734               783,550.472
  1994                                        14.490734                14.111357               585,709.535
  1995                                        14.111357                16.083213               494,142.862
  1996                                        16.083213                16.393307               390,696.559
  1997                                        16.393307                17.535478               345,437.781
---------------------------------------------------------------------------------------------------------------------
Money Market
  1992                                       $12.892485               $13.137257                28,928.622
  1993                                        13.137257                13.303085               331,225.229
  1994                                        13.303085                13.623292             1,079,557.666
  1995                                        13.623292                14.190910               530,610.979
  1996                                        14.190910                14.699636               846,105.590
  1997                                        14.699636                15.241915               454,080.933
---------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
  1997                                       $12.500000               $13.669625                19,900.057
---------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
  1997                                       $12.500000               $14.033299                60,974.946
---------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
  1997                                       $12.500000               $14.066417                59,780.667
---------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
  1997                                       $12.500000               $14.016704                     0.000
---------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
  1997                                       $12.500000               $13.825120                88,291.620
=====================================================================================================================


* Units under this series of contracts were first credited under the sub-accounts on September, 1992, except in the case of Blue Chip Growth where units were first credited on December 11, 1992; Equity-Income where units were first credited on February 19, 1992; International Growth and Income where units were first credited on January 9, 1995; Small/Mid Cap and International Small Cap where units were first credited on March 4, 1996; Growth where units were first credited on July 15, 1996; Pacific Rim Emerging Markets, Science & Technology, Emerging Growth, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield, Capital Growth Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 where units were first credited on January 2, 1997 and Small Company Value where units were first credited on October 1, 1997.

                                     PART B


                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
          THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                              SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

                                       OF


            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA




                      FLEXIBLE PAYMENT DEFERRED COMBINATION
                    FIXED AND VARIABLE GROUP ANNUITY CONTRACT
                                NON-PARTICIPATING













This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.

      The date of this Statement of Additional Information is May 1, 1998.



            The Manufacturers Life Insurance Company of North America
                              116 Huntington Avenue
                           Boston, Massachusetts 02116
                                 (617) 266-6004




--------------------------------------------------------------------------------
V22/23.SAI598

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS



General Information and History.........................................    3
Performance Data........................................................    3
Services
       Independent Auditors.............................................   10
       Servicing Agent..................................................   10
       Principal Underwriter............................................   10
Cancellation of Certificate.............................................   10
Financial Statements....................................................   11

                         GENERAL INFORMATION AND HISTORY

     The Manufacturers Life Insurance Company of North America Separate Account A (the "Variable Account") is a separate investment account of The Manufacturers Life Insurance Company of North America (the "Company"), a stock life insurance company organized under the laws of Delaware in 1979. The ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, the Company was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

                                PERFORMANCE DATA

     Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both (i) redemption at the end of the time period and
(ii) not assuming redemption at the end of the time period. Standardized figures include total return figures from: (i) the inception date of the sub-account of the Variable Account which invests in the portfolio or (ii) ten years, whichever period is shorter. Non-standardized figures include total return numbers from:
(i) inception date of the portfolio or (ii) ten years, whichever period is shorter. Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

     In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administration fees)) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. The Company believes such non-standardized not reflecting redemptions at the end of the time period are useful to owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual owner.

     For total return figures quoted for periods prior to the commencement of the offering of this contract, August 9, 1994, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by the Company; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


                                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                                                CALCULATED AS OF DECEMBER 31, 1997

 ====================================================================================================================
 TRUST PORTFOLIO                             1 YEAR              5 YEARS          SINCE INCEPTION         INCEPTION
                                                                                    OR 10 YEARS,            DATE*
                                                                                    WHICHEVER IS
                                                                                      SHORTER
 --------------------------------------------------------------------------------------------------------------------
 Pacific Rim Emerging Markets                 N/A                  N/A                -37.94%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Science & Technology                         N/A                  N/A                  3.17%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 International Small Cap                     -6.04%                N/A                  0.72%              03/04/96
 --------------------------------------------------------------------------------------------------------------------
 Emerging Growth                              N/A                  N/A                 10.53%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Growth                        N/A                  N/A                 -6.76%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Small/Mid Cap                                7.59%                N/A                  7.45%              03/04/96
 --------------------------------------------------------------------------------------------------------------------
 International Stock                          N/A                  N/A                 -4.31%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Worldwide Growth                             N/A                  N/A                  5.66%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Global Equity                               13.06%               12.51%                8.18%              03/18/88
 --------------------------------------------------------------------------------------------------------------------
 Small Company Value                          N/A                  N/A                 -9.98%              10/01/97
 --------------------------------------------------------------------------------------------------------------------
 Equity                                      11.53%               16.67%               13.50%+             06/18/85
 --------------------------------------------------------------------------------------------------------------------
 Growth                                      17.55%                N/A                 19.40%              07/15/96
 --------------------------------------------------------------------------------------------------------------------
 Quantitative Equity                          N/A                  N/A                 22.79%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth                            19.11%               10.96%               10.78%              12/11/92
 --------------------------------------------------------------------------------------------------------------------
 Real Estate Securities                       N/A                  N/A                 13.53%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Value                                        N/A                  N/A                 14.39%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 International Growth and Income             -6.84%                N/A                  3.33%              01/09/95
 --------------------------------------------------------------------------------------------------------------------
 Growth and Income                           24.92%               16.77%               15.44%              04/23/91
 --------------------------------------------------------------------------------------------------------------------
 Equity-Income                               21.84%                N/A                 15.35%              02/19/93
 --------------------------------------------------------------------------------------------------------------------
 Balanced                                     N/A                  N/A                 10.82%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Aggressive Asset Allocation                 11.38%               10.44%                8.51%              08/03/89
 --------------------------------------------------------------------------------------------------------------------
 High Yield                                   N/A                  N/A                  5.06%              01/01/97
 --------------------------------------------------------------------------------------------------------------------
 Moderate Asset Allocation                    8.20%                8.57%                7.51%              08/03/89
 --------------------------------------------------------------------------------------------------------------------
 Conservative Asset Allocation                3.84%                6.36%                6.21%              08/03/89
 --------------------------------------------------------------------------------------------------------------------
 Strategic Bond                               3.41%                N/A                  7.26%              02/19/93
 --------------------------------------------------------------------------------------------------------------------
 Global Government Bond                      -4.03%                7.79%                7.31%              03/18/88
 --------------------------------------------------------------------------------------------------------------------
 Capital Growth Bond                          N/A                  N/A                  1.88%              01/01/97
 --------------------------------------------------------------------------------------------------------------------


 ---------------------------------------------------------------------------------------------------------------------
 TRUST PORTFOLIO                               1 YEAR              5 YEARS         SINCE INCEPTION     INCEPTION
                                                                                    OR 10 YEARS,         DATE*
                                                                                    WHICHEVER IS
                                                                                       SHORTER
 ---------------------------------------------------------------------------------------------------------------------
 Investment Quality Bond                       2.27%                4.93%            5.42%+                06/18/85
 ---------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                    1.09%                4.41%            5.82%                 03/18/88
 ---------------------------------------------------------------------------------------------------------------------
 Money Market                                 -1.99%                2.23%            3.93%+                06/18/85
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Aggressive 1000                      N/A                  N/A             3.36%                 01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Growth 820                           N/A                  N/A             6.22%                 01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Balanced 640                         N/A                  N/A             6.49%                 01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate 460                         N/A                  N/A             6.09%                 01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Conservative 280                     N/A                  N/A             4.56%                 01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Special Value Focus -            N/A                  N/A           -17.45%                 10/13/97
 Class B
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Basic Value Focus -              N/A                  N/A           -12.29%                 10/13/97
 Class B
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Developing Capital               N/A                  N/A           -22.04%                 10/13/97
 Markets Focus - Class B
 ---------------------------------------------------------------------------------------------------------------------


* Inception date of the sub-account of the Variable Account which invests in the portfolio.
+    10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1997

 =====================================================================================================================
 TRUST PORTFOLIO                              1 YEAR              5 YEARS          SINCE INCEPTION     INCEPTION
                                                                                    OR 10 YEARS,         DATE*
                                                                                    WHICHEVER IS
                                                                                       SHORTER
 ---------------------------------------------------------------------------------------------------------------------
 Pacific Rim Emerging Markets*               -38.04%                N/A               -10.58%              10/04/94
 ---------------------------------------------------------------------------------------------------------------------
 Science & Technology                           N/A                 N/A                 3.17%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 International Small Cap                      -6.04%                N/A                 0.72%              03/04/96
 ---------------------------------------------------------------------------------------------------------------------
 Emerging Growth                                N/A                 N/A                10.53%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Growth                          N/A                 N/A                -6.76%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Small/Mid Cap                                 7.59%                N/A                 7.45%              03/04/96
 ---------------------------------------------------------------------------------------------------------------------
 International Stock                            N/A                 N/A                -4.31%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Worldwide Growth                               N/A                 N/A                 5.66%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Global Equity                                13.06%               12.51%               8.18%              03/18/88
 ---------------------------------------------------------------------------------------------------------------------
 Small Company Value                            N/A                 N/A                -9.98%              10/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Equity                                       11.53%               16.67%              13.50%+             06/18/85
 ---------------------------------------------------------------------------------------------------------------------
 Growth                                       17.55%                N/A                19.40%              07/15/96
 ---------------------------------------------------------------------------------------------------------------------
 Quantitative Equity*                         21.97%               14.40%              13.48%+             04/30/87
 ---------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth                             19.11%               10.96%              10.78%              12/11/92
 ---------------------------------------------------------------------------------------------------------------------
 Real Estate Securities*                      10.70%               14.83%              14.22%+             04/30/87
 ---------------------------------------------------------------------------------------------------------------------
 Value                                          N/A                 N/A                14.39%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 International Growth and Income              -6.84%                N/A                 3.33%              01/09/95
 ---------------------------------------------------------------------------------------------------------------------
 Growth and Income                            24.92%               16.77%              15.44%              04/23/91
 ---------------------------------------------------------------------------------------------------------------------
 Equity-Income                                21.84%                N/A                15.35%              02/19/93
 ---------------------------------------------------------------------------------------------------------------------
 Balanced                                       N/A                 N/A                10.82%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Aggressive Asset Allocation                  11.38%               10.44%               8.51%              08/03/89
 ---------------------------------------------------------------------------------------------------------------------
 High Yield                                     N/A                 N/A                 5.06%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Moderate Asset Allocation                     8.20%                8.57%               7.51%              08/03/89
 ---------------------------------------------------------------------------------------------------------------------
 Conservative Asset Allocation                 3.84%                6.36%               6.21%              08/03/89
 ---------------------------------------------------------------------------------------------------------------------
 Strategic Bond                                3.41%                N/A                 7.26%              02/19/93
 ---------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------
 TRUST PORTFOLIO                              1 YEAR              5 YEARS          SINCE INCEPTION        INCEPTION
                                                                                    OR 10 YEARS,             DATE*
                                                                                    WHICHEVER IS
                                                                                       SHORTER
 ---------------------------------------------------------------------------------------------------------------------
 Global Government Bond                       -4.03%               7.79%                7.31%              03/18/88
 ---------------------------------------------------------------------------------------------------------------------
 Capital Growth Bond*                          1.31%               4.99%                6.97%+             06/26/84
 ---------------------------------------------------------------------------------------------------------------------
 Investment Quality Bond                       2.27%               4.93%                5.42%+             06/18/85
 ---------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                    1.09%               4.41%                5.82%              03/18/88
 ---------------------------------------------------------------------------------------------------------------------
 Money Market                                 -1.99%               2.23%                3.93%+             06/18/85
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Aggressive 1000                      N/A                 N/A                 3.36%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Growth 820                           N/A                 N/A                 6.22%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Balanced 640                         N/A                 N/A                 6.49%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate 460                         N/A                 N/A                 6.09%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Conservative 280                     N/A                 N/A                 4.56%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Special Value Focus -            N/A                 N/A               -17.45%              10/13/97
 Class B
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Basic Value Focus -              N/A                 N/A               -12.29%              10/13/97
 Class B
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Developing Capital               N/A                 N/A               -22.04%              10/13/97
 Markets Focus - Class B
 ---------------------------------------------------------------------------------------------------------------------

+    10 year average annual return.


* Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1997

======================================================================================================================
 TRUST PORTFOLIO                              1 YEAR              5 YEARS          SINCE INCEPTION     INCEPTION
                                                                                    OR 10 YEARS,         DATE*
                                                                                    WHICHEVER IS
                                                                                       SHORTER
 ---------------------------------------------------------------------------------------------------------------------
 Pacific Rim Emerging Markets*               -35.04%                N/A                -9.28%              10/04/94
 ---------------------------------------------------------------------------------------------------------------------
 Science & Technology                           N/A                 N/A                 9.18%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 International Small Cap                      -0.62%                N/A                 3.92%              03/04/96
 ---------------------------------------------------------------------------------------------------------------------
 Emerging Growth                                N/A                 N/A                16.59%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Pilgrim Baxter Growth                          N/A                 N/A                -1.38%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Small/Mid Cap                                13.66%                N/A                10.58%              03/04/96
 ---------------------------------------------------------------------------------------------------------------------
 International Stock                            N/A                 N/A                 1.22%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Worldwide Growth                               N/A                 N/A                11.73%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Global Equity                                19.12%               13.05%               8.23%              03/18/88
 ---------------------------------------------------------------------------------------------------------------------
 Small Company Value                            N/A                 N/A                -4.81%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Equity                                       17.59%               17.15%              13.54%+             06/18/85
 ---------------------------------------------------------------------------------------------------------------------
 Growth                                       23.61%                N/A                23.23%              07/15/96
 ---------------------------------------------------------------------------------------------------------------------
 Quantitative Equity*                         28.03%               14.92%              13.52%+             04/30/87
 ---------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth                             25.17%               11.54%              11.23%              12/11/92
 ---------------------------------------------------------------------------------------------------------------------
 Real Estate Securities*                      16.76%               15.34%              14.27%+             04/30/87
 ---------------------------------------------------------------------------------------------------------------------
 Value                                          N/A                 N/A                20.46%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 International Growth and Income              -1.47%                N/A                 4.94%              01/09/95
 ---------------------------------------------------------------------------------------------------------------------
 Growth and Income                            30.99%               17.25%              15.62%              04/23/91
 ---------------------------------------------------------------------------------------------------------------------
 Equity-Income                                27.90%                N/A                15.87%              02/19/93
 ---------------------------------------------------------------------------------------------------------------------
 Balanced                                       N/A                 N/A                16.88%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Aggressive Asset Allocation                  17.44%               11.03%               8.57%              08/03/89
 ---------------------------------------------------------------------------------------------------------------------
 High Yield                                     N/A                 N/A                11.12%              01/01/97
 ---------------------------------------------------------------------------------------------------------------------
 Moderate Asset Allocation                    14.26%                9.20%               7.56%              08/03/89
 ---------------------------------------------------------------------------------------------------------------------
 Conservative Asset Allocation                 9.89%                7.04%               6.26%              08/03/89
 ---------------------------------------------------------------------------------------------------------------------
 Strategic Bond                                9.44%                N/A                 7.94%              02/19/93
 ---------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------
 TRUST PORTFOLIO                              1 YEAR              5 YEARS          SINCE INCEPTION     INCEPTION
                                                                                    OR 10 YEARS,         DATE*
                                                                                    WHICHEVER IS
                                                                                       SHORTER
 ---------------------------------------------------------------------------------------------------------------------
 Global Government Bond                        1.52%               8.43%                7.36%              03/18/88
 ---------------------------------------------------------------------------------------------------------------------
 Capital Growth Bond*                          7.20%               5.70%                7.02%+             06/26/84
 ---------------------------------------------------------------------------------------------------------------------
 Investment Quality Bond                       8.23%               5.64%                5.47%+             06/18/85
 ---------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                    6.97%               5.14%                5.87%              03/18/88
 ---------------------------------------------------------------------------------------------------------------------
 Money Market                                  3.69%               3.02%                3.98%+             06/18/85
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Aggressive 1000                      N/A                 N/A                 9.38%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Growth 820                           N/A                 N/A                12.29%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Balanced 640                         N/A                 N/A                12.55%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate 460                         N/A                 N/A                12.16%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Lifestyle Conservative 280                     N/A                 N/A                10.62%              01/07/97
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Special Value Focus -            N/A                 N/A               -12.76%              10/13/97
 Class B
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Basic Value Focus -              N/A                 N/A                -7.27%              10/13/97
 Class B
 ---------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Developing Capital               N/A                 N/A               -17.64%              10/13/97
 Markets Focus - Class B
 ---------------------------------------------------------------------------------------------------------------------


+    10 year average annual return.


* Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


                                    * * * * *

     In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


     The financial statements of the Company and the Variable Account at December 31, 1997 and 1996 and for the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



     The consolidated statements of income, changes in shareholder's equity and cash flows of the Company for the year ended December 31, 1995, appearing in this Statement of Additional Information have been included elsewhere herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.




     The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

     Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to the Company a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including: daily updates on accumulation unit values, variable annuity participants and transactions, agent production and commissions; semimonthly commission statements; monthly summaries of agent production and daily transaction reports; semiannual statements for contract owners; and annual contract owner tax reports. CSC FSG receives approximately $7.80 per policy per year, plus certain other fees paid by the Company for the services provided.

PRINCIPAL UNDERWRITER


     Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by the Company, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1997, 1996 and 1995 were $105,479,741, $83,031,288 and $68,782,161, respectively. MSS did not retain any of these amounts during such periods.



                         CANCELLATION OF CERTIFICATE


     The Company may, at its option, cancel a certificate and an owner's participation under a contract at the end of any two consecutive certificate years in which no purchase payments by or on behalf of the owner have been made, if both (i) the total purchase payments made for the certificate, less any withdrawals, are less than $2,000; and (ii) the contract value for the owner at the end of such two year period is less than $2,000. The Company, as a matter of administrative practice, will attempt to notify a certificate owner prior to such cancellation in order to allow the certificate owner to make the necessary purchase payment to keep the certificate in force. The cancellation of certificate provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

                                 AUDITED FINANCIAL STATEMENTS

                                 THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                 NORTH AMERICA SEPARATE ACCOUNT A (FORMERLY
                                 NASL VARIABLE ACCOUNT OF NORTH AMERICAN
                                 SECURITY LIFE INSURANCE COMPANY)

                                 Years ended December 31, 1997 and 1996



                                 [Ernst & Young LLP logo]

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                          Audited Financial Statements

                     Years ended December 31, 1997 and 1996

                                    CONTENTS

Report of Independent Auditors...............................................1

Audited Financial Statements

Statement of Assets, Liabilities and Contract Owners' Equity.................2
Statements of Operations and Changes in Contract Owners' Equity..............4
Notes to Financial Statements...............................................14

[Ernst & Young LLP letterhead]


                         Report of Independent Auditors

To the Contract Owners of
The Manufacturers Life Insurance Company of
  North America Separate Account A

We have audited the accompanying statement of assets, liabilities and contract owners' equity of The Manufacturers Life Insurance Company of North America Separate Account A (formerly NASL Variable Account of North American Security Life Insurance Company) of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as the Company) as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 1997, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 5, 1998


                                                           /s/Ernst & Young LLP

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

          Statement of Assets, Liabilities and Contract Owners' Equity

                                December 31, 1997

ASSETS

  Investments at market value:
   Sub-accounts held by Manufacturers Investment Trust:
     Equity Portfolio--63,852,550 shares (cost $1,226,309,199)                                $1,372,829,825
     Investment Quality Bond Portfolio--13,172,996 shares (cost $152,308,853)                    159,788,447
     Growth and Income Portfolio--61,220,978 shares (cost  $1,023,496,669)                     1,462,569,154
     Blue Chip Growth Portfolio--42,179,990 shares (cost $535,338,598)                           632,699,851
     Money Market Portfolio--32,711,083 shares (cost $327,110,834)                               327,110,834
     Global Equity Portfolio--41,671,939 shares (cost $692,343,249)                              807,602,178
     Global Government Bond Portfolio--14,671,325 shares (cost $196,160,574)                     206,425,547
     U.S. Government Securities Portfolio--13,995,131 shares (cost $180,938,410)                 188,934,270
     Conservative Asset Allocation Portfolio--16,525,899 shares (cost $179,146,660)              194,675,088
     Moderate Asset Allocation Portfolio--44,462,440 shares (cost $500,921,267)                  575,788,595
     Aggressive Asset Allocation Portfolio--15,418,817 shares (cost $183,269,597)                221,414,211
     Equity-Income Portfolio--46,774,541 shares (cost $655,680,286)                              806,393,095
     Strategic Bond Portfolio--22,620,649 shares (cost $259,364,406)                             280,043,629
     International Growth and Income Portfolio--16,581,951  shares (cost $185,617,156)           182,567,276
     Growth Portfolio--7,673,790 shares (cost $117,489,927)                                      132,065,932
     Small/Mid Cap Portfolio--15,597,634 shares (cost $217,738,703)                              240,359,539
     International Small Cap Portfolio--7,398,907 shares (cost $100,970,214)                     101,365,028
     Pacific Rim Emerging Markets Portfolio--1,047,933 shares (cost $8,841,955)                    7,503,203
     Science & Technology Portfolio--4,071,018 shares (cost $58,726,895)                          55,447,263
     Emerging Growth Portfolio--1,669,277 shares (cost $39,034,773)                               40,279,646
     Pilgrim Baxter Growth Portfolio--3,697,543 shares (cost $44,793,715)                         46,219,286
     International Stock Portfolio--3,127,596 shares (cost $37,332,089)                           35,873,526
     Worldwide Growth Portfolio--1,416,448 shares (cost $19,706,862)                              19,886,937
     Quantitative Equity Portfolio--1,161,761 shares (cost $24,852,169)                           26,139,618
     Value Trust Portfolio--5,932,253 shares (cost $87,534,116)                                   87,797,338


            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

    Statement of Assets, Liabilities and Contract Owners' Equity (continued)

                                December 31, 1997

ASSETS (CONTINUED)

  Investments at market value (continued):
    Sub-accounts held by Manufacturers Investment Trust (continued):
     Real Estate Securities Portfolio--1,688,784 shares (cost $30,534,311)      $   33,893,892
     Balanced Portfolio--1,164,809 shares (cost $21,292,874)                        22,515,762
     High Yield Portfolio--4,230,327 shares (cost $57,350,809)                      57,363,230
     Capital Growth Bond Portfolio--267,837 shares (cost $3,062,525)                 3,173,865
     Lifestyle Aggressive 1000 Portfolio--2,972,210 shares (cost $38,709,245)       40,035,673
     Lifestyle Growth 820 Portfolio--13,013,534 shares (cost $172,999,142)         179,196,364
     Lifestyle Balanced 640 Portfolio--11,803,828 shares (cost $155,149,415)       160,059,913
     Lifestyle Moderate 460 Portfolio--3,356,871 shares (cost $43,638,222)          44,814,222
     Lifestyle Conservative 280 Portfolio--1,331,455 shares (cost $16,823,849)      17,322,235
     Small Company Value Portfolio--1,413,560 shares (cost $17,091,438)             16,877,903
    Sub-accounts held by Merrill Lynch Variable Series Funds, Inc.:
     Basic Value Focus Portfolio--21,965 shares (cost $349,271)                        347,919
     Developing Capital Markets Focus Portfolio--3,448 shares (cost $22,006)            31,788
     Special Value Focus Portfolio--8,936 shares (cost $252,639)                       247,898
                                                                                --------------

  Total assets                                                                  $8,787,659,980
                                                                                ==============

  LIABILITIES
  Due to The Manufacturers Life Insurance Company of North America              $      124,536
                                                                                --------------
  Total liabilities                                                                    124,536

  CONTRACT OWNERS' EQUITY

  Variable annuity contracts                                                     8,781,141,923
  Annuity reserves                                                                   6,393,521
                                                                                --------------

  Total contract owners' equity                                                  8,787,535,444
                                                                                --------------

  Total liabilities and contract owners' equiy                                  $8,787,659,980
                                                                                ==============

  See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                     Statements of Operations and Changes in
                             Contract Owners' Equity


                                                                                SUB-ACCOUNT
                                      ---------------------------------------------------------------------------------------------
                                                  EQUITY                     INVESTMENT QUALITY BOND         GROWTH AND INCOME
                                      ---------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                          1997              1996             1997              1996         1997           1996
                                      ---------------------------------------------------------------------------------------------
Income:
  Dividends                           $  239,269,167   $   98,211,395   $  9,576,201   $  8,112,676   $   73,308,031   $ 26,099,422

Expenses:
  Mortality and expense risk and
   administrative charges                 18,590,890       15,742,214      2,055,365      2,029,392       17,452,904     11,270,881
                                      ---------------------------------------------------------------------------------------------
Net investment income (loss)             220,678,277       82,469,181      7,520,836      6,083,284       55,855,127     14,828,541

Net realized gain (loss)                  71,678,786       70,538,266      1,351,339      1,866,806       58,828,368     26,208,114
Unrealized appreciation
 (depreciation) during the period        (85,271,449)      30,086,166      2,582,281     (6,225,133)     202,291,723    114,578,536
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations          207,085,614      183,093,613     11,454,456      1,724,957      316,975,218    155,615,191

Changes from principal
 transactions:
   Purchase payments                     118,050,368      176,179,265     22,380,599     26,033,539      195,949,225    156,149,545
   Transfers between sub-
    accounts and the Company            (119,918,534)      21,282,426     (4,673,249)    (7,603,590)      74,410,407     62,642,334
   Withdrawals                           (90,755,116)     (70,974,645)   (14,678,287)   (12,418,477)     (86,137,166)   (50,384,807)
   Annual contract fee                      (659,929)        (593,891)       (56,865)       (62,358)        (502,835)      (378,803)
                                      ---------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                            (93,283,211)     125,893,155      2,972,198      5,949,114      183,719,631    168,028,269
                                      ---------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                 113,802,403      308,986,768     14,426,654      7,674,071      500,694,849    323,643,460
Contract owners' equity at
 beginning of period                   1,259,027,422      950,040,654    145,361,793    137,687,722      961,874,305    638,230,845
                                      ---------------------------------------------------------------------------------------------

Contract owners' equity at end of
 period                               $1,372,829,825   $1,259,027,422   $159,788,447   $145,361,793   $1,462,569,154   $961,874,305
                                      =============================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                           SUB-ACCOUNT
                                     ----------------------------------------------------------------------------------------
                                           BLUE CHIP GROWTH                MONEY MARKET                  GLOBAL EQUITY
                                     ----------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31       YEAR ENDED DECEMBER 31
                                          1997           1996           1997           1996           1997          1996
                                     ----------------------------------------------------------------------------------------
Income:
  Dividends                          $ 71,469,602   $    856,382   $  17,013,261   $ 14,797,551   $ 68,544,055   $ 10,705,346

Expenses:
  Mortality and expense risk and
   administrative charges               7,222,500      4,643,767       4,845,927      4,282,556     10,725,251      9,354,676
                                     ----------------------------------------------------------------------------------------
Net investment income (loss)           64,247,102     (3,787,385)     12,167,334     10,514,995     57,818,804      1,350,670

Net realized gain (loss)               32,146,244     27,835,505         (42,506)             0     23,088,990     12,381,732
Unrealized appreciation
 (depreciation) during the period      13,739,445     44,603,170               0              0     49,786,950     53,342,983
                                     ----------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations       110,132,791     68,651,290      12,124,828     10,514,995    130,694,744     67,075,385

Changes from principal
 transactions:
   Purchase payments                  103,821,671     56,773,858     275,133,419    162,757,808     66,651,712     69,961,326
   Transfers between sub-
    accounts and the Company           52,434,431     28,258,477    (165,452,428)   (52,784,116)   (18,665,979)   (21,060,694)
   Withdrawals                        (30,741,388)   (18,836,850)    (90,042,016)   (72,134,469)   (55,723,933)   (48,301,849)
   Annual contract fee                   (209,155)      (167,159)       (103,157)      (142,787)      (383,153)      (393,841)
                                     ----------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                         125,305,559     66,028,326      19,535,818     37,696,436     (8,121,353)       204,942
                                     ----------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity              235,438,350    134,679,616      31,660,646     48,211,431    122,573,391     67,280,327
Contract owners' equity at
 beginning of period                  397,261,501    262,581,885     295,414,513    247,203,082    685,028,787    617,748,460
                                     ----------------------------------------------------------------------------------------

Contract owners' equity at end of
 period                              $632,699,851   $397,261,501   $ 327,075,159   $295,414,513   $807,602,178   $685,028,787
                                     ========================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                         SUB-ACCOUNT
                                     ----------------------------------------------------------------------------------------
                                        GLOBAL GOVERNMENT BOND     U.S. GOVERNMENT SECURITIES   CONSERVATIVE ASSET ALLOCATION
                                     ----------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31      YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                        1997            1996          1997           1996            1997           1996
                                     ----------------------------------------------------------------------------------------
Income:
  Dividends                          $ 19,326,548   $ 20,353,777   $ 11,671,420   $ 12,043,963   $ 17,400,745   $ 13,280,150

Expenses:
  Mortality and expense risk and
   administrative charges               3,118,976      3,326,805      2,556,850      2,858,553      2,741,328      3,018,397
                                     ----------------------------------------------------------------------------------------
Net investment income (loss)           16,207,572     17,026,972      9,114,570      9,185,410     14,659,417     10,261,753

Net realized gain (loss)                  439,716      2,366,669       (527,162)    (1,404,574)     3,400,777      5,557,130
Unrealized appreciation
 (depreciation) during the period     (14,053,773)     6,050,899      3,410,682     (4,741,349)        31,815     (4,550,061)
                                     ----------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations         2,593,515     25,444,540     11,998,090      3,039,487     18,092,009     11,268,822

Changes from principal
 transactions:
   Purchase payments                   14,851,627     24,992,816     35,382,893     49,371,308      8,346,286     15,327,057
   Transfers between sub-
    accounts and the Company          (31,446,736)   (19,896,239)   (25,230,072)   (49,747,858)    (3,474,315)   (17,748,883)
   Withdrawals                        (19,532,235)   (18,086,875)   (20,453,897)   (19,777,598)   (28,533,376)   (28,016,444)
   Annual contract fee                    (97,030)      (114,090)       (70,092)       (82,721)      (108,689)      (128,219)
                                     ----------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                         (36,224,374)   (13,104,388)   (10,371,168)   (20,236,869)   (23,770,094)   (30,566,489)
                                     ----------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity              (33,630,859)    12,340,152      1,626,922    (17,197,382)    (5,678,085)   (19,297,667)
Contract owners' equity at
 beginning of period                  240,056,406    227,716,254    187,307,348    204,504,730    200,353,173    219,650,840
                                     ----------------------------------------------------------------------------------------

Contract owners' equity at end of
 period                              $206,425,547   $240,056,406   $188,934,270   $187,307,348   $194,675,088   $200,353,173
                                     ========================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                              SUB-ACCOUNT
                                       --------------------------------------------------------------------------------------------
                                         MODERATE ASSET ALLOCATION     AGGRESSIVE ASSET ALLOCATION               EQUITY INCOME
                                       --------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                          1997              1996          1997              1996           1997           1996
                                       --------------------------------------------------------------------------------------------

Income:
  Dividends                            $ 58,267,634    $ 51,330,043    $ 20,896,965    $ 15,310,582    $ 78,618,574    $ 27,996,391

Expenses:
  Mortality and expense risk and
   administrative charges                 8,189,303       8,696,227       3,066,563       2,962,896       9,490,476       6,323,456
                                       --------------------------------------------------------------------------------------------
Net investment income (loss)             50,078,331      42,633,816      17,830,402      12,347,686      69,128,098      21,672,935

Net realized gain (loss)                 20,924,486      24,021,437       8,142,652       7,692,646      27,303,367      14,248,677
Unrealized appreciation
 (depreciation) during the period         6,583,533     (17,357,736)      8,717,054       2,609,570      66,190,180      38,129,341
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations          77,586,350      49,297,517      34,690,108      22,649,902     162,621,645      74,050,953

Changes from principal
 transactions:
   Purchase payments                     21,885,718      42,525,583      12,256,277      18,402,805     104,660,103      89,722,422
   Transfers between sub-
    accounts and the Company            (54,800,932)    (46,406,195)    (15,819,095)     (9,078,642)     45,522,432      35,937,790
   Withdrawals                          (67,053,011)    (79,658,173)    (21,820,832)    (23,728,286)    (39,782,767)    (24,729,054)
   Annual contract fee                     (376,642)       (437,374)       (174,213)       (187,171)       (264,381)       (204,474)
                                       --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                          (100,344,867)    (83,976,159)    (25,557,863)    (14,591,294)    110,135,387     100,726,684
                                       --------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                (22,758,517)    (34,678,642)      9,132,245       8,058,608     272,757,032     174,777,637
Contract owners' equity at
 beginning of period                    598,547,112     633,225,754     212,281,966     204,223,358     533,636,063     358,858,426
                                       --------------------------------------------------------------------------------------------

Contract owners' at end of
 period                                $575,788,595    $598,547,112    $221,414,211    $212,281,966    $806,393,095    $533,636,063
                                       ============================================================================================

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                              SUB-ACCOUNT
                                      --------------------------------------------------------------------------------------------
                                                                          INTERNATIONAL GROWTH
                                              STRATEGIC BOND                   AND INCOME                    GROWTH (1)
                                      --------------------------------------------------------------------------------------------
                                          YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31        PERIOD ENDED DECEMBER 31
                                          1997            1996             1997            1996           1997             1996
                                      --------------------------------------------------------------------------------------------
Income:
  Dividends                           $ 13,993,910    $  9,643,463    $ 10,918,983    $    190,489    $      2,064    $   341,211

Expenses:
  Mortality and expense risk and
   administrative charges                3,393,458       2,160,517       2,671,634       1,849,647       1,315,949        188,200
                                      --------------------------------------------------------------------------------------------
Net investment income (loss)            10,600,452       7,482,946       8,247,349      (1,659,158)     (1,313,885)       153,011

Net realized gain (loss)                 6,548,108       2,988,289       6,276,433       4,120,040       3,969,308        291,191
Unrealized appreciation
 (depreciation) during the period        4,322,181       8,247,559     (17,080,972)     12,154,473      13,523,093      1,052,912
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations         21,470,741      18,718,794      (2,557,190)     14,615,355      16,178,516      1,497,114

Changes from principal
 transactions:
   Purchase payments                    61,132,738      46,182,825      34,462,322      46,387,432      42,821,722     18,581,188
   Transfers between sub-
    accounts and the Company            16,015,847      30,347,502     (12,884,732)     36,418,911      22,684,133     34,906,152
   Withdrawals                         (15,800,829)     (9,790,056)    (10,478,961)     (6,777,863)     (3,950,420)      (620,165)
   Annual contract fee                     (74,181)        (58,212)        (76,258)        (52,870)        (28,627)        (3,681)
                                      --------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                           61,273,575      66,682,059      11,022,371      75,975,610      61,526,808     52,863,494
                                      --------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                82,744,316      85,400,853       8,465,181      90,590,965      77,705,324     54,360,608
Contract owners' equity at
 beginning of period                   197,299,313     111,898,460     174,102,095      83,511,130      54,360,608              0
                                      --------------------------------------------------------------------------------------------

Contract owners' equity at end of
 period                               $280,043,629    $197,299,313    $182,567,276    $174,102,095    $132,065,932    $54,360,608
                                      ============================================================================================

(1)  From commencement of operations July 15, 1996.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                      ---------------------------------------------------------------------------
                                                                                                     PACIFIC RIM
                                                                            INTERNATIONAL             EMERGING
                                          SMALL/MID CAP (2)                  SMALL CAP (2)           MARKETS(3)
                                      ---------------------------------------------------------------------------
                                                                                                     YEAR ENDED
                                        PERIOD ENDED DECEMBER 31        PERIOD ENDED DECEMBER 31     DECEMBER 31
                                         1997              1996           1997              1996         1997
                                      ---------------------------------------------------------------------------
Income:
  Dividends                           $          0    $          0    $     51,091    $   333,347    $    24,903

Expenses:
Mortality and expense risk and
 administrative charges                  2,776,348       1,004,534       1,495,775        599,718         63,490
                                      ---------------------------------------------------------------------------
Net investment income (loss)            (2,776,348)     (1,004,534)     (1,444,684)      (266,371)       (38,587)

Net realized gain (loss)                 5,544,039          78,950       3,758,747        544,789     (1,283,209)
Unrealized appreciation
 (depreciation) during the period       19,443,445       3,177,391      (3,090,673)     3,485,487     (1,338,752)
                                      ---------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations         22,211,136       2,251,807        (776,610)     3,763,905     (2,660,548)

Changes from principal
 transactions:
   Purchase payments                    53,732,677      62,148,022      25,874,645     30,573,571      5,401,201
   Transfers between sub-
    accounts and the Company            10,377,888     102,797,240      (9,494,657)    58,323,270      4,903,144
   Withdrawals                          (9,275,089)     (3,784,793)     (5,113,149)    (1,732,325)      (139,755)
   Annual contract fee                     (79,115)        (20,234)        (41,050)       (12,572)          (839)
                                      ---------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' capital from principal
 transactions                           54,756,361     161,140,235      11,225,789     87,151,944     10,163,751
                                      ---------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                76,967,497     163,392,042      10,449,179     90,915,849      7,503,203
Contract owners' equity at
 beginning of period                   163,392,042               0      90,915,849              0              0
                                      ---------------------------------------------------------------------------
Contract owners' equity at end of
 period                               $240,359,539    $163,392,042    $101,365,028    $90,915,849    $ 7,503,203
                                      ===========================================================================

(2)  From commencement of operations March 4, 1996.

(3) Denotes former Manulife Series Fund, Inc. which merged into Manufacturers Investment Trust on December 31, 1996.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                                  SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
                                        SCIENCE AND       EMERGING     PILGRIM BAXTER  INTERNATIONAL     WORLDWIDE     QUANTITATIVE
                                       TECHNOLOGY (4)     GROWTH(3)      GROWTH (4)      STOCK (3)        GROWTH(4)     EQUITY (3)
                                       ---------------------------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31, 1997
                                       ---------------------------------------------------------------------------------------------
Income:
  Dividends                             $   873,736     $         0     $         0     $   502,025     $   171,241     $         0

Expenses:
  Mortality and expense risk and
   administrative charges                   397,473         244,267         378,926         273,695         135,977         137,434
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss)                476,263        (244,267)       (378,926)        228,330          35,264        (137,434)

Net realized gain (loss)                    862,369       1,689,252          (4,272)        215,723         227,718         358,162
Unrealized appreciation
 (depreciation) during the period        (3,279,632)      1,244,873       1,425,571      (1,458,563)        180,075       1,287,449
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations          (1,941,000)      2,689,858       1,042,373      (1,014,510)        443,057       1,508,177

Changes from principal transactions:
Purchase payments                        28,700,891      16,793,570      24,174,018      19,620,377      11,388,148      11,381,942
Transfers between sub-accounts
 and the Company                         29,505,144      21,563,046      21,686,668      17,915,598       8,324,039      13,657,744
Withdrawals                                (811,869)       (763,760)       (678,547)       (646,006)       (267,075)       (405,906)
Annual contract fee                          (5,903)         (3,068)         (5,226)         (1,933)         (1,232)         (2,339)
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                            57,388,263      37,589,788      45,176,913      36,888,036      19,443,880      24,631,441
                                       ---------------------------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                 55,447,263      40,279,646      46,219,286      35,873,526      19,886,937      26,139,618
Contract owners' equity at
 beginning of period                              0               0               0               0               0               0
                                       ---------------------------------------------------------------------------------------------
Contract owners' equity at end of
 period                                 $55,447,263     $40,279,646     $46,219,286     $35,873,526     $19,886,937     $26,139,618
                                       =============================================================================================

(3) Denotes former Manulife Series Fund, Inc. which merged into Manufacturers Investment Trust on December 31, 1996.

(4)  From commencement of operations January 1, 1997.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                              SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
                                                                                                                        LIFESTYLE
                                          VALUE        REAL ESTATE                        HIGH        CAPITAL GROWTH   AGGRESSIVE
                                        TRUST (4)     SECURITIES (3)   BALANCED (3)     YIELD (4)         BOND (3)      1000 (4)
                                       ---------------------------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31, 1997
                                       ---------------------------------------------------------------------------------------------
Income:
  Dividends                            $ 2,689,347     $         0     $         0     $ 2,135,102     $        0      $   237,194

Expenses:
  Mortality and expense risk and
   administrative charges                  486,817         228,065         150,866         331,892         23,398          269,924
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss)             2,202,530        (228,065)       (150,866)      1,803,210        (23,398)         (32,730)

Net realized gain (loss)                   541,216         295,630         256,879         490,122         64,894          351,951
Unrealized appreciation
 (depreciation) during the period          263,222       3,359,581       1,222,888          12,421        111,340        1,326,428
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations          3,006,968       3,427,146       1,328,901       2,305,753        152,836        1,645,649

Changes from principal
 transactions:
   Purchase payments                    48,382,252      13,091,725      15,888,339      34,480,584      2,378,537       27,666,649
   Transfers between sub-
    accounts and the Company            37,456,120      18,128,028       5,629,987      21,582,628        677,347       11,510,544
   Withdrawals                          (1,043,743)       (749,394)       (330,644)     (1,003,593)       (34,729)        (788,594)
   Annual contract fee                      (4,259)         (3,613)           (821)         (2,142)          (126)          (3,037)
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                           84,790,370      30,466,746      21,186,861      55,057,477      3,021,029       38,385,562
                                       ---------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                87,797,338      33,893,892      22,515,762      57,363,230      3,173,865       40,031,211
Contract owners' equity at
 beginning of period                             0               0               0               0              0                0
                                       ---------------------------------------------------------------------------------------------

Contract owners' equity at end of
 period                                $87,797,338     $33,893,892     $22,515,762     $57,363,230     $3,173,865      $40,031,211
                                       =============================================================================================

(3) Denotes former Manulife Series Fund, Inc. which merged into Manufacturers Investment Trust on December 31, 1996.

(4)  From commencement of operations January 1, 1997.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)


                                                                                   SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
                                                           LIFESTYLE      LIFESTYLE        LIFESTYLE         SMALL
                                         LIFESTYLE         BALANCED        MODERATE      CONSERVATIVE       COMPANY     BASIC VALUE
                                       GROWTH 820(4)         640(4)         460(4)           280(4)         VALUE(5)      FOCUS(6)
                                       ---------------------------------------------------------------------------------------------
                                                                                                              PERIOD ENDED
                                                          YEAR ENDED DECEMBER 31, 1997                       DECEMBER 31, 1997
                                       ---------------------------------------------------------------------------------------------
Income:
  Dividends                             $  1,919,754     $  2,096,508     $   683,968     $   259,709     $         0     $      0

Expenses:
  Mortality and expense risk and
   administrative charges                  1,182,975          969,100         270,936         100,989          35,127          324
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss)                 736,779        1,127,408         413,032         158,720         (35,127)        (324)

Net realized gain (loss)                     701,940          405,934         188,826           1,381            (220)       4,325
Unrealized appreciation
 (depreciation) during the period          6,197,222        4,910,498       1,176,000         498,386        (213,535)      (1,352)
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations            7,635,941        6,443,840       1,777,858         658,487        (248,882)       2,649

Changes from principal transactions:
  Purchase payments                      124,787,100      109,585,494      34,707,149      13,240,905       4,592,023      306,338
  Transfers between sub-
   accounts and the Company               49,397,612       47,685,861       8,719,380       3,508,965      12,576,387       38,957
  Withdrawals                             (2,638,434)      (3,689,366)       (402,607)        (94,919)        (41,086)         (25)
  Annual contract fee                         (8,534)          (4,843)         (1,185)           (369)           (539)           0
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                            171,537,744      153,577,146      43,022,737      16,654,582      17,126,785      345,270
                                       ---------------------------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                 179,173,685      160,020,986      44,800,595      17,313,069      16,877,903      347,919
Contract owners' equity at
 beginning of period                               0                0               0               0               0            0
                                       ---------------------------------------------------------------------------------------------

Contract owners' equity at end of
 period                                 $179,173,685     $160,020,986     $44,800,595     $17,313,069     $16,877,903     $347,919
                                       =============================================================================================

(4)  From commencement of operations January 1, 1997.

(5)  From commencement of operations October 1, 1997.

(6)  From commencement of operations October 13, 1997.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                Statements of Operations and Changes in Contract
                           Owners' Equity (continued)

                                                 SUB-ACCOUNT
                                      -----------------------------------
                                         DEVELOPING         SPECIAL
                                       CAPITAL MARKETS       VALUE
                                          FOCUS (6)        FOCUS (6)            PERIOD ENDED          PERIOD ENDED
                                      -----------------------------------        DECEMBER 31          DECEMBER 31
                                        PERIOD ENDED DECEMBER 31, 1997               1997                 1996
                                      -----------------------------------------------------------------------------
Income:
  Dividends                               $     0           $      0           $  721,921,738       $  309,606,188

Expenses:
  Mortality and expense risk and
   administrative charges                      54                315              107,391,541           80,312,436
                                      -----------------------------------------------------------------------------
Net investment income (loss)                  (54)              (315)             614,530,197          229,293,752

Net realized gain (loss)                   (9,818)              (891)             278,189,604          199,335,667
Unrealized appreciation
 (depreciation) during the period           9,782             (4,741)             288,054,676          284,644,208
                                      -----------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from operations               (90)            (5,947)           1,180,774,477          713,273,627

Changes from principal transactions:
  Purchase payments                        12,381            199,113            1,744,172,738        1,092,070,370
  Transfers between sub-accounts
   and the Company                         19,497             54,768               94,125,873          186,587,885
  Withdrawals                                   0                (36)            (624,402,560)        (489,752,729)
  Annual contract fee                           0                  0               (3,355,380)          (3,040,457)
                                      -----------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity from principal
 transactions                              31,878            253,845            1,210,540,671          785,865,069
                                      -----------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                            31,788            247,898            2,391,315,148        1,499,138,696
Contract owners' equity at beginning
 of period                                      0                  0            6,396,220,296        4,897,081,600
                                      -----------------------------------------------------------------------------

Contract owners' equity at end of
 period                                   $31,788           $247,898           $8,787,535,444       $6,396,220,296
                                      =============================================================================

(6)  From commencement of operations October 13, 1997.

See accompanying notes.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                          Notes to Financial Statements

                                December 31, 1997


1. ORGANIZATION

The Manufacturers Life Insurance Company of North America Separate Account A (formerly NASL Variable Account of North American Security Life Insurance Company and hereinafter referred to as the "Account") is a separate account established by The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as the "Company"). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in thirty-five subaccounts of Manufacturers Investment Trust (formerly NASL Series Trust and hereinafter referred to as the "Trust") and three subaccounts of Merrill Lynch Variable Series Funds, Inc. The Account is a funding vehicle for variable annuity contracts (the "Contracts") issued by the Company. The Account includes sixteen contracts, distinguished principally by the level of expenses and surrender charges. These sixteen contracts are as follows: Venture Variable Annuity 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26,
and 27 ("VEN 1, 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26 and 27"), Venture
Vantage Annuity ("VTG20") and Venture Vision Variable Annuity 5 and 25 ("VIS 5 and 25"). The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (formerly NAWL Holding Company, Inc. and hereinafter referred to as MWL. MWL holds all the outstanding shares of the Company and Wood Logan Associates, Inc. ("Wood Logan"). The Manufacturers Life Insurance Company ("MLI") owns all Class A shares of MWL, representing 85% of the voting shares of MWL. Certain employees of Wood Logan own all Class B shares, which represent the remaining 15% voting interest in MWL. Prior to January 1, 1996, the Company was a wholly-owned subsidiary of North American Life Assurance Company (NAL), a Canadian mutual life insurance company. NAL merged with The Manufacturers Life Insurance Company of Canada effective January 1, 1996. The surviving company is conducting business under the name "The Manufacturers Life Insurance Company."

Effective after the close of business on December 31, 1996, the portfolios of the Manulife Series Funds, Inc. (a series trust of MLI) were merged with the Trust. As a result of this merger, seven additional portfolios became available as investment options to the contract owners of the Account and include the Emerging Growth, Quantitative Equity, Balanced, Real Estate Securities, Capital Growth, Pacific Rim Emerging Markets and International Stock portfolios. Also effective after the close of business on December 31, 1996, ten new portfolios became available as investment options to contract owners of the Account and include the five Lifestyle portfolios and the Pilgrim Baxter Growth, Science and Technology, Worldwide Growth, Value Trust and High Yield portfolios.

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                    Notes to Financial Statements (continued)

1. ORGANIZATION (CONTINUED)

On March 4, 1996, two new sub-accounts, Small/Mid Cap and International Small Cap, commenced operations. On July 15, 1996, the Growth sub-account commenced operations.

On October 1, 1997, the new sub-account, Small Company Value, commenced operations.

On October 13, 1997, an agreement was entered into with Merrill Lynch Variable Series Funds, Inc. For contracts purchased through Merrill Lynch brokers, contract owners of the Account have an additional three portfolios available as investment options - Basic Value Focus, Developing Capital Markets Focus and Special Value Focus portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company act of 1940.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

3. AFFILIATED COMPANY TRANSACTIONS

Administrative services necessary for the operation of the Account are performed by the Company. The Company had an underwriting agreement with its wholly-owned subsidiary, NASL Financial Services, Inc. (NASL Financial). NASL Financial had an agreement with Wood Logan to promote the sale of annuity contracts. On October 1, 1997, NASL Financial ceased operations, and certain assets and liabilities of NASL Financial were contributed to form a new company, Manufacturers Securities Services LLC (MSS), for a 99.9% ownership interest. MSS has an Administrative Services Agreement with Wood Logan for marketing services for the sale of annuity contracts. Certain officers of the Account are officers and directors of the Company or the Trust.

4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be charged by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account are made daily for administrative fees and for the assumption of mortality and expense risk charges as follows:

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                    Notes to Financial Statements (continued)


4. CONTRACT CHARGES (CONTINUED)

(i) Prior Contract Series (VEN 1): deductions from each sub-account are made daily for the assumption of mortality and expense risks equal to an effective annual rate of 1.30% of the contract value.

(ii)  Current Contract Series (VEN 3, 7, 8, 17, 18, 20, 21, 22, 23, 25, 26, 27):
      deductions from each sub-account are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

(iii) Current Contract Series (VIS 5, 25): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

(iv) Current Contract Series (VTG20): deductions from each sub-account are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.15% of the contract value, respectively.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1997.

                                                PURCHASES           SALES
                                              ---------------------------------
Equity Portfolio                              $449,202,294       $321,807,228
Investment Quality Bond Portfolio               49,272,622         38,779,588
Growth and Income Portfolio                    379,492,654        139,917,896
Blue Chip Growth Portfolio                     298,317,291        108,764,630
Money Market Portfolio                         795,820,890        764,082,063
Global Equity Portfolio                        204,958,969        155,261,518
Global Government Bond Portfolio                38,578,382         58,595,184
U.S. Government Securities Portfolio            65,438,331         66,694,929
Conservative Asset Allocation Portfolio         37,702,546         46,813,223
Moderate Asset Allocation Portfolio             84,965,671        135,232,207
Aggressive Asset Allocation Portfolio           36,312,046         44,039,507

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                    Notes to Financial Statements (continued)


5.  PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


                                                 PURCHASES           SALES
                                            -----------------------------------
Equity-Income Portfolio                     $  288,480,254     $  109,216,769
Strategic Bond Portfolio                       132,920,562         61,046,535
International Growth and Income Portfolio      147,588,167        128,318,447
Growth Portfolio                                83,175,407         22,962,484
Small/Mid Cap Portfolio                        121,008,745         69,028,732
International Small Cap Portfolio               71,987,096         62,205,991
Pacific Rim Emerging Markets Portfolio          28,011,997         17,886,833
Science & Technology Portfolio                  73,156,395         15,291,869
Emerging Growth Portfolio                       50,731,879         13,386,358
Pilgrim Baxter Growth Portfolio                 54,848,110         10,050,123
International Stock Portfolio                   52,847,329         15,730,963
Worldwide Growth Portfolio                      22,055,328          2,576,184
Quantitative Equity Portfolio                   27,071,421          2,577,414
Value Trust Portfolio                           91,870,067          4,877,167
Real Estate Securities Portfolio                34,829,758          4,591,077
Balanced Portfolio                              23,811,682          2,775,687
High Yield Portfolio                            68,253,996         11,393,309
Capital Growth Bond Portfolio                    4,234,266          1,236,635
Lifestyle Aggressive 1000 Portfolio             41,927,479          3,570,185
Lifestyle Growth 820 Portfolio                 181,721,290          9,424,088
Lifestyle Balanced 640 Portfolio               162,803,970          8,060,489
Lifestyle Moderate 460 Portfolio                47,934,901          4,485,505
Lifestyle Conservative 280 Portfolio            17,743,718            921,250
Small Company Value Portfolio                   17,569,925            478,267
Basic Value Focus Portfolio                        384,345             39,399
Developing Capital Markets Focus Portfolio          51,326             19,502
Special Value Focus Portfolio                      301,503             47,973
                                            --------------     --------------
Total                                       $4,287,382,612     $2,462,187,208
                                            ==============     ==============

                                                                              18

            The Manufacturers Life Insurance Company of North America
  Separate Account A (formerly NASL Variable Account of North American Security
                            Life Insurance Company)

                    Notes to Financial Statements (continued)

6. UNIT VALUES

A summary of the accumulation unit values at December 31, 1996 and 1997 and the accumulation units and dollar value outstanding, exclusive of annuity reserves and net of the liability due to the general account, at December 31, 1997 are as follows:

                                                      1996                           1997
                                                   ----------      ----------------------------------------------
                                                      Unit            Unit
                                                      Value           Value          Units             Dollars
                                                   ----------      ----------      ----------      --------------
Equity sub-account
    VEN 1 Contracts .........................      $40.513296      $47.690851          17,423      $      830,907
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       24.664354       29.002593      44,219,209       1,282,471,729
    VIS 5 and 25 Contracts ..................       18.199588       21.347335       3,960,188          84,539,470
    VTG20  Contracts ........................           ----        12.479231         339,520           4,236,953
                                                                                   ----------      --------------
                                                                                   48,536,340       1,372,079,059


Investment Quality Bond sub-account
    VEN 1 Contracts .........................       19.560775       21.192677          10,088             213,802
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       16.943257       18.336912       7,868,259         144,279,565
    VIS 5 and 25 Contracts ..................       11.519237       12.435620       1,142,667          14,209,770
    VTG20  Contracts ........................           ----        12.932971          75,628             978,093
                                                                                   ----------      --------------
                                                                                    9,096,642         159,681,230

Growth & Income sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       20.178770       26.431239      50,837,494       1,343,697,947
    VIS 5 and 25 Contracts ..................       16.024067       20.936844       5,131,418         107,435,704
    VTG20  Contracts ........................           ----        12.692204         778,392           9,879,504
                                                                                   ----------      --------------
                                                                                   56,747,304       1,461,013,155

Blue Chip Growth sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       13.688523       17.134232      33,333,432         571,142,764
    VIS 5 and 25 Contracts ..................       14.303631       17.859518       3,148,195          56,225,242
    VTG20  Contracts ........................           ----        12.831858         373,368           4,791,002
                                                                                   ----------      --------------
                                                                                   36,854,995         632,159,008

Money Market sub-account
    VEN 1 Contracts .........................       16.050779       16.660935           5,228              87,107
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       14.699636       15.241915      18,897,298         288,031,007
    VIS 5 and 25 Contracts ..................       11.048244       11.427217       2,911,149          33,266,336
    VTG20  Contracts ........................           ----        12.682927         431,879           5,477,486
                                                                                   ----------      --------------
                                                                                   22,245,554         326,861,936


Global Equity sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       18.276450       21.770913      34,208,874         744,758,415
    VIS 5 and 25 Contracts ..................       14.257610       16.941296       3,546,765          60,086,800
    VTG20  Contracts ........................           ----        12.616506         195,153           2,462,154
                                                                                   ----------      --------------
                                                                                   37,950,792         807,307,369

Global Government Bond sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       19.803954       20.104158       9,420,432         189,389,859
    VIS 5 and 25 Contracts ..................       13.821405       13.995892       1,168,936          16,360,297
    VTG20  Contracts ........................           ----        12.850434          45,991             591,001
                                                                                   ----------      --------------
                                                                                   10,635,359         206,341,157

            The Manufacturers Life Insurance Company of North America
  Separate Account A (formerly NASL Variable Account of North American Security
                            Life Insurance Company)

                    Notes to Financial Statements (continued)

6. UNIT VALUES (CONTINUED)

                                                      1996                           1997
                                                   ----------      ----------------------------------------------
                                                      Unit            Unit
                                                      Value           Value          Units             Dollars
                                                   ----------      ----------      ----------      --------------

U.S. Government Securities sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...      $16.393307      $17.535478       9,854,546      $  172,804,182
    VIS 5 and 25 Contracts ..................       11.522857       12.294922       1,254,810          15,427,795
    VTG20  Contracts ........................           ----        12.898929          49,384             637,005
                                                                                   ----------      --------------
                                                                                   11,158,740         188,868,982

Conservative Asset Allocation sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       15.113142       16.607511      10,999,682         182,677,337
    VIS 5 and 25 Contracts ..................       12.287873       13.469181         858,012          11,556,715
    VTG20  Contracts ........................           ----        12.768031          25,278             322,753
                                                                                   ----------      --------------
                                                                                   11,882,972         194,556,805

Moderate Asset  Allocation sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       15.995076       18.276161      30,154,877         551,115,384
    VIS 5 and 25 Contracts ..................       13.039212       14.861563       1,581,816          23,508,258
    VTG20  Contracts ........................           ----        12.705736          59,162             751,701
                                                                                   ----------      --------------
                                                                                   31,795,855         575,375,343

Aggressive Asset  Allocation sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       16.701647       19.614359      10,871,862         213,244,607
    VIS 5 and 25 Contracts ..................       13.829135       16.200363         478,710           7,755,280
    VTG20  Contracts ........................           ----        12.605559          19,304             243,338
                                                                                   ----------      --------------
                                                                                   11,369,876         221,243,225

Equity-Income sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       16.011513       20.479412      35,445,383         725,900,602
    VIS 5 and 25 Contracts ..................       15.172018       19.357272       3,827,398          74,087,987
    VTG20  Contracts ........................           ----        13.251413         411,415           5,451,826
                                                                                   ----------      --------------
                                                                                   39,684,196         805,440,415

Strategic Bond sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       13.250563       14.500997      17,151,152         248,708,804
    VIS 5 and 25 Contracts ..................       13.093621       14.293477       1,991,028          28,458,707
    VTG20  Contracts ........................           ----        12.793187         201,747           2,580,991
                                                                                   ----------      --------------
                                                                                   19,343,927         279,748,502

International Growth and Income sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       11.718276       11.545714      14,390,739         166,151,357
    VIS 5 and 25 Contracts ..................       11.660474       11.460078       1,330,330          15,245,686
    VTG20  Contracts ........................           ----        11.688584          97,919           1,144,538
                                                                                   ----------      --------------
                                                                                   15,818,988         182,541,581

Growth sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       13.727312       16.968111       6,958,938         118,080,031
    VIS 5 and 25 Contracts ..................       13.711434       16.906185         668,629          11,303,968
    VTG20  Contracts ........................           ----        12.257373         208,997           2,561,751
                                                                                   ----------      --------------
                                                                                    7,836,564         131,945,750

            The Manufacturers Life Insurance Company of North America
  Separate Account A (formerly NASL Variable Account of North American Security
                            Life Insurance Company)

                    Notes to Financial Statements (continued)

6. UNIT VALUES (CONTINUED)

                                                      1996                           1997
                                                   ----------      ----------------------------------------------
                                                      Unit            Unit
                                                      Value           Value          Units             Dollars
                                                   ----------      ----------      ----------      --------------

Small Mid Cap sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...      $13.215952      $15.020670      14,331,913      $  215,274,929
    VIS 5 and 25 Contracts ..................       13.188627       14.952186       1,508,574          22,556,474
    VTG20  Contracts ........................           ----        12.153015         185,064           2,249,091
                                                                                   ----------      --------------
                                                                                   16,025,551         240,080,494

International Small Cap sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...       13.493094       13.410016       6,852,959          91,898,287
    VIS 5 and 25 Contracts ..................       13.465203       13.348864         644,263           8,600,183
    VTG20  Contracts ........................           ----        11.841960          71,206             843,221
                                                                                   ----------      --------------
                                                                                    7,568,428         101,341,691

Pacific Rim Emerging Markets sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----         8.180904         766,698           6,272,279
    VIS 5 and 25 Contracts ..................           ----         8.160547         127,115           1,037,331
    VTG20  Contracts ........................           ----         7.956465          24,331             193,591
                                                                                   ----------      --------------
                                                                                      918,144           7,503,201

Science & Technology sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        13.647195       3,443,786          46,998,015
    VIS 5 and 25 Contracts ..................           ----        13.613317         490,997           6,684,102
    VTG20  Contracts ........................           ----        10.983380         156,836           1,722,585
                                                                                   ----------      --------------
                                                                                    4,091,619          55,404,702

Emerging Growth sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        14.574077       2,419,354          35,259,854
    VIS 5 and 25 Contracts ..................           ----        14.537900         264,416           3,844,046
    VTG20  Contracts ........................           ----        13.088401          88,229           1,154,771
                                                                                   ----------      --------------
                                                                                    2,771,999          40,258,671

Pilgrim Baxter sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        12.327066       3,324,086          40,976,226
    VIS 5 and 25 Contracts ..................           ----        12.296448         360,639           4,434,582
    VTG20  Contracts ........................           ----        11.595531          66,641             772,740
                                                                                   ----------      --------------
                                                                                    3,751,366          46,183,548

International Stock sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        12.652231       2,372,334          30,015,312
    VIS 5 and 25 Contracts ..................           ----        12.620816         393,300           4,963,762
    VTG20  Contracts ........................           ----        11.346605          78,203             887,334
                                                                                   ----------      --------------
                                                                                    2,843,837          35,866,408

Worldwide Growth sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        13.965674       1,142,980          15,962,485
    VIS 5 and 25 Contracts ..................           ----        13.931008         222,572           3,100,649
    VTG20  Contracts ........................           ----        12.232350          67,346             823,803
                                                                                   ----------      --------------
                                                                                    1,432,898          19,886,937

            The Manufacturers Life Insurance Company of North America
  Separate Account A (formerly NASL Variable Account of North American Security
                            Life Insurance Company)

                    Notes to Financial Statements (continued)

6. UNIT VALUES (CONTINUED)

                                                      1996                           1997
                                                   ----------      ----------------------------------------------
                                                      Unit            Unit
                                                      Value           Value          Units             Dollars
                                                   ----------      ----------      ----------      --------------

Quantitative Equity sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----       $16.107191       1,341,062      $   21,600,735
    VIS 5 and 25 Contracts ..................           ----        16.067235         229,808           3,692,381
    VTG20  Contracts ........................           ----        12.572103          66,662             838,084
                                                                                   ----------      --------------
                                                                                    1,637,532          26,131,200

Value Trust sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        15.057118       4,862,565          73,216,214
    VIS 5 and 25 Contracts ..................           ----        15.019763         721,825          10,841,639
    VTG20  Contracts ........................           ----        12.435876         298,713           3,714,754
                                                                                   ----------      --------------
                                                                                    5,883,103          87,772,607

Real Estate Securities sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        14.949140       1,879,558          28,097,782
    VIS 5 and 25 Contracts ..................           ----        14.912035         331,060           4,936,774
    VTG20  Contracts ........................           ----        13.563334          59,873             812,072
                                                                                   ----------      --------------
                                                                                    2,270,491          33,846,628

Balanced sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        14.609853       1,150,500          16,808,634
    VIS 5 and 25 Contracts ..................           ----        14.573591         253,068           3,688,105
    VTG20  Contracts ........................           ----        12.798613         155,470           1,989,795
                                                                                   ----------      --------------
                                                                                    1,559,038          22,486,534

High Yield sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        13.890491       3,237,837          44,975,140
    VIS 5 and 25 Contracts ..................           ----        13.856003         691,323           9,578,980
    VTG20  Contracts ........................           ----        12.864277         205,433           2,642,745
                                                                                   ----------      --------------
                                                                                    4,134,593          57,196,865

Capital Growth Bond sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        13.475788         168,343           2,268,551
    VIS 5 and 25 Contracts ..................           ----        13.442339          56,385             757,952
    VTG20  Contracts ........................           ----        12.877605          11,443             147,362
                                                                                   ----------      --------------
                                                                                      236,171           3,173,865

Lifestyle Aggressive 1000 sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        13.669625       2,657,206          36,323,011
    VIS 5 and 25 Contracts ..................           ----        13.635694         223,085           3,041,912
    VTG20  Contracts ........................           ----        12.184094          54,685             666,288
                                                                                   ----------      --------------
                                                                                    2,934,976          40,031,211

Lifestyle Growth 820 sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        14.033299      10,572,489         148,366,894
    VIS 5 and 25 Contracts ..................           ----        13.998474       1,559,402          21,829,243
    VTG20  Contracts ........................           ----        12.418021         722,945           8,977,548
                                                                                   ----------      --------------
                                                                                   12,854,836         179,173,685

            The Manufacturers Life Insurance Company of North America
  Separate Account A (formerly NASL Variable Account of North American Security
                            Life Insurance Company)

                    Notes to Financial Statements (continued)

6. UNIT VALUES (CONTINUED)

                                                      1996                           1997
                                                   ----------      ----------------------------------------------
                                                      Unit            Unit
                                                      Value           Value          Units             Dollars
                                                   ----------      ----------      ----------      --------------



Lifestyle Balanced 640 sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----       $14.066417       8,975,654      $  126,255,291
    VIS 5 and 25 Contracts ..................           ----        14.031517       1,674,008          23,488,875
    VTG20  Contracts ........................           ----        12.545543         819,161          10,276,820
                                                                                   ----------      --------------
                                                                                   11,468,823         160,020,986

Lifestyle Moderate 460 sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        14.016704       2,470,272          34,625,073
    VIS 5 and 25 Contracts ..................           ----        13.981923         630,145           8,810,638
    VTG20  Contracts ........................           ----        12.686656         107,584           1,364,884
                                                                                   ----------      --------------
                                                                                    3,208,001          44,800,595

Lifestyle Conservative 280 sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        13.825120         989,260          13,676,642
    VIS 5 and 25 Contracts ..................           ----        13.790807         219,293           3,024,234
    VTG20  Contracts ........................           ----        12.839861          47,679             612,193
                                                                                   ----------      --------------
                                                                                    1,256,232          17,313,069

Small Company Value sub-account
    VEN 3,7,8,17,18,20,21,22,23 Contracts ...           ----        11.898363       1,187,619          14,130,723
    VIS 5 and 25 Contracts ..................           ----        11.890948         186,253           2,214,728
    VTG20  Contracts ........................           ----        11.893914          44,767             532,453
                                                                                   ----------      --------------
                                                                                    1,418,639          16,877,904

Basic Value Focus sub-account
    Ven 25  Contracts .......................           ----        15.792005          14,894             235,199
    Ven 26  Contracts .......................           ----        15.792005           6,541             103,302
    Ven 27  Contracts .......................           ----        15.792005             596               9,418
                                                                                   ----------      --------------
                                                                                       22,031             347,919

Developing Capital Market Focus sub-account
    Ven 25  Contracts .......................           ----         9.191866           2,695              24,769
    Ven 26  Contracts .......................           ----         9.191866             764               7,019
    Ven 27  Contracts .......................           ----         9.191866               0                   0
                                                                                   ----------      --------------
                                                                                        3,459              31,788

Special Value Focus sub-account
    Ven 25  Contracts .......................           ----        27.655848           3,108              85,953
    Ven 26  Contracts .......................           ----        27.655848           5,349             147,940
    Ven 27  Contracts .......................           ----        27.655848             506              14,005
                                                                                   ----------      --------------
                                                                                        8,963             247,898
                                                                                                   --------------

                                                                                   Total:          $8,781,141,923
                                                                                                   ==============

            The Manufacturers Life Insurance Company of North America
      Separate Account A (formerly NASL Variable Account of North American
                        Security Life Insurance Company)

                    Notes to Financial Statements (continued)


7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8. YEAR 2000 ISSUES (UNAUDITED)

Like other investment funds, financial and business organizations and individuals, the Account would be adversely affected if the computer systems used by the Company and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Company is completing an assessment of the year 2000 impact on its systems and business processes. Management believes that the Company will complete its Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes.

The date on which the Company believes it will complete the Year 2000 project is based on management's best estimates, which were derived utilizing numerous assumptions of future events. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.

                                        AUDITED CONSOLIDATED
                                        FINANCIAL STATEMENTS



                                        THE MANUFACTURERS LIFE
                                        INSURANCE COMPANY OF NORTH
                                        AMERICA (FORMERLY NORTH
                                        AMERICAN SECURITY LIFE
                                        INSURANCE COMPANY)



                                        Years ended December 31, 1997, 1996
                                        and 1995

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

                    Audited Consolidated Financial Statements


                  Years ended December 31, 1997, 1996 and 1995




                                    CONTENTS

Report of Independent Auditors............................................... 1

Audited Consolidated Financial Statements

Consolidated Balance Sheets.................................................. 3
Consolidated Statements of Income............................................ 4
Consolidated Statements of Changes in Shareholder's Equity................... 5
Consolidated Statements of Cash Flows........................................ 6
Notes to Consolidated Financial Statements................................... 7

'
                         Report of Independent Auditors


The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of North America


We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company of North America at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for the years then ended in conformity with generally accepted accounting principles.



/s/ Ernst & Young LLP
---------------------

Boston, Massachusetts
February  26, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS


The Board of Directors and
Shareholder of The Manufacturers Life Insurance
Company of North America:

We have audited the accompanying statements of income, changes in stockholder's equity and cash flows of The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company) for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of The Manufacturers Life Insurance Company of North America for the year ended December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, the Company adopted Financial Accounting Standards Board Interpretation No. 40 (FIN 40) and Statement of Financial Accounting Standards No. 120 (SFAS 120), which required implementation of several accounting pronouncements not previously adopted.
The effects of adopting FIN 40 and SFAS 120 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.



/s/ Coopers & Lybrand L.L.P.
----------------------------

Boston, Massachusetts
May 29, 1997, except for Note 14,
as to which the date is February 26, 1998

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

                           Consolidated Balance Sheets


                                                                                      DECEMBER 31
                                                                               1997                 1996
                                                                        --------------------------------------
ASSETS
Investments:
   Fixed maturities available-for-sale, at fair value                   $   143,307,365         $   97,431,343
   Marketable equity securities available-for-sale,
     at fair value                                                                                       1,177
   Short-term investments                                                    14,991,793              4,294,370
   Foreclosed real estate                                                            --              2,268,120
   Policy loans                                                               3,275,654                637,096
                                                                        --------------------------------------
                                                                            161,574,812            104,632,106

Cash and cash equivalents                                                     7,338,690             12,073,302
Accrued investment income                                                     2,640,707              1,806,106
Deferred policy acquisition costs                                           364,983,732            290,610,274
Receivable from affiliates                                                    4,605,036
Other assets                                                                  9,625,844              8,229,825
Due from reinsurers                                                         553,833,869            573,418,610
Separate account assets                                                   9,529,160,219          6,820,599,385
                                                                        --------------------------------------

Total assets                                                            $10,633,762,909         $7,811,369,608
                                                                        ======================================



LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Policyholder funds                                                   $    92,750,188         $   82,619,372
   Payable to affiliates                                                                             1,462,021
   Amounts on deposit from reinsurer                                          3,000,000              6,000,000
   Amount payable to reinsurers                                             571,881,943            593,909,628
   Notes payable to affiliates                                              183,955,075            158,200,680
   Deferred tax liability                                                    16,428,278                288,800
   Other liabilities                                                         27,861,648             21,219,254
   Separate account liabilities                                           9,529,160,219          6,820,599,385
                                                                        --------------------------------------
Total liabilities                                                        10,425,037,351          7,684,299,140

Shareholder's equity:
   Common stock (par value $1,000 per share--authorized, 3,000
     shares; issued and outstanding, 2,600 shares)                            2,600,000              2,600,000
   Additional paid-in capital                                               179,052,696            131,322,072
   Unrealized appreciation on securities available-for-sale                   1,199,890                508,601
   Retained earnings (deficit)                                               25,872,972             (7,360,205)
                                                                        --------------------------------------
Total shareholder's equity                                                  208,725,558            127,070,468
                                                                        --------------------------------------

Total liabilities and shareholder's equity                              $10,633,762,909         $7,811,369,608
                                                                        ======================================



See accompanying notes.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

                        Consolidated Statements of Income



                                                                            YEARS ENDED DECEMBER 31
                                                                 1997             1996                1995
                                                             -------------------------------------------------

Revenues:
   Fees from separate accounts and policyholder funds        $126,636,872      $ 95,323,185       $ 77,572,040
   Advisory fees and other distribution revenues               67,677,977        46,232,682         27,911,710
   Net investment income                                        7,905,545         5,452,083         28,701,102
   Net realized investment gains                                  530,886           764,139          9,711,168
                                                             -------------------------------------------------
                                                              202,751,280       147,772,089        143,896,020

Benefits and expenses:
   Benefits to policyholders                                    4,986,244         4,241,628         27,128,685
   Amortization of deferred policy acquisition costs           40,648,703        30,830,214         43,287,070
   Other insurance expenses                                   100,385,240        71,255,354         58,745,087
   Financing costs                                             14,267,785        15,820,730          9,282,164
                                                             -------------------------------------------------
                                                              160,287,972       122,147,926        138,443,006
                                                             -------------------------------------------------

Income from continuing operations before provision
   for income tax (benefit)                                    42,463,308        25,624,163          5,453,014

Provision for income tax (benefit):
   Current                                                       (723,741)        1,464,291          2,022,624
   Deferred                                                    15,767,246         7,614,476         (9,063,710)
                                                             -------------------------------------------------
                                                               15,043,505         9,078,767         (7,041,086)
                                                             -------------------------------------------------
Income from continuing operations                              27,419,803        16,545,396         12,494,100

Discontinued operations
   Loss from operations, net of tax                              (141,134)         (809,948)        (1,461,888)
   Gain on disposal, net of tax                                 5,954,508
                                                             -------------------------------------------------

Net income                                                   $ 33,233,177      $ 15,735,448       $ 11,032,212
                                                             =================================================



See accompanying notes.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

           Consolidated Statements of Changes in Shareholder's Equity

                  Years ended December 31, 1997, 1996 and 1995


                                                                       UNREALIZED
                                                                    APPRECIATION ON      RETAINED             TOTAL
                                                     ADDITIONAL        SECURITIES        EARNINGS         SHAREHOLDER'S
                                   COMMON STOCK   PAID-IN CAPITAL  AVAILABLE-FOR-SALE    (DEFICIT)           EQUITY
                                    ------------------------------------------------------------------------------------

Balance at December 31, 1994 as
   previously reported              $2,600,000      $110,633,000                        $(53,824,868)      $  59,408,132
Cumulative effect on prior years
   of applying the new basis of
   accounting                                          1,830,140      $ (8,664,619)       19,697,003          12,862,524
                                    ------------------------------------------------------------------------------------
Balance at January 1, 1995           2,600,000       112,463,140        (8,664,619)      (34,127,865)         72,270,656
   Net income                                                                             11,032,212          11,032,212
   Reversal of deferred tax
     valuation allowance                                 858,932                                                 858,932
   Change in unrealized
     appreciation on securities
     available-for-sale, net of tax                                     11,094,515                            11,094,515
                                    ------------------------------------------------------------------------------------
Balance at December 31, 1995         2,600,000       113,322,072         2,429,896       (23,095,653)         95,256,315
   Capital contribution                               18,000,000                                              18,000,000
   Net income                                                                             15,735,448          15,735,448
   Change in unrealized
     appreciation on securities
     available-for-sale, net of
     tax and DPAC adjustments                                           (1,921,295)                           (1,921,295)
                                    ------------------------------------------------------------------------------------
Balance at December 31, 1996         2,600,000       131,322,072           508,601        (7,360,205)        127,070,468
   Capital contribution                               47,730,624                                              47,730,624
   Net income                                                                             33,233,177          33,233,177
   Change in unrealized
     appreciation on securities
     available-for-sale, net of
     tax and DPAC adjustments                                              691,289                               691,289
                                    ------------------------------------------------------------------------------------

Balance at December 31, 1997        $2,600,000      $179,052,696      $  1,199,890      $ 25,872,972        $208,725,558
                                    ====================================================================================



See accompanying notes.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

                      Consolidated Statements of Cash Flows

                                                                                  YEARS ENDED DECEMBER 31
                                                                        1997                1996               1995
                                                                 ------------------------------------------------------

OPERATING ACTIVITIES
Net income                                                       $   33,233,177       $  15,735,448       $  11,032,212
Adjustments to reconcile net income to net cash (used in)
   provided by operating activities:
     Write-down of foreclosed real estate                                                   342,025           1,235,620
     Amortization of bond discount and premium                          400,488             196,315              56,458
     Benefits to policyholders                                        4,986,244           4,241,628          27,128,685
     Gain on interest rate swap                                                          (1,632,000)           (475,407)
     Provision for deferred income tax (benefit)                     15,767,246           7,944,703          (7,929,766)
     Net realized investment gains                                     (530,886)           (764,139)         (9,711,168)
     Amortization of deferred policy acquisition costs               40,648,703          30,830,214          43,287,070
     Amortization of deferred policy acquisition costs
       included in discontinued operations                            1,706,547           2,213,505           1,035,069
     Policy acquisition costs deferred                             (123,964,814)        (89,535,239)        (61,103,093)
     Gain on disposal of discontinued operations                     (9,393,984)
     Changes in assets and liabilities:
         Accrued investment income                                     (834,601)            146,322           5,575,157
         Other assets                                                (1,396,019)          2,061,204          (2,456,292)
         Receivable from affiliates                                  (4,605,036)
         Payable to affiliates                                       (1,462,021)         (4,203,687)         (4,233,252)
         Other liabilities                                            6,642,395          (1,788,725)         12,081,461
                                                                 ------------------------------------------------------
Net cash (used in) provided by operating activities                 (38,802,561)        (34,212,426)         15,522,754

INVESTING ACTIVITIES
Purchase of fixed maturities                                       (118,765,270)        (48,300,025)       (506,524,031)
Purchase of marketable equity securities                               (250,000)         (6,033,533)        (10,137,860)
Mortgage loans issued                                                                                          (136,101)
Proceeds from fixed maturities sold, matured or repaid               74,625,632          41,269,218         781,840,143
Proceeds from marketable equity securities sold                           1,239          12,737,787           5,080,010
Proceeds from sales of foreclosed real estate                         2,268,120           1,602,064             860,375
Proceeds from disposal of discontinued operations                    16,337,562
Proceeds from sales of mortgage loans                                                                       110,791,046
Net change in short-term investments                                (10,697,423)         (3,984,370)
Net change in policy loans                                           (2,638,558)           (569,773)          2,511,985
                                                                 ------------------------------------------------------
Net cash (used in) provided by investing activities                 (39,118,698)         (3,278,632)        384,285,567

FINANCING ACTIVITIES
Net reinsurance (consideration) proceeds                             (2,442,944)         (1,116,114)          4,785,845
Repayment of amounts on deposit from reinsurers                      (3,000,000)         (3,000,000)         (3,000,000)
Receipts credited to policyholder funds                              20,606,428          20,923,239         302,496,632
Return of policyholder funds                                        (15,461,856)        (24,657,906)        (69,404,163)
Transfer of policyholder funds to reinsurer                                                                (745,950,764)
Increase in notes payable to affiliates                              25,754,395         138,200,680
Increase in notes payable                                                                                    29,843,003
Notes payable repaid                                                                   (109,866,565)        (20,000,000)
Capital contribution                                                 47,730,624          18,000,000
                                                                 ------------------------------------------------------
Net cash provided by (used in)  financing activities                 73,186,647          38,483,334        (501,229,447)
                                                                 ------------------------------------------------------

Net (decrease) increase  in cash and cash equivalents                (4,734,612)            992,276        (101,421,126)
Cash and cash equivalents at beginning of year                       12,073,302          11,081,026         112,502,152
                                                                 ------------------------------------------------------

Cash and cash equivalents at end of year                         $    7,338,690       $  12,073,302       $  11,081,026
                                                                 ======================================================
Non-cash transactions:
   Mortgage loans transferred to foreclosed real estate                                                      $2,405,052
                                                                 ======================================================


See accompanying notes.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

                   Notes to Consolidated Financial Statements

                                December 31, 1997



1.  ORGANIZATION

The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company and hereinafter referred to as MNA or the Company) is a stock life insurance company domiciled in the State of Delaware. The Company is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (formerly NAWL Holding Company, Inc. and hereinafter referred to as MWL or the Parent). On January 1, 1996, North American Life Assurance Company of North York, Canada (NAL), the former parent of the Company, merged with The Manufacturers Life Insurance Company. The surviving company conducts business under the name The Manufacturers Life Insurance Company (MLI).

Concurrent with the merger, the Company's Parent went through a corporate restructuring which resulted in the formation of a newly organized holding corporation, MWL. At that time, all of the assets and liabilities of MNA and its subsidiaries, The Manufacturers Life Insurance Company of New York (formerly First North American Life Assurance Company and hereinafter referred to as MNY) and NASL Financial Services, Inc. (NASL Financial), were transferred from MLI to MWL. In addition, MLI's 20.2% ownership interest in Wood Logan Associates, Inc. and its majority-owned subsidiary, Wood Logan Distributors, Inc., (collectively Wood Logan) was transferred to MWL. In exchange, MLI received all Class A shares of MWL common stock representing an 85% ownership interest. On January 1, 1997, MLI contributed 62.5% of its 85% ownership interest to its indirect wholly-owned subsidiary, The Manufacturers Life Insurance Company (U.S.A.) (MANUSA). Effective December 18, 1997, MLI transferred its remaining 22.5% interest in MWL to MRL Holding, LLC, (MRL) a newly formed Delaware limited liability company.

Also effective January 1, 1996, as part of the restructuring, the remaining 79.8% of Wood Logan was purchased by MWL. In exchange for the remaining shares of Wood Logan, certain employees and former owners of Wood Logan received the Class B voting shares of MWL representing a 15% ownership interest. Wood Logan provides marketing services for the sale of the annuity products of MNA and MNY.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)




1.  ORGANIZATION (CONTINUED)

The Company issues individual life, variable life and annuity insurance contracts (the contracts) in forty-eight states, including New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. The separate account assets are invested in shares of the Manufacturers Investment Trust (formerly NASL Series Trust and hereinafter referred to as MIT), a no-load, open-end management investment company organized as a Massachusetts business trust.

NASL Financial acted as investment adviser to MIT and the North American Funds
(NAF), a no-load, open-end management investment company organized as a Massachusetts business trust. NASL Financial also acted as principal underwriter of the annuity and life insurance contracts issued by the Company. NASL Financial had an agreement with Wood Logan to act as the promotional agent for the sale of the variable annuity and variable life insurance products issued by MNA and MNY.

Effective October 1, 1997, Manufacturers Securities Services, LLC (MSS), replaced NASL Financial as the investment advisor to MIT and as the principal underwriter of the annuity contracts. Wood Logan provides marketing services for the sale of annuity contracts under an Administrative Services Agreement dated October 7, 1997, between the Company and MLI.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company and its majority and wholly-owned subsidiaries have been prepared in conformity with generally accepted accounting principles (GAAP).

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

Prior to 1996, the Company prepared its financial statements in conformity with accounting practices prescribed or permitted by the Delaware Insurance Department which practices were considered GAAP for mutual life insurance companies. FASB Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and other Enterprises (FIN 40), as amended, which is effective for 1996 annual financial statements, no longer permits statutory-basis financial statements to be described as being prepared in conformity with GAAP. Accordingly, the Company has adopted various accounting pronouncements, principally Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts (SFAS No. 120), which addresses the accounting for long-duration insurance contracts.

Pursuant to the requirements of the above pronouncements, the effect of the changes in accounting have been applied retroactively and the previously issued 1995 financial statements have been restated for the change. The effect of the change applicable to years prior to January 1, 1995 has been presented as a restatement of shareholder's equity as of this date.

The adoption had the effect of increasing net income for 1995 by approximately $18,320,197.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and the accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts and operations, after intercompany eliminations, of the Company and its majority and wholly-owned subsidiaries, MNY and MSS (NASL Financial through October 1, 1997).

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS AND INVESTMENT INCOME

The Company accounts for its fixed maturities and marketable equity securities in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (SFAS 115). SFAS 115 requires that fixed maturities and marketable equity securities be designated as either held-to-maturity, available-for-sale or trading at the time of purchase. Held-to-maturity fixed maturities are reported at amortized cost and the remainder of fixed maturities and marketable equity securities are reported at fair value with unrealized holding gains and losses reported in income for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

The Company has classified all of its fixed maturities and marketable equity securities as available-for-sale. As a result, these securities are reported in the accompanying financial statements at fair value. Changes in fair values, after adjustment for deferred policy acquisition costs (DPAC) and deferred income taxes, are reported as unrealized appreciation or depreciation directly in shareholder's equity, and accordingly, have no effect on net income. The DPAC offset to the unrealized appreciation or depreciation represents valuation adjustments or reinstatements of DPAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

The amortized cost of fixed maturities is adjusted for the amortization of premiums and accretion of discounts using the interest method. This amortization or accretion is included in net investment income.

For the mortgage-backed bond portion of the fixed maturities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

Short-term investments generally consist of instruments which have a maturity of less than one year at the time of acquisition. Short-term investments are reported at cost, which approximates fair value.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

Real estate acquired in satisfaction of debt is stated at the lower of the appraised fair value or the outstanding principal loan balance plus accrued interest and foreclosure costs.

Policy loans are reported at unpaid balances, not in excess of the underlying cash value of the policies.

Realized gains or losses on investments sold and declines in value judged to be other-than-temporary are determined on the specific identification basis.

CASH EQUIVALENTS

The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS

Commissions, net of commission allowances for reinsurance ceded, and other costs of acquiring new business that vary with and are primarily related to the production of new business have been deferred. These acquisition costs are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

The Company, through the date of the NAF sale, deferred NAF commissions and promotional agent fees (NAF commission) up to the amount recoverable from contingent deferred sales charges (CDSC). Deferred NAF commissions were recognized on a straight-line basis over the period in which the CDSC's were in effect.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)




2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities that are reported in the accompanying consolidated balance sheet represent investments in MIT, which are mutual funds that are separately administered for the exclusive benefit of the variable life and annuity policyholders and are reported at fair value. Such policyholders, rather than the Company, bear the investment risk. The operations of the separate accounts are not included in the accompanying consolidated financial statements. Fees charged on separate account policyholder funds are included in revenues.

POLICYHOLDER FUNDS AND BENEFITS TO POLICYHOLDERS

Policyholder funds for the fixed portion of variable life and annuity contracts are computed under a retrospective deposit method and represent account balances before applicable surrender charges. Benefits to policyholders include interest credited to policyholders and other benefits that are charged to expense including benefit claims incurred in the period in excess of the related policyholder account balances. Interest crediting rates for the fixed portion of variable life and annuity contracts ranged from 4.10% to 6.15% in 1997; 4.00% to 6.15% in 1996 and 4.20% to 7.15% in 1995.

RECOGNITION OF REVENUES

Fees from separate accounts and policyholder funds represent fees assessed against policyholder account balances, and include mortality and expense risk charges, surrender charges and an annual administrative charge.

MSS, and formerly NASL Financial (collectively the Advisor), are responsible for managing the corporate and business affairs of MIT and act as investment advisor to MIT. As compensation for its investment advisory services, the Advisor receives advisory fees based on the daily average net assets of the portfolios. The Advisor, as part of its advisory services, is responsible for selecting and compensating subadvisors to manage the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Board of Trustees of MIT. The Company's discontinued operations include the compensation of NASL Financial for investment advisory fees and subadvisor compensation from NAF through October 1, 1997 the date the Company sold NAF. Subadvisor compensation, for MIT, is included in other insurance expenses.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCING AGREEMENTS

The Company has entered into various financing agreements with reinsurers. All assets and liabilities related to these contracts are reported on a gross basis. Due to the nature of the Company's products, these agreements are accounted for under the deposit method whereby the net premiums paid to the reinsurer are recorded as deposits.

INCOME TAXES

Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (SFAS 109). Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

RECLASSIFICATIONS

Certain 1995 balances have been reclassified to permit comparison with the 1997 and 1996 presentations.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)



3.  INVESTMENTS

The major components of net investment income are as follows:

                                                  YEAR ENDED DECEMBER 31
                                        1997              1996             1995
                                     ----------------------------------------------

Fixed maturities                     $7,250,366       $ 5,197,363       $21,980,896
Marketable equity securities                               34,993           137,862
Mortgage loans                                                            5,620,613
Short-term investments                1,126,181         1,187,368         3,133,008
Foreclosed real estate                                    432,648          (164,540)
                                     ----------------------------------------------
                                      8,376,547         6,852,372        30,707,839
Less: investment expenses              (471,002)       (1,400,289)       (2,006,737)
                                     ----------------------------------------------

Net investment income                $7,905,545       $ 5,452,083       $28,701,102
                                     ==============================================


The proceeds from sales of available-for-sale fixed maturities for the year ended December 31, 1997, 1996 and 1995 were $53,325,435, $15,151,764 and
$755,538,955, respectively.

The gross realized gains and losses on the sales of investments for the year ended December 31, 1997, 1996 and 1995 are as follows:

                                                 YEAR DECEMBER 31
                                       1997             1996            1995
                                    --------------------------------------------

Fixed maturities:
   Gross realized gains             $ 787,645        $ 429,786      $10,913,975
   Gross realized losses               (6,759)          (3,814)      (2,042,666)
Marketable equity securities:
   Gross realized gains                                988,022           80,010
   Gross realized losses             (250,000)         (15,308)
Mortgage loans:
   Gross realized gains                                                 967,301
Foreclosed real estate:
   Gross realized gains                                                  12,063
   Gross realized losses                              (634,547)        (219,515)
                                    --------------------------------------------

Net realized gain                   $ 530,886        $ 764,139      $ 9,711,168
                                    ============================================


            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


3.  INVESTMENTS (CONTINUED)

The gross unrealized gains and losses for fixed maturities available-for-sale and marketable equity securities held at December 31, 1997 and 1996 are as follows:

                                                         GROSS          GROSS
                                          AMORTIZED    UNREALIZED     UNREALIZED        FAIR
                                            COST          GAINS         LOSSES         VALUE
                                          ---------------------------------------------------
                                                           (In Thousands)

DECEMBER 31, 1997
Fixed maturities:
   U.S. Treasury securities and
     obligations of U.S. Government
     agencies                             $ 14,333        $  566        $ 13         $ 14,886
   Corporate securities                    110,191         1,905          23          112,073
   Mortgage-backed securities               10,455            74           3           10,526
   States, territories and possessions       5,594           228                        5,822
                                          ---------------------------------------------------

Total                                     $140,573        $2,773        $ 39         $143,307
                                          ===================================================


DECEMBER 31, 1996
Fixed maturities:
   U.S. Treasury securities and
     obligations of U.S. Government
     agencies                             $ 10,160        $  337        $ 27         $ 10,470
   Corporate securities                     79,375         1,084         208           80,251
   Mortgage-backed securities                1,940            19           9            1,950
   States, territories and possessions       4,578           182                        4,760
                                          ---------------------------------------------------
   Total fixed-maturity securities          96,053         1,622         244           97,431
Marketable equity securities                     1                                          1
                                          ---------------------------------------------------

Total                                     $ 96,054        $1,622        $244         $ 97,432
                                          ===================================================

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


3.  INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers or lenders may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   AMORTIZED               FAIR
                                                      COST                VALUE
                                                   ----------------------------
                                                          (In Thousands)

FIXED MATURITIES AVAILABLE-FOR-SALE
Due in one year or less                            $ 13,870            $ 13,870
Due after one year through five years                61,741              63,235
Due after five years through ten years               32,936              33,350
Due after ten years through twenty years              2,050               2,127
Due after twenty years                               19,521              20,199
Mortgage-backed securities                           10,455              10,526
                                                   ----------------------------

Total fixed maturities available-for-sale          $140,573            $143,307
                                                   ============================

Investments with a fair value of $6,283,750 and $5,820,150 at December 31, 1997 and 1996 respectively were on deposit with, or in custody accounts on behalf of, state insurance departments to satisfy regulatory requirements.

4.  FEDERAL INCOME TAXES

Beginning in 1996, the Company participated as a member of the MWL affiliated group consolidated federal income tax return. In 1995, the Company filed a group consolidated federal income tax return with MNY and NASL Financial. The Company files separate state income tax returns. The method of allocation between companies is subject to a written tax sharing agreement. The tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability computed on a separate return basis bears to the tax liability of the consolidated group. The tax charge to the Company shall not be more than the Company would have paid on a separate return basis.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)



4.  FEDERAL INCOME TAXES (CONTINUED)

The Company's effective income tax rate varied from the statutory federal income tax rate as follows:


                                                                        YEAR ENDED DECEMBER 31
                                                                1997           1996           1995
                                                                ----------------------------------
Statutory federal income rate applied to income
   before federal income taxes                                  35%             35%            35%
Add (deduct):
   Non-deductible meals and entertainment                        1               1              2
   Nondeductible consulting fees                                                                4
   Change in prior year income taxes                            (1)             (1)
   Reversal of deferred asset valuation allowance                                            (285)
                                                                ---------------------------------
Effective income tax rate                                       35%             35%          (244)%
                                                                =================================


The Company maintained a valuation allowance of approximately $11,982,000 at December 31, 1994 as the Company had current and cumulative net losses. During 1997, 1996 and 1995, no valuation allowance has been established as the Company believes that it is more likely than not that its deferred tax assets will be realized from the generation of future taxable income.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


4.  FEDERAL INCOME TAXES (CONTINUED)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's net deferred tax liability are as follows:

                                                            DECEMBER 31
                                                     1997               1996
                                               --------------------------------

Deferred tax assets:
   Net operating loss carryforwards                                $ 10,313,135
   Financing arrangements                      $  2,699,371           4,222,611
   Interest on notes payable                      1,282,776             677,823
   Guaranty fund assessment liabilities             315,000             490,000
   Alternative minimum tax credit                                       313,839
   Real estate                                      607,920             241,266
   Other                                            116,862             500,524
                                               --------------------------------
Total deferred tax assets                         5,021,929          16,759,198
                                               --------------------------------
Deferred tax liabilities:
   Deferred policy acquisition costs            (18,429,529)        (15,336,265)
   Unrealized appreciation on securities
      available-for-sale                           (646,094)           (273,863)
   Other                                         (2,374,584)         (1,437,870)
                                               --------------------------------
Total deferred tax liabilities                  (21,450,207)        (17,047,998)
                                               --------------------------------

Net deferred tax liability                     $(16,428,278)       $   (288,800)
                                               ================================


The Company made estimated tax payments of $530,666, $0 and $164,260 in 1997, 1996 and 1995, respectively.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


5.  FINANCING AGREEMENTS

All financing agreements entered into with reinsurance companies relate solely to the products sold by the Company and not its subsidiaries. The Company's reinsured products are considered investment products under generally accepted accounting principles and, as such, the reinsurance agreements are considered financing arrangements and are accounted for under the deposit method. Under this method, net premiums received by the reinsurer are recorded as deposits. Financing transactions have been entered into primarily to improve cash flow and statutory capital. All financing agreements discussed below were in effect for the full year in 1997, 1996 and 1995 unless otherwise indicated.

On June 30, 1995, the Company entered into an indemnity coinsurance agreement with Peoples Security Life Insurance Company (Peoples), a AA+ rated subsidiary of the Aegon Corporation, to reinsure 100% of the fixed portion of the variable annuity business written by the Company. In 1997, the treaty was amended to cover the Company's Market Value Adjusted fixed annuity product.

The indemnity aspects of the agreement provide that the Company remains liable for the contractual obligations whereas Peoples agrees to indemnify the Company for any contractual claims incurred. The coinsurance aspects of the agreement require the Company to transfer to Peoples all receipts of the fixed portion of premiums and transfers from variable to the fixed portion of the variable annuity contracts. Once transferred, the assets belong to Peoples. In exchange, Peoples reimburses the Company for all claims and provides expense allowances to cover commissions and other costs associated with the acquisition of the fixed portion of the variable annuity business. Under this agreement, the Company will continue to administer the fixed portion of the annuity business for which it will earn an expense allowance.

Peoples is responsible for investing the premiums received for the fixed portion of the contracts and is at risk for any potential investment gains and losses. There is no recourse to the Company if investment losses are incurred. As of October, 1997, the assets are maintained at Bankers Trust under a trust agreement owned by Peoples. The Company is the beneficiary of the trust.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


5.  FINANCING AGREEMENTS (CONTINUED)

Effective July 1, 1995 and August 1, 1995, the Company entered into treaties with the Connecticut General Life Insurance Company (CIGNA) and Swiss Re Life Insurance Company, respectively, to reinsure the minimum death benefit guarantee risks of the Company. Each company has assumed 50% of the risk. In addition, the Company reinsured 50% of its risk related to the waiving of surrender charges at death with CIGNA. The Company is paying the reinsurers an asset-based premium, the level of which varies with both the amount of exposure to this risk and the realized experience.

Effective November 1, 1995, the Company entered into a modified coinsurance treaty with Transamerica Occidental Life Insurance Company (Transamerica). Transamerica reinsures a 50% quota share of the variable portion of the Company's variable life insurance contracts. At inception, Transamerica reinsured 80% of this product's net amount at risk in excess of the Company's retention limit on a yearly renewable term basis. At December 31, 1997, this contract was amended to increase this percentage to 100%.

The Company entered into a modified coinsurance agreement with RGA/Swiss, formerly ITT Lyndon Life, to cede 64% of certain variable annuity contracts (policy form 203-VA) and 95% of certain other variable annuity contracts (VISION.001). At the time of the transaction, the Company received $25 million in cash representing withheld premiums of $15 million and $10 million of ceding commissions. The withheld premiums are being repaid with interest over five years. The ceding commission is payable out of future profits generated by the business reinsured. Effective December 31, 1994, the agreement was amended to increase the percentage of ceded business on policy form 203-VA to 95%. In return, the Company received additional ceding commissions of $5,200,000 which is reflected as a due to reinsurers and is expected to be paid back over a five year period. Policies issued under the applicable policy forms after December 31, 1996, in accordance with a 1997 amendment, are not reinsured under this agreement.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


5.  FINANCING AGREEMENTS (CONTINUED)

The Company entered into an indemnity quota share reinsurance agreement with PaineWebber Life to reinsure a portion of its policy forms 207-VA, VFA, VENTURE.001, and VENTURE.003. The quota share percentage for business written prior to January 1, 1997 varies between 15% and 35% depending on the policy form. Effective January 1, 1997, the agreement was amended to change the quota share to 20% for policies written thereafter. The form of reinsurance is modified coinsurance and only covers the variable portion of contracts written by PaineWebber brokers. All elements of risk (including persistency, investment performance, and mortality) have been transferred.

During 1997, the Company entered into a modified coinsurance agreement with Merrill Lynch Life to cede 50% of the variable portion of its Merrill Lynch policies. The agreement only covers the variable portion of contracts sold by Merrill Lynch brokers. All elements of risk (including persistency, investment performance, and mortality) have been transferred.

In the event of insolvency of a reinsurer, the Company remains primarily liable to its policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company and accordingly, the Company periodically monitors the financial condition of its reinsurers.

6.  SHAREHOLDER'S EQUITY

Generally, the net assets of the Company and its insurance subsidiary available for the Parent as dividends are limited to and cannot be made except from earned statutory basis profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Insurance Commissioners of the States of Delaware and New York is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


6.  SHAREHOLDER'S EQUITY (CONTINUED)

Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles, for the Company and its insurance subsidiary, MNY, were as follows:



                                                    YEAR ENDED DECEMBER 31
                                            1997             1996             1995
                                        ----------------------------------------------
MNA:
   Net income (loss)                    $ 22,259,385      $ 3,066,908      $(7,287,985)
   Net capital and surplus               139,170,756       69,553,706       50,157,994

MNY:
   Net (loss) income                      (1,562,544)         231,315         (578,899)
   Net capital and surplus                68,336,238       22,265,070        8,821,782


The Company's broker dealer subsidiaries, MSS and formerly NASL Financial (through October 1, 1997), are subject to the Securities and Exchange Commission's (SEC) "Net Capital Rule" as defined under rule 15c3-1. At December 31, 1997 and 1996, the net capital of each of the broker dealers exceeded the SEC's minimum capital requirements.

The components of the balance sheet caption "Unrealized appreciation on securities available-for-sale" in shareholder's equity are summarized as follows:

                                                             DECEMBER 31
                                                       1997             1996
                                                      ------------------------
                                                          (In Thousands)

Fair value of securities                              $143,307         $97,432
Amortized cost of securities                           140,573          96,054
                                                      ------------------------
Unrealized appreciation                                  2,734           1,378
Adjustment to deferred policy
   acquisition costs                                      (888)           (595)
Deferred income taxes                                     (646)           (274)
                                                      ------------------------
Unrealized appreciation on securities
   available-for-sale                                 $  1,200         $   509
                                                      ========================

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


7.  RELATED-PARTY TRANSACTIONS

In connection with the indemnity coinsurance agreement (see Note 5) of the fixed portion of annuities, the Company pooled its mortgage portfolio (book value of approximately $106 million) and transferred a senior participation interest to an affiliate of Peoples. The senior interest was transferred for a purchase price of approximately $72 million and entitles an affiliate of Peoples to 100% of the cash flows produced by the portfolio until it recovers in full the purchase price with interest at a rate of 7.52%. The remaining residual interest was transferred to First North American Realty, Inc., which at the time of the transaction was a wholly-owned subsidiary of NAL, the former Parent, for a purchase price of $33 million. As a result of the sale of the senior and residual interests in the Company's mortgages, the Company has no further economic interest in any mortgages.

The Company utilizes various services administered by MLI in 1997 and 1996 and NAL in 1995, such as legal, personnel, investment accounting and other corporate services. The charges for these services were approximately $8,229,000, $6,053,000 and $295,000 in 1997, 1996 and 1995, respectively. During 1996, MLI changed the allocation method of expenses subsequent to the merger with NAL. At December 31, 1997 and 1996, the Company had a net liability to MLI for these services and interest accrued on notes payable of $3,646,308 and $3,172,259, respectively. At December 31, 1997, the payable is offset by a receivable from MIT and MLI for expenses paid on their behalf of $8,251,344. At December 31, 1996, payable to affiliates was offset by a receivable from MIT and NAF of $1,710,238 for expenses paid on behalf of those entities.

The financial statements have been prepared from the records maintained by the Company and may not necessarily be indicative of the financial conditions or results of operations that would have occurred if the Company had been operated as an unaffiliated corporation (see also Notes 1, 4, 6, 8, 10, 11 and 13 for additional related-party transactions).

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


8.  NOTES PAYABLE TO AFFILIATES AND LINES OF CREDIT

The Company has a promissory note dated March 27, 1997, from MANUSA for $138,500,000. Interest on the loan is calculated at a fluctuating rate equal to LIBOR plus 32.5 basis points and is payable in quarterly installments starting June 15, 1997. Principal and accrued interest are payable within 45 days of demand. On June 15, 1997, the Company borrowed an additional $25,000,000 increasing the principal outstanding to $163,500,000.

During 1996 and through March 26, 1997 the Company had a revolving credit line with Manufacturers Investment Corporation (MIC), an affiliated company. The original term of the agreement was seven years. Each additional borrowing under the agreement had a seven year term from the date of that additional borrowing. Principal and interest was payable in quarterly installments. The interest rate was LIBOR plus 32.5 basis points. This revolving credit line was replaced by the demand promissory note. The balance outstanding for the borrowings at December 31, 1997 and 1996 is $163,500,000 and $137,864,052, respectively. Accrued interest payable at December 31, 1997 and 1996 is $455,075 and $336,628, respectively.

During 1995, the Company had a $150 million revolving credit and term loan agreement with the Canadian Imperial Bank of Commerce and Deutsche Bank AG. The amount outstanding at December 31, 1995 was in the form of a term loan of $107 million. In April of 1996, this loan was paid in full and the credit line with MIC described above was established.

The Company received $20,000,000 from its former Parent, NAL, in the form of a surplus note agreement with interest at 8%. This note agreement was assumed by MLI upon the merger described in Note 1. The note and accrued interest are subordinated to payments due to policyholders and other claimants. Principal and interest payments can be made only upon prior approval of the Insurance Department of the State of Delaware. Interest accrued at December 31, 1997 and 1996 was $3,191,231 and $1,591,232, respectively.

The Company and its insurance subsidiaries have unsecured lines of credit with State Street Bank and Trust totaling $15,000,000, bearing interest at the bank's money market rate plus 50 basis points. There were no outstanding advancements under the line of credit at December 31, 1997 and 1996.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)



8.  NOTES PAYABLE TO AFFILIATES AND LINES OF CREDIT (CONTINUED)

Interest expense and interest paid in 1997 were $11,072,791 and $9,354,343, respectively. Interest expense and interest paid in 1996 were $8,774,643 and $11,727,002, respectively. Interest expense and interest paid in 1995 were $8,981,532 and $8,980,132.

9.  OTHER INSURANCE EXPENSES

Other insurance expenses were as follows:


                                                     YEAR ENDED DECEMBER 31
                                            1997               1996              1995
                                        -------------------------------------------------

Selling and administrative expenses     $ 42,580,888        $29,207,640       $28,058,234
Subadvisory fees                          26,364,212         15,882,860        12,007,940
General operating expenses                31,440,140         26,164,854        18,678,913
                                        -------------------------------------------------

                                        $100,385,240        $71,255,354       $58,745,087
                                        =================================================

10.  RETIREMENT PLANS

MLI, and formerly NAL prior to the merger, sponsors a defined benefit pension plan (the Plan) covering substantially all of the Company's employees. The benefits are based on years of service and the employee's compensation during the last five years of employment. MLI's funding policy is to contribute annually the normal cost up to the maximum amount that can be deducted for federal income tax purposes and to charge each subsidiary for its allocable share of such contributions based on a percentage of payroll. No pension costs were allocated to the Company in 1997, 1996 or 1995, as the Plan was subject to the full funding limitation under the Internal Revenue Code.

The Company sponsors a defined contribution retirement plan pursuant to regulation 401(k) of the Internal Revenue Code. All employees who are 21 years old are eligible after one year of service. The Company contributes two percent of base pay plus fifty percent of the employee savings contribution. The employee savings contribution is limited to six percent of base pay. The Company contributed $352,867, $306,989 and $209,423 in 1997, 1996 and 1995,
respectively.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)

11.  LEASES

The Company leases its office space and various office equipment under operating lease agreements. For the years ended December 31, 1997, 1996 and 1995, the Company incurred rent expense of $1,315,567, $1,224,352 and $1,461,475, respectively. The Company negotiated a ten-year lease for new office space which commenced in March 1992. In connection with the lease, the Company was required to deposit $1,500,000 in an escrow account as security toward fulfilling the future lease commitment. The balance of the escrow at December 31, 1997 and 1996 is $750,000 and $900,000, respectively. The lease for the offices of MNY expires in 1999 and is subject to a renewal option at market rates prevailing at the time of renewal.

The minimum lease payments associated with the office space and various office equipment under operating lease agreements are as follows:

                                                             MINIMUM LEASE
                                                               PAYMENTS
                                                             -------------
     Year ended:
        1998                                                  $1,285,808
        1999                                                   1,261,159
        2000                                                   1,197,368
        2001                                                   1,197,368
        2002                                                     197,651
                                                              ----------
       Total                                                  $5,139,354
                                                              ==========


12.  INTEREST RATE SWAP

The Company entered into a variable-for-fixed interest rate swap in 1995 with Canadian Imperial Bank of Commerce and Deutsche AG for the purpose of minimizing exposure to fluctuations in interest rates on a portion of the variable-rate outstanding debt held by the Company. This interest rate swap was prematurely terminated in 1996 concurrent with the restructuring of the Company's revolving line of credit resulting in a gain of $1,632,000 recorded as an offset to interest expense.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)



13.  GUARANTEE AGREEMENT

Pursuant to a guarantee agreement, MLI unconditionally guarantees that it will, on demand, make funds available to the Company for the timely payment of contractual claims made under the fixed portion of the variable annuity contracts issued by its subsidiaries. The guarantee covers the outstanding fixed portion of variable annuity contracts, including those issued prior to the date of the guarantee agreement.

14.  DISCONTINUED OPERATIONS

On May 6, 1997, the Company signed a letter of intent to sell their mutual fund operations. This disposal has been accounted for as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, which among other provisions, requires the plan of disposal to be carried out within one year. On October 1, 1997, the Company sold its advisory operations for NAF and the pre-existing deferred commission assets related to the mutual fund operations. The Company realized a gain of $9,160,782, before applicable taxes of $3,206,274. Included in the gain is a provision of $9,758, before applicable taxes of $3,415, for the loss from continuing operations during the phase-out period. Expenses of $223,444 were incurred on the sale and netted against the realized gain.

The operating results related to discontinued operations are summarized as follows:

                                                         YEAR ENDED DECEMBER 31
                                                 1997            1996              1995
                                             ----------------------------------------------

Advisory fees, commissions
   and distribution revenues                 $4,605,110      $12,444,560        $10,336,334
                                             ==============================================
Loss from operations before provision for
   income (tax) benefit                      $ (217,129)     $(1,246,074)       $(2,249,058)

Provision for income (tax) benefit:
  Current                                        75,995          766,353          1,921,114
  Deferred                                                      (330,227)        (1,133,944)
                                             ----------------------------------------------
                                                 75,995          436,126            787,170

Loss from operations, net of tax             $ (141,134)    $   (809,948)       $(1,461,888)
                                             ==============================================

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)


14.  DISCONTINUED OPERATIONS (CONTINUED)

The sale agreement contains a contingent payment option where the Company could earn an additional $1,000,000, before income taxes, if certain conditions are met. This amount, if earned, would be reflected in discontinued operations during 1998.

15.  FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

      Investments: Fair values for fixed maturities are obtained from an independent pricing service. The fair value for marketable equity securities are based on quoted market prices.

      Short-term investment and cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for short-term investments and cash and cash equivalents approximate their fair values.

      Policy loans: The carrying amount in the consolidated balance sheets for policy loans approximates their fair value.

            The Manufacturers Life Insurance Company of North America (formerly North American Security Life Insurance Company)

             Notes to Consolidated Financial Statements (continued)



15.  FINANCIAL INSTRUMENTS (CONTINUED)

      Due from reinsurers: The fair value of the amount due from reinsurers is equal to deposits made under the contract and approximates the carrying value.

      Policyholder funds: Fair values of the Company's liabilities under contracts not involving significant mortality risk (deferred annuities) are estimated to be the cash surrender value, or the cost the Company would incur to extinguish the liability.

      Amounts on deposit from and payable to reinsurers: Amounts on deposit from and payable to reinsurers reflects the net reinsured cash flow related to financing agreements which is primarily a current liability. As such, fair value approximates carrying value.

      Notes payable to affiliates: Fair value is considered to approximate carrying value as the majority of notes payable are at variable interest rates that fluctuate with market interest rate levels.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                               DECEMBER 31, 1997                DECEMBER 31, 1996
                                            CARRYING          FAIR           CARRYING          FAIR
                                             VALUE           VALUE             VALUE           VALUE
                                         ---------------------------------------------------------------
Assets:
   Fixed maturities                      $143,307,365     $143,307,365     $ 97,431,343     $ 97,431,343
   Marketable equity securities                                                   1,177            1,177
   Short-term investments                  14,991,793       14,991,793        4,294,370        4,294,370
   Policy loans                             3,275,654        3,275,654          637,096          637,096
   Cash and cash equivalents                7,338,690        7,338,690       12,073,302       12,073,302
   Due from reinsurers                    553,833,869      553,833,869      573,418,610      573,418,610

Liabilities:
   Policyholder funds                      92,750,188       87,375,237       82,619,372       81,123,255
   Amounts on deposit from and
     payable to reinsurers                574,881,943      574,881,943      599,909,628      599,909,628
   Notes payable to affiliates            183,955,075      183,955,075      158,200,680      158,200,680


                                     PART C

                               OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a)    Financial Statements

              (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (Part B of the registration statement).





              (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (Part B of the registration statement).


       (b)    Exhibits

              (1)    (i)    Resolution of the Board of Directors of North
                            American Security Life Insurance Company establishing the NASL Variable Account --
                            Incorporated by reference to Exhibit (b)(1)(i) to Form N-4, file number 33-76162, filed February 25,
                            1998.

                     (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 -- Previously filed as Exhibit (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                     (iii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iii) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

                     (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iv) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

                     (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997 -- Incorporated by reference to Exhibit (b)(1)(v) to Form N-4, file number 33-76162 filed February 25, 1998.

              (2) Agreements for custody of securities and similar investments - Not Applicable.

              (3)    (i)    Underwriting Agreement between North American
                            Security Life Insurance Company (Depositor) and NASL
                            Financial Services, Inc. (Underwriter) --
                            Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed February 25,
                            1998.

                     (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor) and Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc. -- Previously filed as Exhibit
                            (b)(3)(iii) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

                     (iii) Amendment to Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998

                     (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent -- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.


              (4)    (i)    Specimen Flexible Payment Deferred Combination Fixed
                            and Variable Group Annuity Contract,
                            Non-Participating -- Previously filed as Exhibit
                            (b)(4)(i) to post effective amendment no. 4 to Form
                            N-4 filed February 26, 1998.

                     (ii) Specimen Certificate Under Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (iii) Specimen Endorsements to Contract: (i) Individual Retirement Annuity Endorsement; (ii) ERISA Tax-sheltered Annuity Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Section 401 Plans Endorsement; (v) Texas Optional Retirement Program Endorsement; (vi) Qualified Contract Provisions; (vii) Fixed Account Endorsement; (viii) Death Benefit Endorsement -- Previously filed as Exhibit (b)(4)(iii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (iv) Specimen Death Benefit Endorsements to Contract (apply to certain prior contracts only) -- Previously filed as Exhibit (b)(4)(iv) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.


                     (v) Change of Name Endorsement -- Incorporated by reference to Exhibit (4)(v) to post-effective amendment no. 1 to Form S-1, file number 333-6011 filed October 9, 1997.


              (5)    (i)    Specimen Group Holder Application for Flexible
                            Payment Deferred Combination Fixed and Variable
                            Group Annuity Contract -- Previously filed as
                            Exhibit (b)(5)(i) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

                     (ii) Specimen Participant Application for the Flexible Payment Deferred Combination Fixed and Variable Group Annuity Application -- Previously filed as Exhibit (b)(5)(ii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

              (6)    (i)    Certificate of Incorporation of North American
                            Security Life Insurance Company -- Incorporated by reference to Exhibit (3)(i) to Form 10Q of The
                            Manufacturers Life Insurance Company of North
                            America filed November 14, 1997.

                     (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                     (iii) Certificate of Amendment of Certificate of Incorporation of the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

                     (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

                     (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit
                            (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                     (vi) Amended and Restated By-laws of The Manufacturers Life Insurance Company of North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

              (7)    (i)    Contract of reinsurance in connection with the
                            variable annuity contracts being offered - Form of Reinsurance and Accounts Receivable Agreements between North American Security Life Insurance
                            Company and ITT Lyndon Life, effective December 31,
                            1993, and amendments -- Incorporated by reference to Exhibit (b)(7)(i) to Form N-4, file number 33-76162, filed February 25, 1998.

                     (ii)   (A)    Contract of reinsurance in connection with
                                   the variable annuity contracts being offered
                                   - Variable Annuity Guaranteed Death Benefit
                                   Reinsurance Contract between North American
                                   Security Life Insurance Company and
                                   Connecticut General Life Insurance Company, effective July 1, 1995--Previously filed as Exhibit (b)(7)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1,
                                   1996.

                            (B) Contract of reinsurance in connection with the variable annuity contracts being offered
                                   - Variable Annuity Guaranteed Death Benefit
                                   Reinsurance Contract between North American
                                   Security Life Insurance Company and
                                   Connecticut General Life Insurance Company, effective July 1, 1995--Previously filed as Exhibit (b)(7)(iii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

                     (iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re America, effective August 1, 1995 -- Previously filed as Exhibit (b)(7)(iv) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                     (iv) Contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance Agreement between North American Security Life Insurance Company and PaineWebber Life Insurance Company, effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

                     (v) Contract of reinsurance in connection with the variable annuity contracts being offered - Form of Reinsurance Agreement between North American Security Life Insurance Company and Merrill Lynch Life Insurance Company effective January 1, 1997 -- Incorporated by reference to Exhibit (b)(7)(v) to Form N-4, file number 33-76162, filed February 25, 1998.

              (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

                     (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum, Inc. -- Previously filed as Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.


              (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered June 28, 1994 -- Previously filed as Exhibit (b)(9) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

              (10)   (i)    Written consent of Ernst & Young LLP, independent
                            auditors -- Filed herewith.

                     (ii) Written consent of Coopers & Lybrand, L.L.P., independent accountants -- Filed herewith.


              (11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

              (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

              (13)   Schedules of computation -- Previously filed as Exhibit
                     (b)(13) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

              (14)   Financial Data Schedule -- Not Applicable.

              (15)   (i)    Power of Attorney - John D. Richardson (Chairman of
                            the Board of Directors, North American Security Life
                            Insurance Company) -- Previously filed as
                            Exhibit(b)(15)(iii) to post-effective amendment no. 2 to Form N-4 filed April 29, 1997.

                     (ii) Power of Attorney - David W. Libbey, Principal Financial Officer, North American Security Life Insurance Company -- Incorporated by reference to Exhibit (24)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

                     (iii) Power of Attorney - Peter S. Hutchison (Director, The Manufacturers Life Insurance Company of North America) -- Incorporated by reference to Exhibit(b)(15)(iii) to Form N-4, file number 33-76162 filed February 25, 1998.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.


OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

Name and Principal             Position with
Business Address               Manulife North America
----------------               ----------------------

John D. Richardson             Chairman of the Board of Directors
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Peter S. Hutchison             Director
5650 Yonge Street
North York, Ontario
Canada  M2M 4G4

John D. DesPrez III            President and Director
73 Tremont Street
Boston, MA  02108

James Boyle                    Vice President, Administration and Chief
116 Huntington Avenue          Administrative Officer
Boston, MA  02116

John G. Vrysen                 Vice President and Chief Actuary
73 Tremont Street
Boston, MA 02108

Hugh McHaffie                  Vice President, U.S. Annuities and Product
73 Tremont Street              Development
Boston, MA 02108

Richard C. Hirtle              Vice President, Strategic Development and
116 Huntington Avenue          Accumulation Life Products
Boston, MA 02116

James D. Gallagher             Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Janet Sweeney                  Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108

David W. Libbey                Vice President, Treasurer and Chief Financial
73 Tremont Street              Officer
Boston, MA  02108

Robert Boyda                   Vice President, Investment Management Services
73 Tremont Street
Boston, MA  02108

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT.

THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization as at December 31, 1997
The Manufacturers Life Insurance Company (Canada)

1.       Cantay Holdings Inc. - Ontario (100%)
2.       484551 Ontario Limited - Ontario (100%)
         a.       911164 Ontario Inc. - Ontario (100%)
3.       Churchill Lifestyles Corp. (100%)
4.       495603 Ontario Limited - Ontario (100%)
5.       1198183 Ontario Limited - Ontario (100%)
6.       1198184 Ontario Limited - Ontario (100%)
7.       1235434 Ontario Limited - Ontario (100%)
8.       576986 Ontario Inc. - Ontario (100%)
9.       Balmoral Developments Inc. - Ontario (100%)
10.      Manulife Bank of Canada - Canada (100%)
11.      Manulife Securities International Ltd. - Canada (100%)
12.      Family Realty First Corp. - Ontario (100%)
13.      NAL Resources Limited - Alberta (100%)
14.      Manulife International Capital Corporation Limited - Ontario (100%)
         a.       Regional Power Inc. - Ontario (100%)
                  i.     La Regionale Power (Port Cartier) Inc. - Ontario (100%)
                  ii.    La Regionale Power Angliers Inc. - Ontario (100%)
                  iii.   Addalam Power Corporation - Philippines (100%)
15.      Peel-de Maisonneuve Investments Ltd. - Canada (100%)
         a.       2932121 Canada Inc. - Canada (100%)
16.      FNA Financial Inc. - Canada (100%)
         a.       NAL Trustco Inc. - Ontario (100%)
         b.       First North American Insurance Company - Canada (100%)
         c.       Elliott & Page Limited - Ontario (100%)
         d.       Seamark Asset Management Ltd. - Canada (67.86%)
         e.       NAL Resources Management Limited - Canada (100%)
                  i.     NAL Energy Inc. - Alberta (100%)
17.      ManuCab Ltd. - Canada (100%)
         a.       Plazcab Service Limited - Newfoundland (100%)
18.      Manufacturers Life Capital Corporation Inc. - Canada (100%)
19.      The North American Group Inc. - Ontario (100%)
20.      994744 Ontario Inc. - Ontario (100%)
21.      1268337 Ontario Inc. - Ontario (100%)
22.      3426505 Canada Inc. - Canada (100%)
23.      The Manufacturers Investment Corporation - Michigan (100%)
         a.       Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
                  i. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
                           (1)      Dover Leasing Investments, LLC -
                                    Delaware (99%)
                           (2) The Manufacturers Life Insurance Company of America - Michigan (100%)
                                    (a)     Manulife Holding Corporation -
                                            Delaware (100%)
                                            (i)      Manufacturers Adviser
                                                     Corporation - Colorado
                                                     (100%)
                                            (ii)     Succession Planning
                                                     International, Inc. -
                                                     Wisconsin (100%)
                                            (iii)    ManEquity, Inc. -
                                                     Colorado (100%)

                                            (iv)     Manulife  Property
                                                     Management  of
                                                     Washington,  D.C.  Inc.  -
                                                     Washington, D.C. (100%)
                                            (v)      ManuLife Service
                                                     Corporation - Colorado
                                                     (100%)
                                            (vi)     Manulife Leasing Company,
                                                     LLC - Delaware (80%)
                           (3) Capitol Bankers Life Insurance Company - Michigan (100%)
                           (4)      Ennal, Inc. - Ohio (100%)
                           (5) Manulife-Wood Logan Holding Co. Inc. - Delaware (62.5%)
                                    (a)     Wood Logan Associates, Inc. -
                                            Connecticut (100%)
                                            (i)      Wood Logan Distributors,
                                                     Inc. - Connecticut (100%)
                                    (b)     The  Manufacturers Life Insurance
                                            Company of North America - Delaware
                                            (100%)
                                            (i)      Manufacturers Securities
                                                     Services, LLC -
                                                     Massachusetts (100%)
                                            (ii)     The Manufacturers Life
                                                     Insurance Company of New
                                                     York - New York (100%)
                  ii. Manulife Reinsurance Limited - Bermuda (100%) (1) MRL Holding, LLC - Delaware (99%)
                                    (a)     Manulife-Wood Logan Holding Co.
                                            Inc. - Delaware (22.5%)
                  iii.     MRL Holding, LLC - Delaware (1%)
24.      Manulife International Investment Management Limited - U.K. (100%)
         a.       Manulife International Fund Management Limited - U.K. (100%)
25.      WT(SW) Properties Ltd. - U.K. (100%)
26.      Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)
27.      Manulife International Holdings Limited - Bermuda (100%)
         a.       Manulife (International) Limited - Bermuda (100%)
                  i.       Zhong Hong Life Insurance Co., Ltd. - China (51%)
                  ii. The Manufacturers (Pacific Asia) Insurance Company Limited - H.K. (100%)
                  iii.     Newtime Consultants Limited - H.K. (100%)
28.      Manulife (International) Reinsurance Limited - Bermuda (100%)
         a.       Manulife (International) P & C Limited - Bermuda (100%)
         b.       Manufacturers P & C Limited - Barbados (100%)
         c.       Manufacturers Life Reinsurance Limited - Barbados (100%)
29.      Chinfon-Manulife Insurance Company Limited - Bermuda (100%)
30.      Manulife (Malaysia) SDN. BHD. - Malaysia (100%)
31.      Manulife (Thailand) Ltd. - Thailand (100%)
32.      Young Poong Manulife Insurance Company - Korea (100%)
33.      Manulife Data Services Inc. - Barbados (100%)
         a.       Manulife Funds Direct (Barbados) Limited - Barbados (100%)
                  i.       Manulife Funds Direct (Hong Kong) Limited -
                           H.K. (100%)
34.      OUB Manulife Pte. Ltd. - Singapore (100%)
35.      Manulife Holdings (Hong Kong) Limited - H.K. (100%)
36.      ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)
37.      P.T. Asuransi Jiwa Dhamala ManuLife - Indonesia (51%)
         a.       P.T. AMP Panin Life - Indonesia (100%)


Item 27.  NUMBER OF CONTRACT OWNERS.


As of March 31, 1998, there were 3,651 qualified contracts for Ven 22/23 and 1,895 qualified contracts for Ven 8 of the series offered hereby outstanding. As of March 31, 1998 there were 5,159 non-qualified contracts for Ven 22/23 and 2,422 non-qualified contracts for Ven 8 of the series offered hereby outstanding.

Item 28. INDEMNIFICATION.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.

Article XIV of the By-laws of the Company provides as follows:

Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.

Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS.

a.     Name of Investment Company                  Capacity in which acting
       --------------------------                  ------------------------

       Manufacturers Investment Trust              Investment Adviser

       The Manufacturers Life Insurance            Principal Underwriter
       Company of North America Separate
       Account A

       The Manufacturers Life Insurance            Principal Underwriter
       Company of North America Separate
       Account B

       The Manufacturers Life Insurance            Principal Underwriter
       Company of New York Separate
       Account A

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.

c.     None.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

All books and records are maintained at 116 Huntington Avenue, Boston, MA 02116 and at 73 Tremont Street, Boston, MA 02108.

Item 31. MANAGEMENT SERVICES.

None.

Item 32. UNDERTAKINGS.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act Rule 485(b) and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 28th day of April, 1998.


                                   THE MANUFACTURERS LIFE INSURANCE
                                   COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A
                                               (Registrant)


                                   By: THE MANUFACTURERS LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                               (Depositor)


                                   By: /s/ JOHN D. DESPREZ III
                                       ----------------------------------------
                                       John D. DesPrez III, President


Attest:

/s/ JAMES D. GALLAGHER
-----------------------------------
James D. Gallagher, Secretary


       Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 28th day of April, 1998 in the City of Boston, and Commonwealth of Massachusetts.

                                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                                   NORTH AMERICA
                                               (Depositor)


                                   By: /s/ JOHN D. DESPREZ III
                                       ----------------------------------------
                                       John D. DesPrez III, President


Attest:


/s/ JAMES D. GALLAGHER
------------------------------------
James D. Gallagher, Secretary

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated.



SIGNATURE                           TITLE                         DATE




/s/ JOHN D. DESPREZ III       Director and President           April 28, 1998
-----------------------       (Principal Executive             --------------
John D. DesPrez III           Officer)                             (Date)




*______________________       Director                         April 28, 1998
                                                               --------------
Peter S. Hutchison                                                 (Date)




*______________________        Director and Chairman           April 28, 1998
                               of the Board                    --------------
John D. Richardson                                                 (Date)




/s/ DAVID W. LIBBEY           Vice President and               April 28, 1998
-----------------------       Treasurer (Principal             --------------
David W. Libbey               Financial and Accounting             (Date)
                              Officer)



*By: /s/ JAMES D. GALLAGHER                                    April 28, 1998
      ----------------------                                   --------------
     James D. Gallagher                                            (Date)
     Attorney-in-Fact
     Pursuant to Powers
     of Attorney

                                  EXHIBIT INDEX



Exhibit No.       Description
-----------       -----------

(10)(i)           Written consent of Ernst & Young LLP, independent auditors

(10)(ii) Written consent of Coopers & Lybrand, L.L.P., independent accountants